UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08390

Eaton Vance Mutual Funds Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31 *

Date of reporting period:	July 31, 2006

* The fiscal year end for Eaton Vance Tax-Managed Dividend Income Fund, a Series of Eaton Vance Mutual Funds Trust, was recently changed from April 30 to October 31.

Item 1. Schedule of Investments

The fiscal year end for Eaton Vance Tax-Managed Dividend Income Fund, a Series of Eaton Vance Mutual Funds Trust, was recently changed from April 30 to October 31.

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of July 31, 2006 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2006, the Fund owned approximately 0.6% of Tax-Managed Growth Portfolio’s outstanding interests, approximately 11.7% of Tax-Managed Value Portfolio’s outstanding interests, approximately 58.0% of Tax-Managed Multi-Cap Opportunity Portfolio’s outstanding interests, approximately 48.4% of Tax-Managed International Equity Portfolio’s outstanding interests, approximately 68.6% of Tax-Managed Mid-Cap Core Portfolio’s outstanding interests, approximately 25.2% of Tax-Managed Small-Cap Growth Portfolio’s outstanding interests and approximately 43.3% of Tax-Managed Small-Cap Value Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2006 is set forth below.

Investment	Value	% of Fund’s Net Assets
Tax-Managed Growth Portfolio (identified cost, $104,883,744)	$114,573,971	20.9%
Tax-Managed Value Portfolio (identified cost, $100,535,920)	$132,698,780	24.1%
Tax-Managed Multi-Cap Opportunity Portfolio (identified cost, $70,128,140)	$80,404,109	14.6%
Tax-Managed International Equity Portfolio (identified cost, $65,624,515)	$98,264,775	17.9%
Tax-Managed Mid-Cap Core Portfolio (identified cost, $52,050,302)	$63,146,504	11.5%
Tax-Managed Small-Cap Growth Portfolio (identified cost, $37,152,737)	$37,880,126	6.9%
Tax-Managed Small-Cap Value Portfolio (identified cost, $14,792,181)	$22,803,179	4.2%
Total Investments—100.1% (identified cost, $445,167,539)	$549,771,444	100.1%
Other Assets, Less Liabilities—(0.1%)	$(298,899)	(0.1)%
Net Assets—100%	$549,472,545	100.0%

A copy of each Portfolios’ Form N-Q is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-225-6265.

Eaton Vance Diversified Income Fund as of July 31, 2006 (Unaudited)

Eaton Vance Diversified Income Fund, a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2006, the Fund owned approximately 5.2% of Boston Income Portfolio’s outstanding interests, approximately 1.2% of Floating Rate Portfolio’s outstanding interests, and approximately 12.5% of Government Obligations Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2006 is set forth below.

Investment	Value	% of Net Assets
Boston Income Portfolio (identified cost, $93,789,886)	$92,690,580	33.6%
Floating Rate Portfolio (identified cost, $92,498,599)	$92,452,795	33.5%
Government Obligations Portfolio (identified cost, $92,498,540)	$92,678,638	33.6%
Total Investments — 100.7% (identified cost, $278,787,025)	$277,822,013	100.7%
Other Assets, Less Liabilities — (0.7%)	$(1,967,119)	(0.7)%
Net Assets — 100%	$275,854,894	100.0%

A copy of each Portfolio’s Form N-Q is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-225-6265.

Eaton Vance Dividend Income Fund as of July 31, 2006 (Unaudited)

Eaton Vance Dividend Income Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Dividend Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2006, the value of the Fund’s investment in the Portfolio was $21,003,604 and the Fund owned approximately 49.1% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Dividend Income Portfolio                                                                                                                      as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Aerospace & Defense — 1.4%
Honeywell International, Inc.	8,040	$311,148
United Technologies Corp.	4,628	287,815
		$598,963
Capital Markets — 3.7%
Goldman Sachs Group, Inc. (The)	2,800	427,700
Merrill Lynch & Co., Inc.	10,000	728,200
UBS AG (1)	7,760	422,144
		$1,578,044
Commercial Banks — 11.3%
Allied Irish Banks PLC ADR	16,597	797,320
Banco Bilbao Vizcaya Argentaria SA ADR	16,360	348,959
Bank of Nova Scotia (1)	2,695	108,608
BNP Paribas (1)	3,800	369,792
HBOS PLC (1)	19,867	361,665
HSBC Holdings PLC (1)	42,794	776,818
KBC Groep NV (1)	7,190	783,230
Societe Generale (1)	2,455	366,256
UniCredito Italiano SPA (1)	67,649	520,440
Wachovia Corp.	7,650	410,269
		$4,843,357
Construction Materials — 1.8%
Cemex SAB de CV (2)	13,400	379,488
Lafarge SA (1)	3,080	371,654
		$751,142
Consumer Finance — 1.8%
Student Loan Corp. (The)	4,385	788,204
		$788,204
Diversified Financial Services — 4.4%
Bank of America Corp.	16,190	834,271
Citigroup, Inc.	21,430	1,035,283
		$1,869,554
Diversified Telecommunication Services — 8.9%
AT&T, Inc.	15,800	473,842
BellSouth Corp.	16,400	642,388
Embarq Corp. (2)	16,300	737,575
Telefonos de Mexico SA de CV ADR	17,130	401,527
Telenor ASA (1)	38,500	489,596
Telenor ASA ADR	6,500	249,600
Verizon Communications, Inc.	23,660	800,181
		$3,794,709

1

Electric Utilities — 6.6%
E.ON AG ADR	12,020	$482,843
Endesa, SA (1)	20,500	699,466
Fortum Oyj (1)	31,892	864,685
Iberdrola SA (1)	10,800	383,202
Scottish and Southern Energy PLC (1)	16,900	381,897
		$2,812,093
Energy Equipment & Services — 1.6%
Noble Corp. (1)	9,500	681,625
		$681,625
Food Products — 2.5%
Cadbury Schweppes PLC ADR	8,455	331,943
Nestle SA ADR	9,175	751,171
		$1,083,114
Hotels, Restaurants & Leisure — 0.0%
Starwood Hotels and Resorts Worldwide, Inc.	200	10,516
		$10,516
Household Products — 0.9%
Kimberly-Clark Corp.	1,670	101,953
Kimberly-Clark de Mexico SA de CV (1)	78,500	295,194
		$397,147
Independent Power Producers & Energy Traders — 2.4%
Drax Group PLC (1)(2)	7,800	130,432
TXU Corp.	14,170	910,139
		$1,040,571
Industrial Conglomerates — 1.3%
General Electric Co.	17,150	560,633
		$560,633
Insurance — 5.6%
ACE, Ltd. (1)	1,285	66,216
FBD Holdings PLC (1)	19,500	913,401
Fidelity National Title Group, Inc., Class A	30,000	566,100
St. Paul Travelers Cos., Inc. (The)	7,895	361,591
Willis Group Holdings, Ltd. (1)	15,500	504,215
		$2,411,523
Metals & Mining — 5.8%
Anglo American PLC (1)	1,070	44,910
Fording Canadian Coal Trust (1)	16,890	486,432
Freeport-McMoRan Copper & Gold, Inc., Class B	14,631	798,267
Southern Copper Corp.	11,900	1,148,350
		$2,477,959

2

Multi-Utilities — 1.2%
RWE AG (1)	5,595	$490,684
		$490,684
Oil, Gas & Consumable Fuels — 14.4%
Chevron Corp.	6,000	394,680
ConocoPhillips	12,503	858,206
Exxon Mobil Corp.	12,630	855,556
Kinder Morgan, Inc.	4,758	485,316
Marathon Oil Corp.	9,900	897,336
Neste Oil Oyj (1)	7,628	263,742
Occidental Petroleum Corp.	5,330	574,307
Statoil ASA ADR	15,870	474,354
Total SA ADR	7,440	507,631
Williams Cos., Inc. (The)	35,515	861,239
		$6,172,367
Pharmaceuticals — 6.0%
GlaxoSmithKline PLC ADR	13,854	766,542
Johnson & Johnson	14,885	931,057
Wyeth	17,925	868,825
		$2,566,424
Real Estate Investment Trusts (REITs) — 2.0%
Equity Residential	12,450	579,050
Host Hotels & Resorts, Inc.	122	2,589
Simon Property Group, Inc.	3,190	272,841
		$854,480
Road & Rail — 2.3%
Burlington Northern Santa Fe Corp.	14,070	969,564
		$969,564
Specialty Retail — 0.6%
Home Depot, Inc. (The)	6,750	234,293
		$234,293
Thrifts & Mortgage Finance — 1.5%
Washington Mutual, Inc.	14,635	654,185
		$654,185
Tobacco — 3.7%
Altria Group, Inc.	10,645	851,281
Reynolds American, Inc.	5,900	748,002
		$1,599,283
Trading Companies & Distributors — 0.8%
Wolseley PLC ADR	15,600	336,492
		$336,492

3

Water Utilities — 4.9%
AWG PLC (1)	12,400	$299,403
Kelda Group PLC (1)	13,150	204,454
Pennon Group PLC (1)	74,250	686,211
Severn Trent PLC (1)	36,900	894,910
		$2,084,978
Wireless Telecommunication Services — 1.7%
Vodafone Group PLC (1)	38,800	0
Vodafone Group PLC ADR	33,950	736,036
		$736,036
Total Common Stocks (identified cost $41,142,794)		$42,397,940

Short-Term Investments — 1.8%

Security	Principal Amount (000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 5.31%, 8/1/06	$766	$766,000
Total Short-Term Investments (at amortized cost, $766,000)		$766,000
Total Investments — 100.9% (identified cost $41,908,794)		$43,163,940
Other Assets, Less Liabilities — (0.9)%		$(393,785)
Net Assets — 100.0%		$42,770,155

ADR	—	American Depository Receipt
(1)		Foreign security.
(2)		Non-income producing security.

4

Country Concentration of Portfolio

	Percentage
Country	of Total Investments	Value
United States	70.2%	30,302,658
United Kingdom	8.8	3,780,700
Finland	2.6	1,128,427
France	2.6	1,107,702
Spain	2.5	1,082,668
Ireland	2.1	913,401
Belgium	1.8	783,230
Cayman Islands	1.7	747,841
Canada	1.4	595,040
Italy	1.2	520,440
Bermuda	1.2	504,215
Germany	1.1	490,684
Norway	1.1	489,596
Switzerland	1.0	422,144
Mexico	0.7	295,194
Total	100%	$43,163,940

The Fund did not have any open financial instruments at July 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$41,908,794
Gross unrealized appreciation	$1,859,883
Gross unrealized depreciation	(604,737)
Net unrealized appreciation	$1,255,146

5

Eaton Vance Equity Research Fund                                                                                                      as of July 31, 2006

PORTFOLIO OF INVESTMENTS

Common Stocks — 91.7%

Security	Shares	Value
Aerospace & Defense — 3.4%
General Dynamics Corp.	342	$22,921
Lockheed Martin Corp.	233	18,565
Northrop Grumman Corp.	232	15,356
United Technologies Corp.	483	30,038
		$86,880
Air Freight & Logistics — 0.7%
FedEx Corp.	175	$18,324
Auto Components — 0.5%
Borg-Warner, Inc.	221	$13,260
Banks — 7.9%
Allied Irish Banks plc, ADS	235	11,289
Anglo Irish Bank Corp., plc	915	13,276
Banco Bilbao Vizcaya Argentaria SA, ADR	250	5,332
Banco Itaú Holding Financeira SA, ADR	155	4,783
Bank of America Corp.	545	28,084
BNP Paribas SA	66	6,423
Canadian Western Bank	175	7,042
Commerzbank AG	135	4,724
HBOS plc	575	10,467
KBC Group N.V.	157	17,103
Natexis Banques Populaires, S. A.	45	11,017
National Bank of Canada	125	6,475
PNC Financial Services Group, Inc.	330	23,377
Standard Chartered plc	205	5,188
Wachovia Corp.	621	33,304
Wells Fargo & Co.	150	10,851
		$198,735
Beverages — 2.0%
Anheuser-Busch Cos., Inc.	265	12,760
PepsiCo, Inc.	615	38,979
		$51,739
Biotechnology — 3.5%
Amgen, Inc. (1)	161	11,228
Biogen Idec Inc. (1)	360	15,163
Biomarin Pharmaceutical Inc. (1)	1,315	19,212
Celgene Corp. (1)	294	14,080
Genzyme Corp. (1)	155	10,583
Gilead Sciences, Inc. (1)	290	17,829
		$88,095

1

Chemicals — 1.4%
Ecolab Inc.	275	$11,844
E. I. Dupont de Nemours & Co.	331	13,127
Monsanto Co.	226	9,716
		$34,687
Communications Equipment — 1.9%
Cisco Systems, Inc. (1)	1,125	20,081
Corning, Inc. (1)	792	15,103
Qualcomm, Inc.	390	13,751
		$48,935
Computers & Business Equipment — 2.3%
Apple Computer, Inc. (1)	255	17,330
Dell, Inc. (1)	182	3,946
EMC Corp. (1)	834	8,465
Hewlett-Packard Co.	340	10,849
International Business Machines Corp.	155	11,999
Sun Microsystems, Inc. (1)	1,400	6,090
		$58,679
Consumer Finance — 0.8%
Cattles plc	815	5,082
Student Loan Corp.	89	15,998
		$21,080
Containers & Packaging — 0.2%
Smurfit-Stone Container Corp. (1)	450	$4,554
Electrical Equipment — 1.3%
Emerson Electric Co.	425	$33,541
Electronics - Semiconductors — 3.2%
Altera Corp. (1)	260	4,501
Analog Devices, Inc.	363	11,736
Applied Materials, Inc.	315	4,958
ASML Holding N.V. (1)	265	5,273
Broadcom Corp., Class A (1)	105	2,519
Intel Corp.	707	12,726
Marvell Technology Group, Ltd. (1)	284	5,268
Maxim Integrated Products, Inc.	157	4,613
Microchip Technology, Inc.	260	8,388
Silicon Laboratories, Inc. (1)	142	5,243
Teradyne, Inc. (1)	667	8,764
Texas Instruments Inc.	269	8,011
		$82,000
Energy Equipment & Services — 2.3%
Halliburton Co.	326	10,875
Schlumberger Ltd.	400	26,740

2

Transocean Inc. (1)	248	$19,153
		$56,768
Financial Services - Diversified — 3.7%
Citigroup, Inc.	801	38,696
JP Morgan Chase & Co.	660	30,109
Moody’s Corp.	425	23,324
		$92,129
Food Products — 1.5%
Nestle SA, ADR	457	$37,415
Health Care Equipment & Supplies — 0.9%
Medtronic, Inc.	244	12,327
Zimmer Holdings, Inc. (1)	168	10,624
		$22,951
Health Care Services — 2.4%
Caremark Rx, Inc.	137	7,234
Express Scripts, Inc. (1)	165	12,710
Quest Diagnostics Inc.	240	14,429
UnitedHealth Group, Inc.	305	14,588
WellPoint, Inc. (1)	155	11,548
		$60,509
Hotels, Restaurants & Leisure — 0.5%
Harrah’s Entertainment, Inc.	90	5,410
Marriott International, Inc., Class A	180	6,332
		$11,742
Household Durables — 0.3%
D.R. Horton, Inc.	200	4,286
Ryland Group, Inc. (The)	90	3,677
		$7,963
Household Products — 2.1%
Colgate-Palmolive Co.	290	17,203
Procter & Gamble Co.	623	35,013
		$52,216
Industrial Conglomerates — 2.1%
General Electric Co.	1,591	$52,010
Insurance — 4.5%
ACE Ltd.	96	4,947
American International Group, Inc.	557	33,793
AON Corp.	150	5,134
Assurant, Inc.	105	5,058
AXIS Capital Holdings Ltd.	462	13,657
Hartford Financial Services Group, Inc. (The)	132	11,199
Lincoln National Corp.	78	4,421

3

RenaissanceRe Holdings Ltd.	257	$13,315
RLI Corp.	119	5,626
St. Paul Travelers Companies, Inc. (The)	249	11,404
Willis Group Holdings Ltd.	147	4,782
		$113,336
Internet Software & Services — 1.1%
Google Inc., Class A (1)	71	$27,449
Investment Services — 2.8%
Affiliated Managers Group, Inc. (1)	111	10,162
Credit Suisse Group, ADS	181	10,118
Deutsche Bank AG, GRS	91	10,520
Goldman Sachs Group, Inc.	71	10,845
Mellon Financial Corp.	135	4,725
UBS AG	450	24,480
		$70,850
IT Consulting & Services — 1.0%
CheckFree Corp. (1)	75	3,338
MoneyGram International, Inc.	455	13,946
Paychex, Inc.	255	8,716
		$26,000
Life Sciences Tools & Services — 0.8%
Fisher Scientific International Inc. (1)	170	12,599
Thermo Electron Corp. (1)	220	8,142
		$20,741
Machinery — 1.8%
Danaher Corp.	412	26,862
Deere & Co.	239	17,344
		$44,206
Media — 2.7%
CBS Corp., Class B	97	2,661
Comcast Corp., Class A (1)	680	23,378
McGraw-Hill Companies, Inc., (The)	354	19,930
Omnicom Group, Inc.	67	5,930
Time Warner Inc.	725	11,963
Viacom, Inc., Class B (1)	97	3,380
		$67,242
Metals & Mining — 2.0%
Alcan Inc.	95	4,347
Companhia Vale do Rio Doce, ADR	516	11,971
Goldcorp Inc.	390	11,415
Inco Ltd. (1)	134	10,421
Teck Cominco Ltd., Class B	184	12,193
		$50,347

4

Oil & Gas — 8.1%
Chevron Corp.	480	$31,574
Exxon Mobil Corp.	880	59,611
Occidental Petroleum Corp.	210	22,628
Suncor Energy Inc.	300	24,315
Valero Energy Corp.	310	20,903
Western Refining, Inc.	1,343	30,876
Williams Cos., Inc. (The)	618	14,987
		$204,894
Paper & Forest Products — 0.3%
Bowater Inc.	105	2,129
Weyerhaeuser Co.	75	4,400
		$6,529
Personal Products — 0.2%
Estee Lauder Cos. Inc. (The), Class A	115	$4,292
Pharmaceuticals — 4.5%
Abbott Laboratories	270	12,898
Allergan, Inc.	190	20,491
Johnson & Johnson Co.	379	23,706
Lilly (Eli) & Co.	247	14,022
Novartis AG, ADS	330	18,553
Wyeth	479	23,217
		$112,887
Real Estate — 0.8%
AvalonBay Communities, Inc.	77	9,003
Simon Property Group, Inc.	116	9,921
		$18,924
Retail - Food & Staples — 1.8%
Walgreen Co.	390	18,244
Wal-Mart Stores, Inc.	634	28,213
		$46,457
Retail - Multiline — 1.4%
Federated Department Stores, Inc.	390	13,693
J.C. Penney Co., Inc.	230	14,481
Target Corp.	139	6,383
		$34,557
Retail - Specialty — 2.0%
Bed Bath & Beyond Inc. (1)	185	6,194
Best Buy Co., Inc.	165	7,481
GameStop Corp. (1)	120	4,993
Home Depot, Inc.	347	12,044
Staples, Inc.	897	19,393
		$50,105

5

Software Services — 1.7%
Microsoft Corp.	1,097	$26,361
Oracle Corp. (1)	1,139	17,051
		$43,412
Telecommunication Services - Diversified — 1.2%
Embarq Corp. (1)	38	1,720
Verizon Communications Inc.	710	24,012
Windstream Corp.	403	5,050
		$30,782
Telecommunication Services - Wireless — 1.4%
Alltel Corp.	390	21,516
Sprint Nextel Corp.	760	15,048
		$36,564
Textiles, Apparel & Luxury Goods — 0.3%
Nike Inc., Class B	95	$7,505
Thrifts & Mortgage Finance — 0.6%
Countrywide Financial Corp.	285	10,212
Northern Rock plc	255	5,313
		$15,525
Tobacco — 2.3%
Altria Group, Inc.	562	44,943
Reynolds American Inc.	105	13,312
		$58,255
Utilities - Electric — 2.5%
Exelon Corp.	330	19,107
TXU Corp.	673	43,227
		$62,334
Utilities - Multi-Utilities — 1.0%
NorthWestern Corp.	705	$24,464
Total Common Stocks (identified cost $1,907,216)		$2,311,869

6

Short-Term Investments —2.0%

Security	Principal Amount (000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 5.31%, 8/1/06	$50	$50,000
Total Short-Term Investments (at amortized cost, $50,000)		$50,000
Total Investments — 93.6% (identified cost $2,078,782)		$2,361,869
Other Assets, Less Liabilities — 6.4%		$160,215
Net Assets — 100.0%		$2,522,084

(1)		Non-income producing security.
ADR	—	American Depository Receipt
ADS	—	American Depository Share
GRS	—	Global Registered Share

The Fund did not have any open financial instruments at July 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$2,139,251
Gross unrealized appreciation	$289,642
Gross unrealized depreciation	(67,024)
Net unrealized appreciation	$222,618

The net unrealized appreciation on foreign currency at July 31, 2006 on a federal tax basis was $1.

7

Eaton Vance Floating-Rate Fund as of July 31, 2006 (Unaudited)

Eaton Vance Floating-Rate Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Floating Rate Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2006, the value of the Fund’s investment in the Portfolio was $5,080,662,949 and the Fund owned approximately 67.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Eaton Vance Floating-Rate & High Income Fund as of July 31, 2006 (Unaudited)

Eaton Vance Floating-Rate & High Income Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in two registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. In doing so, the Fund invests at least 80% of its total assets in Floating Rate Portfolio. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2006, the Fund owned approximately 22.9% of Floating Rate Portfolio’s outstanding interests and approximately 23.4% of High Income Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2006 is set forth below followed by the Schedule of Investments of Floating Rate Portfolio.

Investment	Value	% of Net Assets
Floating Rate Portfolio (identified cost, $1,704,276,529)	$1,711,476,608	87.7%
High Income Portfolio (identified cost, $253,080,453)	$252,060,335	12.9%
Total Investments — 100.6% (identified cost, $1,957,356,982)	$1,963,536,943	100.6%
Other Assets, Less Liabilities	$(11,094,994)	(0.6)%
Net Assets — 100%	$1,952,441,949	100.0%

A copy of the Form N-Q (containing a Schedule of Investments) for High Income Portfolio at July 31, 2006 is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-225-6265.

Floating Rate Portfolio                                                                                                                             as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating Rate Interests — 95.9% (1)

Principal
Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 2.2%
	Alliant Techsystems, Inc.
$3,858,750	Term Loan, 6.50%, Maturing March 31, 2009	$3,865,985
	AWAS Capital, Inc.
20,415,303	Term Loan, 7.25%, Maturing March 22, 2013	19,955,959
	CACI International, Inc.
11,217,850	Term Loan, 6.83%, Maturing May 3, 2011	11,249,405
	Delta Air Lines, Inc.
8,800,000	Term Loan, 10.02%, Maturing March 16, 2008	8,970,500
9,900,000	Term Loan, 8.02%, Maturing March 27, 2008	9,991,931
	DRS Technologies, Inc.
7,231,875	Term Loan, 6.89%, Maturing January 31, 2013	7,260,123
	Hexcel Corp.
12,932,545	Term Loan, 7.19%, Maturing March 1, 2012	12,964,876
	IAP Worldwide Services, Inc.
7,860,500	Term Loan, 8.50%, Maturing December 30, 2012	7,893,255
	Jet Aviation Holding, AG
4,415,888	Term Loan, 7.51%, Maturing May 15, 2013	4,404,848
	K&F Industries, Inc.
9,400,463	Term Loan, 7.40%, Maturing November 18, 2012	9,416,622
	Mid-Western Aircraft Systems, Inc.
6,316,200	Term Loan, 7.75%, Maturing December 31, 2011	6,350,150
	Standard Aero Holdings, Inc.
8,670,698	Term Loan, 7.67%, Maturing August 24, 2012	8,676,117
	Transdigm, Inc.
15,650,000	Term Loan, 7.45%, Maturing June 23, 2013	15,706,246
	Vought Aircraft Industries, Inc.
10,000,000	Revolving Loan, 0.00%, Maturing December 22, 2009 (2)	9,600,000
4,000,000	Term Loan, 7.33%, Maturing December 22, 2010	4,025,000
7,566,647	Term Loan, 8.00%, Maturing December 17, 2011	7,632,855
	Wam Aquisition, S.A.
4,714,710	Term Loan, 8.25%, Maturing April 8, 2013	4,764,068
4,714,710	Term Loan, 8.75%, Maturing April 8, 2014	4,784,695
500,000	Term Loan, 5.81%, Maturing May 4, 2014	EUR 646,652
500,000	Term Loan, 6.31%, Maturing May 4, 2015	EUR 649,135
	Wyle Laboratories, Inc.
4,282,929	Term Loan, 7.88%, Maturing January 28, 2011	4,313,715
		$163,122,137

Air Transport — 0.2%
	United Airlines, Inc.
$10,062,500	Term Loan, 8.63%, Maturing February 1, 2012	$10,189,328
1,437,500	Term Loan, 9.19%, Maturing February 1, 2012	1,455,618
		$11,644,946
Automotive — 4.4%
	AA Acquisitions Co., Ltd.
3,000,000	Term Loan, 7.24%, Maturing June 25, 2012	GBP 5,684,770
3,000,000	Term Loan, 7.74%, Maturing June 25, 2013	GBP 5,707,370
	Accuride Corp.
13,080,746	Term Loan, 7.31%, Maturing January 31, 2012	13,116,718
	Affina Group, Inc.
5,395,056	Term Loan, 8.50%, Maturing November 30, 2011	5,413,939
	Arvinmeritor, Inc.
3,500,000	Term Loan, 7.25%, Maturing June 23, 2012	3,500,000
	Collins & Aikman Products Co.
4,723,070	Term Loan, 11.75%, Maturing August 31, 2011	4,055,091
	CSA Acquisition Corp.
5,231,250	Term Loan, 8.00%, Maturing December 23, 2011	5,268,031
4,663,159	Term Loan, 8.00%, Maturing December 23, 2011	4,686,475
3,960,357	Term Loan, 8.00%, Maturing December 23, 2011	3,980,158
	Dana Corp.
13,700,000	DIP Loan, 7.65%, Maturing April 13, 2008	13,727,112
	Dayco Products, LLC
15,775,000	Term Loan, 8.03%, Maturing June 21, 2011	15,909,750
	Dura Operating Corp.
2,500,000	Revolving Loan, 9.25%, Maturing May 3, 2011 (2)	2,462,500
4,718,000	Term Loan, 9.11%, Maturing May 3, 2011	4,753,385
	Exide Technologies, Inc.
3,675,903	Term Loan, 11.25%, Maturing May 5, 2010	3,859,698
4,995,615	Term Loan, 11.25%, Maturing May 5, 2010	5,245,396
	Federal-Mogul Corp.
4,995,670	Revolving Loan, 6.89%, Maturing December 9, 2006 (2)	4,873,941
9,650,000	DIP Loan, 7.50%, Maturing December 9, 2006	9,686,187
4,108,827	Term Loan, 7.65%, Maturing December 9, 2006	4,022,369
6,000,000	Term Loan, 7.90%, Maturing December 9, 2006	5,891,250
12,795,732	Revolving Loan, 8.69%, Maturing December 9, 2006 (2)	12,835,719
5,137,364	Term Loan, 9.15%, Maturing December 9, 2006	5,175,894
	Goodyear Tire & Rubber Co.
13,000,000	Revolving Loan, 0.00%, Maturing April 30, 2010 (2)	12,924,171
8,890,000	Term Loan, 4.73%, Maturing April 30, 2010	8,908,260
19,720,000	Term Loan, 7.95%, Maturing April 30, 2010	19,832,976
1,000,000	Term Loan, 8.70%, Maturing March 1, 2011	1,009,625
	HLI Operating Co., Inc.
7,777,170	Term Loan, 8.83%, Maturing June 3, 2009	7,884,107

	Insurance Auto Auctions, Inc.
$6,875,000	Term Loan, 6.77%, Maturing May 19, 2012 (2)	$6,907,230
	Key Automotive Group
5,053,923	Term Loan, 8.56%, Maturing June 20, 2009	5,094,986
	Keystone Automotive Operations, Inc.
10,683,649	Term Loan, 7.94%, Maturing October 30, 2009	10,683,649
	Plastech Engineered Products, Inc.
2,317,544	Term Loan, 10.25%, Maturing March 31, 2010	2,311,027
	R.J. Tower Corp.
12,000,000	DIP Revolving Loan, 8.30%, Maturing February 2, 2007 (2)	12,007,500
1,000,000	DIP Revolving Loan, 8.25%, Maturing February 2, 2007	1,012,813
	Speedy 1, Ltd.
1,978,627	Term Loan, 5.44%, Maturing August 31, 2013	EUR 2,552,050
1,978,627	Term Loan, 5.94%, Maturing August 31, 2014	EUR 2,564,282
	Tenneco Automotive, Inc.
11,860,733	Term Loan, 7.19%, Maturing December 12, 2009	11,951,171
4,505,755	Term Loan, 7.11%, Maturing December 12, 2010	4,540,112
	Teutates Vermogensverwaltung
2,000,000	Term Loan, 5.40%, Maturing March 11, 2014	EUR 2,592,711
2,619,256	Term Loan, 7.71%, Maturing March 11, 2014	2,653,634
2,000,000	Term Loan, 5.90%, Maturing March 11, 2015	EUR 2,604,410
2,619,256	Term Loan, 8.21%, Maturing March 11, 2015	2,666,730
	The Goodyear Dunlop Tires
990,000	Term Loan, 5.52%, Maturing April 30, 2010	EUR 1,270,495
	TI Automotive, Ltd.
7,530,710	Term Loan, 8.87%, Maturing June 30, 2011	7,445,989
	Trimas Corp.
9,011,839	Term Loan, 9.25%, Maturing December 31, 2009	9,104,778
	TRW Automotive, Inc.
13,888,500	Term Loan, 6.75%, Maturing October 31, 2010	13,867,667
20,945,459	Term Loan, 7.19%, Maturing June 30, 2012	20,935,279
	United Components, Inc.
13,068,106	Term Loan, 7.41%, Maturing June 30, 2010	13,133,447
		$326,314,852
Beverage and Tobacco — 1.6%
	Alliance One International, Inc.
5,480,625	Term Loan, 8.49%, Maturing May 13, 2010	5,521,730
	Constellation Brands, Inc.
45,026,389	Term Loan, 6.82%, Maturing June 5, 2013	45,219,867
	Culligan International Co.
6,648,384	Term Loan, 7.37%, Maturing September 30, 2011	6,650,465
	National Dairy Holdings, L.P.
10,349,050	Term Loan, 7.40%, Maturing March 15, 2012	10,387,859
	National Distribution Co.
4,734,400	Term Loan, 11.90%, Maturing June 22, 2010	4,746,236

	Reynolds American, Inc.
$22,575,000	Term Loan, 7.26%, Maturing May 31, 2012	$22,710,811
	Southern Wine & Spirits of America, Inc.
26,273,613	Term Loan, 7.00%, Maturing June 1, 2012	26,339,297
	Sunny Delight Beverages Co.
1,773,094	Term Loan, 11.39%, Maturing August 20, 2010	1,756,471
		$123,332,736
Building and Development — 7.0%
	401 North Wabash Venture, LLC
9,498,461	Term Loan, 9.15%, Maturing May 7, 2008 (2)	9,593,445
	AP-Newkirk Holdings, LLC
12,571,380	Term Loan, 7.90%, Maturing December 21, 2007	12,610,666
	Biomed Realty, L.P.
21,175,000	Term Loan, 7.60%, Maturing May 31, 2010	21,227,937
	Capital Automotive REIT
11,328,306	Term Loan, 7.10%, Maturing December 16, 2010	11,340,892
	Contech Construstion Products
5,973,333	Term Loan, 7.40%, Maturing January 13, 2013	5,984,533
	DMB / CH II, LLC
1,530,000	Term Loan, 7.84%, Maturing December 22, 2008	1,533,825
	Empire Hawkeye Partners, L.P.
12,000,000	Term Loan, 6.99%, Maturing December 1, 2009 (2)	11,970,000
	Epco / Fantome, LLC
10,750,000	Term Loan, 8.50%, Maturing November 23, 2010	10,776,875
	Formica Corp.
2,511,119	Term Loan, 6.09%, Maturing March 15, 2013	EUR 3,216,581
5,486,250	Term Loan, 8.48%, Maturing March 15, 2013	5,503,395
	FT-FIN Acquisition, LLC
5,473,838	Term Loan, 7.13%, Maturing November 17, 2007	5,487,523
	Gables GP, Inc.
5,329,488	Term Loan, 7.10%, Maturing September 30, 2006	5,336,704
	General Growth Properties, Inc.
28,500,000	Term Loan, 6.65%, Maturing February 24, 2011	28,177,750
	Hearthstone Housing Partners II, LLC
30,000,000	Revolving Loan, 7.04%, Maturing December 1, 2007 (2)	29,925,000
	Hovstone Holdings, LLC
8,520,000	Term Loan, 7.68%, Maturing February 28, 2009	8,541,300
	Kyle Acquisition Group, LLC
86,795	Term Loan, 7.38%, Maturing July 20, 2008	86,795
3,268,843	Term Loan, 7.38%, Maturing July 20, 2010	3,268,843
	Landsource Communities, LLC
18,000,000	Term Loan, 7.88%, Maturing March 31, 2010	18,033,750
	LNR Property Corp.
22,175,000	Term Loan, 8.11%, Maturing July 3, 2011	22,308,981
	MAAX Corp.
6,636,725	Term Loan, 8.40%, Maturing June 4, 2011	6,603,542

	Mattamy Funding Partnership
$3,650,000	Term Loan, 7.48%, Maturing April 11, 2013	$3,659,125
	Mueller Group, Inc.
13,357,158	Term Loan, 7.65%, Maturing October 3, 2012	13,440,641
	NCI Building Systems, Inc.
11,689,029	Term Loan, 6.71%, Maturing June 18, 2010	11,710,946
	Newkirk Master, L.P.
22,892,652	Term Loan, 7.10%, Maturing August 11, 2008	22,964,191
	Nortek, Inc.
21,163,038	Term Loan, 7.40%, Maturing August 27, 2011	21,133,283
	November 2005 Land Investors
1,995,000	Term Loan, 8.25%, Maturing May 31, 2011	1,999,987
	Panolam Industries Holdings, Inc.
4,591,502	Term Loan, 8.25%, Maturing September 30, 2012	4,625,938
	Ply Gem Industries, Inc.
765,270	Term Loan, 7.21%, Maturing August 15, 2011	764,313
11,479,043	Term Loan, 7.21%, Maturing August 15, 2011	11,464,694
	Ristretto Investissements SAS
1,232,601	Term Loan, 5.34%, Maturing September 30, 2013	EUR 1,593,295
523,980	Term Loan, 7.07%, Maturing September 30, 2013	GBP 989,425
1,232,601	Term Loan, 5.72%, Maturing September 30, 2014	EUR 1,601,160
523,980	Term Loan, 7.45%, Maturing September 30, 2014	GBP 993,502
	Shea Capital I, LLC
1,625,000	Term Loan, 7.49%, Maturing October 27, 2011	1,618,906
	South Edge, LLC
4,261,607	Term Loan, 7.19%, Maturing October 31, 2007	4,265,157
8,794,643	Term Loan, 7.44%, Maturing October 31, 2009	8,827,623
	St. Mary’s Cement, Inc.
16,015,214	Term Loan, 7.50%, Maturing December 4, 2010	16,055,252
	Standard Pacific Corp.
5,200,000	Term Loan, 6.67%, Maturing May 5, 2013	5,102,500
	Stile Acquisition Corp.
19,705,273	Term Loan, 7.49%, Maturing April 6, 2013	19,355,149
	Stile U.S. Acquisition Corp.
19,735,477	Term Loan, 7.49%, Maturing April 6, 2013	19,384,817
	TE / Tousa Senior, LLC
3,000,000	Revolving Loan, 8.00%, Maturing July 29, 2008 (2)	2,996,250
7,350,000	Term Loan, 7.75%, Maturing August 1, 2008	7,322,437
	The Woodlands Community Property Co.
9,807,391	Term Loan, 7.76%, Maturing November 30, 2007	9,880,947
3,936,625	Term Loan, 9.76%, Maturing November 30, 2007	3,995,674
	Tousa / Kolter, LLC
12,620,000	Term Loan, 6.72%, Maturing January 7, 2008 (2)	12,683,100
	Trizec Properties, Inc.
18,300,000	Term Loan, 6.78%, Maturing May 2, 2007	18,291,417
	TRU 2005 RE Holding Co.
29,325,000	Term Loan, 8.35%, Maturing December 9, 2008	29,196,703

	Trustreet Properties, Inc.
$10,050,000	Term Loan, 7.35%, Maturing April 8, 2010	$10,106,531
	United Subcontractors, Inc.
5,925,000	Term Loan, 12.86%, Maturing May 27, 2013	5,925,000
	WCI Communities, Inc.
28,625,000	Term Loan, 7.44%, Maturing December 23, 2010	28,481,875
		$521,958,175
Business Equipment and Services — 4.3%
	Acco Brands Corp.
4,621,880	Term Loan, 7.12%, Maturing August 17, 2012	4,624,769
	Activant Solutions, Inc.
5,760,563	Term Loan, 7.19%, Maturing May 1, 2013	5,652,552
	Affiliated Computer Services
6,069,500	Term Loan, 7.40%, Maturing March 20, 2013	6,081,967
	Affinion Group, Inc.
15,976,744	Term Loan, 7.93%, Maturing October 17, 2012	16,071,614
	Allied Security Holdings, LLC
10,250,000	Term Loan, 10.25%, Maturing June 30, 2010	10,314,062
	Aspect Software, Inc.
16,100,000	Term Loan, 8.50%, Maturing July 11, 2011	16,115,102
	Audatex North America, Inc.
2,000,000	Term Loan, 8.58%, Maturing January 13, 2013	EUR 2,609,727
2,000,000	Term Loan, 5.33%, Maturing April 13, 2013	EUR 2,567,456
	Baker & Taylor, Inc.
10,800,000	Revolving Loan, 0.00%, Maturing May 6, 2011 (2)	10,746,000
	BSG Clearing Solutions GmbH
1,975,000	Term Loan, 5.74%, Maturing May 5, 2012	EUR 2,532,998
	Buhrmann US, Inc.
992,405	Term Loan, 4.71%, Maturing December 23, 2010	EUR 1,283,871
10,805,965	Term Loan, 7.01%, Maturing December 31, 2010	10,832,980
	DynCorp International, LLC
8,033,313	Term Loan, 8.06%, Maturing February 11, 2011	8,070,129
	Gate Gourmet Borrower, LLC
3,546,667	Term Loan, 8.25%, Maturing March 9, 2012	3,586,567
444,444	Term Loan, 8.25%, Maturing March 9, 2012	449,444
8,146,808	Term Loan, 5.81%, Maturing March 9, 2013	EUR 10,461,528
	Info USA, Inc.
4,427,750	Term Loan, 7.25%, Maturing February 14, 2012	4,433,285
	IPayment, Inc.
7,132,125	Term Loan, 7.72%, Maturing May 10, 2013	7,132,125
	Iron Mountain, Inc.
19,765,645	Term Loan, 7.00%, Maturing April 2, 2011	19,815,059
25,117,500	Term Loan, 7.13%, Maturing April 2, 2011	25,190,768
	Language Line, Inc.
11,346,726	Term Loan, 9.74%, Maturing June 11, 2011	11,438,918

	Mitchell International, Inc.
$4,931,047	Term Loan, 7.50%, Maturing August 15, 2011	$4,951,082
	Protection One, Inc.
8,433,547	Term Loan, 7.84%, Maturing April 18, 2011	8,454,631
	RGIS Holdings, LLC
8,259,171	Term Loan, 8.00%, Maturing February 15, 2013	8,248,847
	SS&C Technologies, Inc.
436,516	Term Loan, 8.00%, Maturing November 23, 2012	439,062
5,135,484	Term Loan, 8.00%, Maturing November 23, 2012	5,165,439
	Sungard Data Systems, Inc.
88,447,772	Term Loan, 7.66%, Maturing February 11, 2013	88,945,290
	Transaction Network Services, Inc.
5,448,918	Term Loan, 7.39%, Maturing May 4, 2012	5,448,918
	US Investigations Services, Inc.
5,031,652	Term Loan, 7.92%, Maturing October 14, 2012	5,044,231
3,857,377	Term Loan, 7.92%, Maturing October 14, 2012	3,869,431
	Western Inventory Services
1,704,306	Term Loan, 7.92%, Maturing March 31, 2011	1,712,827
1,495,005	Term Loan, 7.97%, Maturing March 31, 2011	1,502,480
	Williams Scotsman, Inc.
5,250,000	Term Loan, 7.00%, Maturing June 28, 2010	5,264,217
		$319,057,376
Cable and Satellite Television — 4.4%
	Atlantic Broadband Finance, LLC
9,923,457	Term Loan, 7.99%, Maturing September 1, 2011	10,010,287
	Bragg Communications, Inc.
7,589,086	Term Loan, 7.23%, Maturing August 31, 2011	7,608,059
	Bresnan Broadband Holdings, LLC
11,650,000	Term Loan, 7.22%, Maturing March 29, 2014	11,657,281
	Cablecom Luxembourg SCA
12,500,000	Term Loan, 4.45%, Maturing September 28, 2012	CHF 10,182,554
	Canadian Cable Acquisition
2,277,000	Term Loan, 8.50%, Maturing July 27, 2011	2,288,385
	Canadian Cable Acquisition Co., Inc.
6,551,300	Term Loan, 8.50%, Maturing July 31, 2011	6,584,056
	Charter Communications Operating, LLC
80,463,117	Term Loan, 8.13%, Maturing April 28, 2013	80,679,080
	CSC Holdings, Inc.
5,000,000	Term Loan, 6.76%, Maturing March 29, 2012	4,962,500
22,920,063	Term Loan, 7.03%, Maturing March 29, 2013	22,810,413
	Escaline S.A.R.L. (Ewt)
2,000,000	Term Loan, 5.53%, Maturing March 17, 2014	EUR 2,581,332
2,000,000	Term Loan, 6.03%, Maturing March 17, 2015	EUR 2,592,818
	Insight Midwest Holdings, LLC
26,804,698	Term Loan, 7.44%, Maturing December 31, 2009	26,863,347

	Kabel Deutschland GmbH
$13,100,000	Term Loan, 5.06%, Maturing March 31, 2012	EUR 16,785,171
	Lanoga Corp.
9,800,000	Term Loan, 7.25%, Maturing June 29, 2013	9,803,067
	MCC Iowa, LLC
2,166,375	Term Loan, 6.57%, Maturing March 31, 2010	2,142,681
	Mediacom Broadband Group
14,464,877	Term Loan, 7.10%, Maturing January 31, 2015	14,404,978
8,000,000	Term Loan, 7.38%, Maturing January 31, 2015	7,975,000
	Mediacom Illinois, LLC
2,000,000	Term Loan, 6.99%, Maturing September 30, 2012	1,983,928
18,614,375	Term Loan, 7.09%, Maturing March 31, 2013	18,559,537
	PKS Media (Netherlands) B.V.
2,000,000	Term Loan, 5.49%, Maturing October 5, 2013	EUR 2,559,903
4,000,000	Term Loan, 5.74%, Maturing October 5, 2013	EUR 5,178,264
4,000,000	Term Loan, 6.24%, Maturing October 5, 2014	EUR 5,202,598
	San Juan Cable, LLC
995,000	Term Loan, 7.27%, Maturing October 31, 2012	997,954
	UGS Corp.
25,950,322	Term Loan, 7.48%, Maturing March 31, 2012	25,977,362
	UPC Broadband Holding B.V.
6,350,000	Term Loan, 5.51%, Maturing March 31, 2013	EUR 8,092,143
6,545,000	Term Loan, 7.64%, Maturing March 31, 2013	6,538,920
6,350,000	Term Loan, 5.51%, Maturing December 31, 2013	EUR 8,100,919
6,545,000	Term Loan, 7.64%, Maturing December 31, 2013	6,538,920
		$329,661,457
Chemicals and Plastics — 6.3%
	Basell Af S.A.R.L.
961,538	Term Loan, 5.53%, Maturing August 1, 2013	EUR 1,242,214
538,462	Term Loan, 5.61%, Maturing August 1, 2013	EUR 695,640
833,333	Term Loan, 7.73%, Maturing August 1, 2013	843,750
166,667	Term Loan, 7.73%, Maturing August 1, 2013	168,750
961,538	Term Loan, 6.03%, Maturing August 1, 2014	EUR 1,247,583
538,462	Term Loan, 6.11%, Maturing August 1, 2014	EUR 698,646
833,333	Term Loan, 8.23%, Maturing August 1, 2014	843,750
166,667	Term Loan, 8.23%, Maturing August 1, 2014	168,750
	Brenntag Holding GmbH and Co. KG
5,294,118	Term Loan, 6.03%, Maturing December 23, 2013	EUR 6,842,350
1,963,636	Term Loan, 8.08%, Maturing January 18, 2014	1,988,182
8,036,364	Term Loan, 8.08%, Maturing January 18, 2014	8,084,582
1,242,193	Term Loan, 6.28%, Maturing December 23, 2014	EUR 1,610,163
963,689	Term Loan, 6.28%, Maturing December 23, 2014	EUR 1,264,145
2,000,000	Term Loan, 7.59%, Maturing December 23, 2014	GBP 3,778,442
	Celanese Holdings, LLC
7,250,000	Term Loan, 5.33%, Maturing June 4, 2011	7,290,781
25,537,426	Term Loan, 7.50%, Maturing June 4, 2011	25,614,574

	Columbian Chemicals Acquisition
$4,700,000	Term Loan, 7.25%, Maturing March 16, 2013	$4,700,000
	Conmed Corp.
8,129,625	Term Loan, 7.14%, Maturing April 13, 2013	8,160,111
	Ferro Corp.
24,000,000	Term Loan, 8.65%, Maturing June 6, 2012 (2)	23,992,512
	Gentek, Inc.
5,157,549	Term Loan, 7.56%, Maturing February 28, 2011	5,193,812
	Hercules, Inc.
10,436,531	Term Loan, 7.01%, Maturing October 8, 2010	10,465,232
	Hexion Specialty Chemicals, Inc.
10,000,000	Term Loan, 5.23%, Maturing May 5, 2013	9,915,620
4,599,846	Term Loan, 7.50%, Maturing May 5, 2013	4,561,033
21,175,154	Term Loan, 7.56%, Maturing May 5, 2013	20,996,478
	Huntsman, LLC
3,736,000	Term Loan, 4.94%, Maturing August 16, 2012	EUR 4,779,616
38,710,614	Term Loan, 7.15%, Maturing August 16, 2012	38,577,527
	Ineos Group
2,549,356	Term Loan, 5.41%, Maturing December 14, 2011	EUR 3,274,788
450,644	Term Loan, 5.41%, Maturing December 14, 2011	EUR 578,877
2,549,356	Term Loan, 5.91%, Maturing December 14, 2011	EUR 3,289,480
450,644	Term Loan, 5.91%, Maturing December 14, 2011	EUR 581,474
2,000,000	Term Loan, 6.66%, Maturing December 14, 2012	EUR 2,572,861
7,050,000	Term Loan, 7.34%, Maturing December 14, 2012	7,085,250
6,525,000	Term Loan, 7.34%, Maturing December 14, 2013	6,572,580
6,525,000	Term Loan, 7.84%, Maturing December 14, 2014	6,572,580
	Innophos, Inc.
11,968,114	Term Loan, 7.70%, Maturing August 13, 2010	11,998,034
	Invista B.V.
3,781,000	Term Loan, 7.00%, Maturing April 30, 2010	3,790,452
10,842,608	Term Loan, 7.00%, Maturing April 29, 2011	10,860,683
6,393,487	Term Loan, 7.00%, Maturing April 29, 2011	6,404,145
	ISP Chemo, Inc.
20,352,750	Term Loan, 7.08%, Maturing February 16, 2013	20,374,548
	Kranton Polymers, LLC
13,799,909	Term Loan, 7.44%, Maturing May 12, 2013	13,799,909
	Mosaic Co.
12,243,812	Term Loan, 6.99%, Maturing February 21, 2012	12,247,645
	Nalco Co.
32,998,198	Term Loan, 7.21%, Maturing November 4, 2010	33,008,526
	PQ Corp.
12,507,362	Term Loan, 7.50%, Maturing February 11, 2012	12,533,414
	Professional Paint, Inc.
5,625,000	Term Loan, 7.76%, Maturing May 31, 2012	5,653,125

	Rockwood Specialties Group, Inc.
$3,026,277	Term Loan, 5.40%, Maturing July 30, 2011	EUR 3,862,586
27,526,024	Term Loan, 7.49%, Maturing December 10, 2012	27,617,768
	Sigmakalon (BC) Holdco B.V.
190,335	Term Loan, 5.99%, Maturing September 9, 2013	EUR 245,173
3,114,528	Term Loan, 5.99%, Maturing September 9, 2013	EUR 4,011,867
5,695,137	Term Loan, 5.99%, Maturing September 9, 2013	EUR 7,335,985
1,915,904	Term Loan, 6.49%, Maturing September 9, 2014	EUR 2,478,634
513,769	Term Loan, 6.49%, Maturing September 9, 2014	EUR 657,285
469,112	Term Loan, 6.49%, Maturing September 9, 2014	EUR 606,897
5,825,801	Term Loan, 6.49%, Maturing September 9, 2014	EUR 7,536,925
183,030	Term Loan, 8.08%, Maturing September 9, 2014	GBP 342,581
	Solo Cup Co.
19,569,690	Term Loan, 7.84%, Maturing February 27, 2011	19,665,503
4,150,000	Term Loan, 9.66%, Maturing March 31, 2012	4,191,500
	Solutia, Inc.
5,550,000	DIP Loan, 8.72%, Maturing March 31, 2007	5,588,156
	TPG Spring UK, Ltd.
8,713,441	Term Loan, 5.75%, Maturing June 27, 2013	EUR 11,150,237
8,713,441	Term Loan, 6.25%, Maturing June 27, 2013	EUR 11,198,419
	Wavin Holdings B.V.
1,850,000	Term Loan, 5.56%, Maturing September 9, 2013	EUR 2,380,692
1,850,000	Term Loan, 6.06%, Maturing September 9, 2014	EUR 2,391,654
	Wellman, Inc.
6,250,000	Term Loan, 9.15%, Maturing February 10, 2009	6,274,412
		$472,458,888
Clothing/Textiles — 0.3%
	Propex Fabrics, Inc.
6,771,924	Term Loan, 7.76%, Maturing July 31, 2012	6,780,389
	St. John Knits International, Inc.
4,520,619	Term Loan, 7.75%, Maturing March 23, 2012	4,520,619
	The William Carter Co.
5,002,448	Term Loan, 6.85%, Maturing July 14, 2012	4,996,195
	Warnaco, Inc.
5,411,438	Term Loan, 6.88%, Maturing January 31, 2013	5,384,380
		$21,681,583
Conglomerates — 2.7%
	American Greetings Corp.
13,500,000	Term Loan, 0.00%, Maturing April 4, 2013 (2)	13,508,437
	Amsted Industries, Inc.
12,917,003	Term Loan, 7.46%, Maturing October 15, 2010	12,993,704
	Blount, Inc.
3,610,864	Term Loan, 7.18%, Maturing August 9, 2010	3,648,479
	Bushnell Performance Optics
744,508	Term Loan, 8.45%, Maturing August 19, 2011	749,781

	Dundee Holdco 4 Limited
$1,457,800	Term Loan, 5.76%, Maturing February 17, 2014	EUR 1,874,324
2,186,700	Term Loan, 8.76%, Maturing August 17, 2015	EUR 2,825,439
	Dundee Holding, Inc.
2,761,950	Term Loan, 8.15%, Maturing February 17, 2014	2,761,950
	Education Management, LLC
12,000,000	Term Loan, 8.06%, Maturing June 1, 2013	12,076,872
	Euramax International, Inc.
4,617,639	Term Loan, 8.06%, Maturing June 28, 2012	4,644,190
937,321	Term Loan, 7.72%, Maturing June 29, 2012	GBP 1,744,193
	Goodman Global Holdings, Inc.
11,319,713	Term Loan, 6.94%, Maturing December 23, 2011	11,307,329
	ISS Holdings A/S
6,510,926	Term Loan, 5.60%, Maturing December 31, 2013	EUR 8,433,551
5,068,562	Term Loan, 7.39%, Maturing December 31, 2013	GBP 9,575,636
	Jarden Corp.
8,172,416	Term Loan, 7.25%, Maturing January 24, 2012	8,147,727
20,076,286	Term Loan, 7.50%, Maturing January 24, 2012	20,088,834
	Johnson Diversey, Inc.
11,146,136	Term Loan, 7.63%, Maturing November 3, 2009	11,231,471
2,500,000	Term Loan, 7.86%, Maturing December 16, 2010	2,514,845
	Platinum 100, Ltd.
2,000,000	Term Loan, 7.45%, Maturing January 15, 2013	GBP 3,755,534
2,000,000	Term Loan, 7.95%, Maturing January 15, 2014	GBP 3,768,245
	Polymer Group, Inc.
3,000,000	Revolving Loan, 8.80%, Maturing November 22, 2010 (2)	2,925,000
17,661,250	Term Loan, 7.74%, Maturing November 22, 2012	17,712,768
	PP Acquisition Corp.
20,538,819	Term Loan, 8.40%, Maturing November 12, 2011	20,744,207
	Roper Industries, Inc.
9,364,567	Term Loan, 6.06%, Maturing December 13, 2009	9,355,792
	Sensata Technologies Finance Co.
5,950,000	Term Loan, 7.24%, Maturing April 27, 2013	5,925,034
	Terex Corp.
5,700,000	Term Loan, 7.11%, Maturing July 13, 2013	5,721,375
	Walter Industries, Inc.
2,726,630	Term Loan, 6.97%, Maturing October 3, 2012	2,730,038
		$200,764,755
Containers and Glass Products — 3.6%
	Berry Plastics Corp.
27,805,433	Term Loan, 7.15%, Maturing December 2, 2011	27,811,216
	Bluegrass Container Company
3,089,848	Term Loan, 0.00%, Maturing June 30, 2013 (2)	3,106,259
10,410,152	Term Loan, 7.65%, Maturing June 30, 2013	10,465,440

	Consolidated Container Holding
$5,512,500	Term Loan, 8.38%, Maturing December 15, 2008	$5,542,361
	Crown Americas, Inc.
4,500,000	Term Loan, 4.61%, Maturing November 15, 2012	EUR 5,735,497
3,450,000	Term Loan, 6.95%, Maturing November 15, 2012	3,454,312
	Graham Packaging Holdings Co.
32,263,869	Term Loan, 7.75%, Maturing October 7, 2011	32,391,569
2,718,101	Term Loan, 7.81%, Maturing October 7, 2011	2,728,859
1,071,429	Term Loan, 9.75%, Maturing April 7, 2012	1,087,500
	Graphic Packaging International, Inc.
10,500,000	Revolving Loan, 8.47%, Maturing August 8, 2007 (2)	10,198,125
40,397,298	Term Loan, 7.92%, Maturing August 8, 2010	40,768,791
	IPG (US), Inc.
10,365,376	Term Loan, 7.58%, Maturing July 28, 2011	10,438,794
	JSG Acquisitions
17,250,000	Term Loan, 5.58%, Maturing December 31, 2014	EUR 22,371,308
17,250,000	Term Loan, 6.10%, Maturing December 31, 2014	EUR 22,371,308
	OI European Group B.V.
11,000,000	Term Loan, 4.65%, Maturing June 14, 2013	EUR 14,055,197
	Owens-Brockway Glass Container
12,525,000	Term Loan, 7.11%, Maturing June 14, 2013	12,543,261
	Picnal Acquisition, Inc.
1,644,566	Term Loan, 7.51%, Maturing June 30, 2011	GBP 3,068,568
192,278	Term Loan, 7.51%, Maturing June 30, 2011	GBP 363,257
1,917,147	Term Loan, 8.01%, Maturing June 30, 2012	GBP 3,590,595
255,469	Term Loan, 8.01%, Maturing June 30, 2012	GBP 485,023
	Pregis Corp.
2,679,750	Term Loan, 7.75%, Maturing October 12, 2011	2,703,198
	Smurfit-Stone Container Corp.
3,225,483	Term Loan, 4.73%, Maturing November 1, 2010	3,244,075
18,384,696	Term Loan, 7.59%, Maturing November 1, 2010	18,490,665
10,569,260	Term Loan, 7.54%, Maturing November 1, 2011	10,630,181
4,611,827	Term Loan, 7.63%, Maturing November 1, 2011	4,638,410
		$272,283,769
Cosmetics/Toiletries — 0.3%
	Prestige Brands, Inc.
15,631,935	Term Loan, 7.23%, Maturing April 7, 2011	15,684,036
	Revlon Consumer Products Corp.
6,837,500	Term Loan, 11.49%, Maturing July 9, 2009	7,019,836
		$22,703,872
Drugs — 0.5%
	Warner Chilcott Corp.
214,653	Term Loan, 7.63%, Maturing January 12, 2012	215,123
1,073,211	Term Loan, 7.80%, Maturing January 12, 2012	1,075,560

$9,897,817	Term Loan, 7.61%, Maturing January 18, 2012	$9,921,532
4,572,416	Term Loan, 7.61%, Maturing January 18, 2012	4,583,372
24,563,217	Term Loan, 7.62%, Maturing January 18, 2012	24,622,070
		$40,417,657
Ecological Services and Equipment — 1.7%
	Alderwoods Group, Inc.
4,459,152	Term Loan, 7.39%, Maturing August 19, 2010	4,465,653
	Allied Waste Industries, Inc.
9,206,368	Term Loan, 4.88%, Maturing January 15, 2012	9,172,802
27,429,244	Term Loan, 7.15%, Maturing January 15, 2012	27,332,089
	AVR Acquisitions B.V.
3,500,000	Term Loan, 5.56%, Maturing March 31, 2014	EUR 4,542,295
3,500,000	Term Loan, 5.31%, Maturing March 31, 2015	EUR 4,523,156
	Duratek, Inc.
4,603,774	Term Loan, 7.76%, Maturing June 7, 2013	4,644,057
	Energysolutions, LLC
479,560	Term Loan, 7.62%, Maturing June 7, 2013	483,756
10,166,667	Term Loan, 7.76%, Maturing June 7, 2013	10,255,625
	Environmental Systems, Inc.
5,254,242	Term Loan, 8.86%, Maturing December 12, 2008	5,293,649
1,000,000	Term Loan, 15.37%, Maturing December 12, 2010	1,015,000
	IESI Corp.
9,267,647	Term Loan, 7.19%, Maturing January 20, 2012	9,285,024
	PHS Group PIC
1,500,000	Term Loan, 7.02%, Maturing July 5, 2010	EUR 2,815,746
1,500,000	Term Loan, 7.52%, Maturing July 5, 2011	EUR 2,834,882
	Sensus Metering Systems, Inc.
3,000,000	Revolving Loan, 7.83%, Maturing December 17, 2009 (2)	2,865,000
1,217,330	Term Loan, 7.20%, Maturing December 17, 2010	1,220,374
9,164,596	Term Loan, 7.24%, Maturing December 17, 2010	9,187,508
	Sulo GmbH
7,250,000	Term Loan, 5.49%, Maturing January 19, 2014	EUR 9,346,810
7,250,000	Term Loan, 5.99%, Maturing January 19, 2015	EUR 9,391,452
	Synagro Technologies, Inc.
7,037,143	Term Loan, 7.76%, Maturing June 21, 2012	7,054,736
1,172,857	Term Loan, 7.77%, Maturing June 21, 2012	1,175,789
		$126,905,403
Electronics/Electrical — 2.0%
	AMI Semiconductor, Inc.
7,727,255	Term Loan, 6.90%, Maturing April 1, 2012	7,746,573
	Communications & Power, Inc.
3,231,041	Term Loan, 7.61%, Maturing July 23, 2010	3,245,177
	Enersys Capital, Inc.
10,331,060	Term Loan, 7.29%, Maturing March 17, 2011	10,356,887

	Epicor Software Corp.
$2,493,750	Term Loan, 7.77%, Maturing March 30, 2012	$2,514,012
	Fairchild Semiconductor Corp.
16,575,000	Term Loan, 6.98%, Maturing June 26, 2013	16,585,359
	FCI International S.A.S.
764,245	Term Loan, 8.83%, Maturing October 31, 2008	769,260
735,755	Term Loan, 8.83%, Maturing October 31, 2008	745,872
750,000	Term Loan, 5.99%, Maturing November 1, 2013	EUR 969,376
735,755	Term Loan, 8.33%, Maturing November 1, 2013	745,872
764,245	Term Loan, 8.33%, Maturing November 1, 2013	765,439
750,000	Term Loan, 6.49%, Maturing October 31, 2014	EUR 964,989
	Ganymed 347 VV GmbH
494,190	Term Loan, 5.75%, Maturing April 30, 2013	EUR 636,664
1,005,810	Term Loan, 5.75%, Maturing April 30, 2013	EUR 1,295,782
494,190	Term Loan, 6.25%, Maturing April 30, 2014	EUR 639,703
1,005,810	Term Loan, 6.25%, Maturing April 30, 2014	EUR 1,301,966
	Network Solutions, LLC
6,865,500	Term Loan, 10.50%, Maturing January 9, 2012	6,951,319
	Open Solutions, Inc.
7,827,931	Term Loan, 7.78%, Maturing September 3, 2011	7,871,963
	Rayovac Corp.
29,461,073	Term Loan, 8.33%, Maturing February 7, 2012	29,497,900
	Securityco, Inc.
12,508,907	Term Loan, 8.75%, Maturing June 30, 2010	12,540,179
	Serena Software, Inc.
4,125,000	Term Loan, 7.41%, Maturing March 10, 2013	4,125,000
	Spectrum Brands, Inc.
9,303,777	Term Loan, 6.12%, Maturing February 7, 2012	EUR 11,873,015
	Telcordia Technologies, Inc.
16,659,275	Term Loan, 7.73%, Maturing September 15, 2012	16,097,024
	Vertafore, Inc.
1,094,444	Term Loan, 7.98%, Maturing January 31, 2012 (2)	1,100,771
8,492,890	Term Loan, 7.73%, Maturing January 31, 2012	8,541,987
		$147,882,089
Equipment Leasing — 1.3%
	Ashtead Group, PLC
5,073,750	Term Loan, 6.94%, Maturing November 12, 2009	5,076,921
	Carey International, Inc.
2,970,000	Term Loan, 8.94%, Maturing May 2, 2011	2,955,150
	The Hertz Corp.
29,500,000	Revolving Loan, 7.38%, Maturing December 21, 2010 (2)	29,523,040
2,875,000	Term Loan, 5.42%, Maturing December 21, 2012	2,892,555
22,899,528	Term Loan, 7.54%, Maturing December 21, 2012	23,039,353
	United Rentals, Inc.
5,212,716	Term Loan, 6.00%, Maturing February 14, 2011	5,227,609
25,310,553	Term Loan, 7.40%, Maturing February 14, 2011	25,382,865
		$94,097,493

Farming/Agriculture — 0.2%
	Central Garden & Pet Co.
$15,012,375	Term Loan, 6.85%, Maturing February 28, 2014	$15,021,758
	United Agri Products, Inc.
3,000,000	Term Loan, 7.52%, Maturing June 8, 2012	3,007,500
		$18,029,258
Financial Intermediaries — 2.2%
	AIMCO Properties, L.P.
38,718,750	Term Loan, 7.01%, Maturing November 2, 2009	38,815,547
	Ameritrade Holding Corp.
30,224,250	Term Loan, 6.90%, Maturing December 31, 2012	30,186,470
	Blitz F04-506 GmbH
1,500,000	Term Loan, 5.93%, Maturing June 30, 2014	EUR 1,944,477
	Coinstar, Inc.
8,445,024	Term Loan, 7.51%, Maturing July 7, 2011	8,497,805
	Fidelity National Information Solutions, Inc.
44,962,700	Term Loan, 7.10%, Maturing March 9, 2013	45,020,567
	LPL Holdings, Inc.
25,795,375	Term Loan, 8.67%, Maturing June 30, 2013	26,101,695
	The Macerich Partnership, L.P.
11,280,000	Term Loan, 6.88%, Maturing April 26, 2010	11,261,196
		$161,827,757
Food Products — 2.3%
	Advantage Sales & Marketing, Inc.
5,286,750	Term Loan, 7.22%, Maturing March 29, 2013	5,240,491
	American Seafoods Group, LLC
3,991,434	Term Loan, 7.25%, Maturing September 30, 2012	3,991,434
	BF Bolthouse HoldCo, LLC
6,417,750	Term Loan, 7.81%, Maturing December 16, 2012	6,469,894
	BL Marketing, Ltd.
2,200,000	Term Loan, 7.19%, Maturing December 20, 2013	GBP 4,166,555
2,200,000	Term Loan, 7.69%, Maturing December 20, 2014	GBP 4,184,760
2,500,000	Term Loan, 9.21%, Maturing June 30, 2015	GBP 4,804,321
	Black Lion Beverages III B.V.
1,500,000	Term Loan, 5.44%, Maturing December 31, 2013	EUR 1,933,459
1,500,000	Term Loan, 6.17%, Maturing December 31, 2014	EUR 1,941,926
2,000,000	Term Loan, 7.69%, Maturing January 24, 2016	EUR 2,612,386
	Bumble Bee Seafood, LLC
3,000,000	Term Loan, 7.03%, Maturing May 2, 2012	3,000,000
	Charden International B.V.
1,000,000	Term Loan, 5.47%, Maturing March 14, 2014	EUR 1,280,936
1,000,000	Term Loan, 5.97%, Maturing March 14, 2015	EUR 1,286,678
1,500,000	Term Loan, 8.47%, Maturing March 14, 2016	EUR 1,941,742

	Chiquita Brands, LLC
$9,660,156	Term Loan, 7.65%, Maturing June 28, 2012	$9,686,315
	Del Monte Corp.
10,244,325	Term Loan, 7.04%, Maturing February 8, 2012	10,290,209
	Dole Food Company, Inc.
1,190,698	Term Loan, 5.37%, Maturing April 12, 2013	1,167,835
2,672,372	Term Loan, 7.19%, Maturing April 12, 2013	2,621,060
8,907,907	Term Loan, 7.20%, Maturing April 12, 2013	8,736,866
	Foodvest Limited
632,918	Term Loan, 5.57%, Maturing March 16, 2014	EUR 815,102
437,500	Term Loan, 7.55%, Maturing March 16, 2014	GBP 823,471
632,918	Term Loan, 6.07%, Maturing March 16, 2015	EUR 819,141
437,500	Term Loan, 8.05%, Maturing March 16, 2015	GBP 827,555
500,000	Term Loan, 7.55%, Maturing September 16, 2015	GBP 954,335
	Interstate Brands Corp.
8,250,000	Revolving Loan, 0.00%, Maturing September 22, 2006 (2)	8,239,688
	Michael Foods, Inc.
18,529,879	Term Loan, 7.51%, Maturing November 21, 2010	18,587,785
	Nash-Finch Co.
6,300,000	Term Loan, 7.69%, Maturing November 12, 2010	6,335,438
	Nutro Products, Inc.
3,640,875	Term Loan, 7.27%, Maturing April 26, 2013	3,645,426
	Picard Surgeles S.A.
6,500,000	Term Loan, 5.44%, Maturing June 4, 2014	EUR 8,360,431
	Pinnacle Foods Holdings Corp.
1,000,000	Revolving Loan, 0.00%, Maturing November 25, 2009 (2)	972,500
26,955,599	Term Loan, 7.48%, Maturing November 25, 2010	26,980,883
	Reddy Ice Group, Inc.
14,335,000	Term Loan, 7.25%, Maturing August 9, 2012	14,326,041
	United Biscuits, Ltd.
1,547,559	Term Loan, 9.37%, Maturing January 14, 2011	GBP 2,932,710
		$169,977,373
Food Service — 2.0%
	AFC Enterprises, Inc.
4,070,220	Term Loan, 7.75%, Maturing May 11, 2011	4,100,747
	Buffets, Inc.
227,273	Term Loan, 4.88%, Maturing June 28, 2009	228,125
9,661,893	Term Loan, 9.00%, Maturing June 28, 2009	9,698,125
	Burger King Corp.
10,534,056	Term Loan, 7.00%, Maturing June 30, 2012	10,508,542
	Carrols Corp.
11,846,616	Term Loan, 8.00%, Maturing December 31, 2010	11,929,909
	CBRL Group, Inc.
3,882,759	Term Loan, 0.00%, Maturing April 27, 2013 (2)	3,854,853
10,787,401	Term Loan, 6.63%, Maturing April 27, 2013	10,737,509

	CKE Restaurants, Inc.
$3,516,744	Term Loan, 7.38%, Maturing May 1, 2010	$3,540,921
	Denny’s, Inc.
8,638,567	Term Loan, 8.59%, Maturing September 21, 2009	8,678,157
	Domino’s, Inc.
6,592,593	Revolving Loan, 0.00%, Maturing June 25, 2009 (2)	6,526,667
35,224,403	Term Loan, 6.98%, Maturing June 25, 2010	35,283,122
	Jack in the Box, Inc.
12,647,545	Term Loan, 6.84%, Maturing January 8, 2011	12,708,152
	Landry’s Restaurants, Inc.
7,934,175	Term Loan, 6.86%, Maturing December 28, 2010	7,944,093
	Maine Beverage Co., LLC
3,692,857	Term Loan, 7.25%, Maturing June 30, 2010	3,683,625
	NPC International, Inc.
3,705,388	Term Loan, 6.93%, Maturing May 3, 2013	3,683,389
	QCE Finance, LLC
9,200,000	Term Loan, 7.75%, Maturing May 5, 2013	9,187,543
	Sagittarius Restaurants, LLC
4,867,813	Term Loan, 7.75%, Maturing March 29, 2013	4,861,728
	Weightwatchers.com, Inc.
3,464,179	Term Loan, 7.71%, Maturing December 16, 2010	3,484,750
		$150,639,957
Food/Drug Retailers — 1.7%
	Cumberland Farms, Inc.
9,902,044	Term Loan, 8.50%, Maturing September 8, 2008	9,951,554
	General Nutrition Centers, Inc.
4,379,090	Term Loan, 8.06%, Maturing December 7, 2009	4,410,567
9,000,000	Revolving Loan, 0.00%, Maturing December 15, 2009 (2)	8,752,500
	Giant Eagle, Inc.
13,084,250	Term Loan, 6.92%, Maturing November 7, 2012	13,116,961
	Roundy’s Supermarkets, Inc.
24,302,875	Term Loan, 8.23%, Maturing November 3, 2011	24,556,038
	Supervalu, Inc.
14,463,750	Term Loan, 7.06%, Maturing June 1, 2012	14,431,612
	The Jean Coutu Group (PJC), Inc.
27,017,359	Term Loan, 8.00%, Maturing July 30, 2011	27,095,656
	The Pantry, Inc.
5,771,000	Term Loan, 7.15%, Maturing January 2, 2012	5,783,627
	Winn-Dixie Stores, Inc.
23,000,000	DIP Revolving Loan, 0.00%, Maturing February 23, 2007 (2)	22,885,000
		$130,983,515
Forest Products — 2.5%
	Appleton Papers, Inc.
13,181,182	Term Loan, 7.56%, Maturing June 11, 2010	13,238,849

	Boise Cascade Holdings, LLC
$19,062,160	Term Loan, 7.20%, Maturing October 29, 2011	$19,114,142
	Buckeye Technologies, Inc.
8,628,275	Term Loan, 7.16%, Maturing April 15, 2010	8,628,275
	Georgia-Pacific Corp.
65,804,375	Term Loan, 7.35%, Maturing December 20, 2012	65,806,810
18,700,000	Term Loan, 8.30%, Maturing December 23, 2013	18,884,494
	NewPage Corp.
11,785,714	Revolving Loan, 0.00%, Maturing May 2, 2010 (2)	11,608,929
13,740,550	Term Loan, 8.50%, Maturing May 2, 2011	13,843,604
	RLC Industries Co.
21,007,777	Term Loan, 7.00%, Maturing February 24, 2010	21,047,167
	Xerium Technologies, Inc.
10,040,191	Term Loan, 7.75%, Maturing November 19, 2011	10,008,815
1,980,000	Term Loan, 5.31%, Maturing May 18, 2012	EUR 2,545,728
		$184,726,813
Healthcare — 5.8%
	Accellent, Inc.
3,233,750	Term Loan, 7.23%, Maturing November 22, 2012	3,230,380
	Alliance Imaging, Inc.
10,227,512	Term Loan, 7.95%, Maturing December 29, 2011	10,259,473
	AMN Healthcare, Inc.
3,345,080	Term Loan, 7.50%, Maturing November 2, 2011	3,359,715
	AMR HoldCo, Inc.
6,084,083	Term Loan, 7.26%, Maturing February 10, 2012	6,093,592
	Angiotech Pharmaceuticals, Inc.
3,647,826	Term Loan, 6.97%, Maturing March 23, 2013	3,604,508
	Carl Zeiss Topco GMBH
3,140,000	Term Loan, 7.86%, Maturing February 28, 2013	3,168,784
6,280,000	Term Loan, 8.36%, Maturing February 28, 2014	6,368,969
2,875,000	Term Loan, 10.61%, Maturing August 31, 2014	2,917,766
	Community Health Systems, Inc.
48,912,725	Term Loan, 6.97%, Maturing August 19, 2011	48,981,497
	Concentra Operating Corp.
17,431,491	Term Loan, 7.62%, Maturing September 30, 2011	17,480,526
	CRC Health Corp.
3,965,063	Term Loan, 7.75%, Maturing February 6, 2013	3,960,106
	Davita, Inc.
47,131,109	Term Loan, 7.44%, Maturing October 5, 2012	47,282,588
	DJ Orthopedics, LLC
2,643,375	Term Loan, 7.04%, Maturing April 7, 2013	2,633,462
	Encore Medical IHC, Inc.
8,061,548	Term Loan, 8.31%, Maturing October 4, 2010	8,091,778
	FGX International, Inc.
4,000,000	Term Loan, 9.40%, Maturing December 12, 2012	4,010,000

	FHC Health Systems, Inc.
$2,000,000	Term Loan, 11.49%, Maturing June 27, 2008	$2,070,000
2,321,429	Term Loan, 11.23%, Maturing December 18, 2009	2,402,679
1,625,000	Term Loan, 13.23%, Maturing December 18, 2009	1,681,875
3,250,000	Term Loan, 14.23%, Maturing February 7, 2011	3,363,750
	Fresenius Medical Care Holdings
27,630,750	Term Loan, 6.85%, Maturing March 31, 2013	27,421,613
	Gentiva Health Services, Inc.
5,828,716	Term Loan, 7.66%, Maturing February 28, 2014	5,838,736
	Hanger Orthopedic Group, Inc.
5,475,000	Term Loan, 8.00%, Maturing May 30, 2013	5,498,953
	Healthcare Partners, LLC
4,487,217	Term Loan, 7.86%, Maturing March 2, 2011	4,509,653
	HealthSouth Corp.
17,500,000	Term Loan, 8.52%, Maturing March 10, 2013	17,490,270
	Iasis Healthcare, LLC
12,897,200	Term Loan, 7.73%, Maturing June 22, 2011	12,977,808
	Kinetic Concepts, Inc.
7,791,244	Term Loan, 7.25%, Maturing August 11, 2010	7,839,939
	Leiner Health Products, Inc.
8,183,000	Term Loan, 8.61%, Maturing May 27, 2011	8,213,686
	Lifecare Holdings, Inc.
9,180,625	Term Loan, 7.65%, Maturing August 11, 2012	8,767,497
	Lifepoint Hospitals, Inc.
31,523,355	Term Loan, 7.13%, Maturing April 15, 2012	31,433,608
	Magellan Health Services, Inc.
3,679,054	Term Loan, 5.21%, Maturing August 15, 2008	3,688,252
3,679,054	Term Loan, 7.16%, Maturing August 15, 2008	3,688,252
	Matria Healthcare, Inc.
1,717,628	Term Loan, 7.44%, Maturing January 19, 2007	1,704,746
3,938,223	Term Loan, 7.63%, Maturing January 19, 2012	3,925,916
	Medcath Holdings Corp.
1,521,583	Term Loan, 7.90%, Maturing July 2, 2011	1,522,534
	Moon Acquisition Co. AB
1,000,000	Term Loan, 5.46%, Maturing November 4, 2013	EUR 1,296,887
2,054,298	Term Loan, 5.56%, Maturing November 4, 2013	EUR 2,660,890
2,242,000	Term Loan, 6.06%, Maturing November 4, 2014	EUR 2,917,367
	Multiplan Merger Corp.
4,772,456	Term Loan, 7.50%, Maturing April 12, 2013	4,754,559
	National Mentor Holdings, Inc.
484,400	Term Loan, 7.84%, Maturing June 29, 2013	485,914
8,165,600	Term Loan, 7.90%, Maturing June 29, 2013	8,191,118
	P&F Capital S.A.R.L.
836,893	Term Loan, 5.63%, Maturing February 21, 2014	EUR 1,083,132
500,938	Term Loan, 5.63%, Maturing February 21, 2014	EUR 648,329
401,974	Term Loan, 5.63%, Maturing February 21, 2014	EUR 520,247

$260,194	Term Loan, 6.13%, Maturing February 21, 2014	EUR 336,751
378,378	Term Loan, 6.13%, Maturing February 21, 2015	EUR 491,771
140,541	Term Loan, 6.13%, Maturing February 21, 2015	EUR 182,658
291,892	Term Loan, 6.13%, Maturing February 21, 2015	EUR 379,366
1,189,189	Term Loan, 6.13%, Maturing February 21, 2015	EUR 1,545,565
	PER-SE Technologies, Inc.
6,991,954	Term Loan, 7.75%, Maturing January 6, 2013	7,009,434
	Quintiles Transnational Corp.
13,441,313	Term Loan, 7.50%, Maturing March 31, 2013	13,441,313
	Renal Advantage, Inc.
2,332,375	Term Loan, 7.84%, Maturing October 6, 2012	2,352,783
	Select Medical Holding Corp.
9,825,625	Term Loan, 6.94%, Maturing February 24, 2012	9,704,033
	Sirona Dental Systems GmbH
1,500,000	Term Loan, 5.43%, Maturing June 30, 2013	EUR 1,936,786
	Sunrise Medical Holdings, Inc.
8,236,913	Term Loan, 8.44%, Maturing May 13, 2010	8,247,209
	Talecris Biotherapeutics, Inc.
7,539,563	Term Loan, 8.44%, Maturing March 31, 2010	7,577,260
1,640,625	Term Loan, 9.75%, Maturing May 31, 2010	1,640,625
	Vanguard Health Holding Co., LLC
14,985,743	Term Loan, 7.87%, Maturing September 23, 2011	15,063,788
	Ventiv Health, Inc.
3,622,625	Term Loan, 7.00%, Maturing October 5, 2011	3,633,946
	VWR International, Inc.
2,752,794	Term Loan, 5.87%, Maturing April 7, 2011	EUR 3,548,839
11,577,984	Term Loan, 7.77%, Maturing April 7, 2011	11,621,401
		$436,754,882
Home Furnishings — 1.3%
	Interline Brands, Inc.
7,870,652	Term Loan, 7.26%, Maturing June 23, 2013	7,900,167
6,054,348	Term Loan, 7.26%, Maturing June 23, 2013	6,077,052
	Knoll, Inc.
9,034,738	Term Loan, 7.25%, Maturing October 3, 2012	9,085,558
	National Bedding Co., LLC
6,610,731	Term Loan, 7.41%, Maturing August 31, 2011	6,639,653
1,500,000	Term Loan, 10.49%, Maturing August 31, 2012	1,527,188
	Oreck Corp.
4,288,845	Term Loan, 8.25%, Maturing February 2, 2012	4,296,887
	Sanitec Ltd. Oy
4,478,261	Term Loan, 5.89%, Maturing April 7, 2013	EUR 5,693,862
4,478,261	Term Loan, 6.39%, Maturing April 7, 2014	EUR 5,719,293
	Sealy Mattress Co.
5,000,000	Revolving Loan, 0.00%, Maturing April 6, 2012 (2)	4,925,000
21,368,088	Term Loan, 7.10%, Maturing April 6, 2012	21,404,820

	Simmons Co.
$21,880,243	Term Loan, 7.49%, Maturing December 19, 2011	$21,975,969
		$95,245,449
Industrial Equipment — 1.4%
	Aearo Technologies, Inc.
6,284,250	Term Loan, 7.96%, Maturing March 22, 2013	6,344,472
	Alliance Laundry Holdings, LLC
3,893,750	Term Loan, 7.60%, Maturing January 27, 2012	3,909,570
	Amsted Industries, Inc.
10,500,000	Term Loan, 0.00%, Maturing April 5, 2013 (2)	10,395,000
	Colfax Corp.
4,975,000	Term Loan, 5.31%, Maturing December 19, 2011	EUR 6,372,654
2,018,515	Term Loan, 7.50%, Maturing December 19, 2011	2,029,869
	Douglas Dynamics Holdings, Inc.
4,155,785	Term Loan, 7.25%, Maturing December 16, 2010	4,166,174
	Flowserve Corp.
13,777,287	Term Loan, 7.23%, Maturing August 10, 2012	13,807,431
	GSCP Athena (Finnish) Holdings
6,108,696	Term Loan, 5.57%, Maturing August 31, 2013	EUR 7,828,743
5,891,304	Term Loan, 6.07%, Maturing August 31, 2014	EUR 7,659,154
	Heating Finance PLC (Baxi)
3,253,597	Term Loan, 0.00%, Maturing December 27, 2010 (2)	EUR 4,136,508
2,944,670	Term Loan, 7.10%, Maturing December 27, 2010	GBP 5,472,764
	Mainline, L.P.
7,491,111	Term Loan, 7.81%, Maturing December 16, 2011	7,547,294
	Maxim Crane Works, L.P.
7,647,316	Term Loan, 7.44%, Maturing January 28, 2010	7,671,214
	MTD Products, Inc.
10,799,810	Term Loan, 6.88%, Maturing June 1, 2010	10,880,808
	Nacco Materials Handling Group, Inc.
5,575,000	Term Loan, 7.22%, Maturing March 22, 2013	5,561,063
		$103,782,718
Insurance — 0.7%
	ARG Holding, Inc.
7,910,250	Term Loan, 8.50%, Maturing November 30, 2011	7,934,970
500,000	Term Loan, 12.75%, Maturing November 30, 2012	507,500
	CCC Information Services Group
5,275,000	Term Loan, 8.00%, Maturing February 10, 2013	5,302,472
	Conseco, Inc.
20,513,984	Term Loan, 7.12%, Maturing June 22, 2010	20,561,002
	Hilb, Rogal & Hobbs Co.
5,685,750	Term Loan, 7.00%, Maturing April 26, 2013	5,690,486
	U.S.I. Holdings Corp.
15,229,423	Term Loan, 7.75%, Maturing March 24, 2011	15,343,644
		$55,340,074

Leisure Goods/Activities/Movies — 5.2%
	24 Hour Fitness Worldwide, Inc.
$11,501,175	Term Loan, 8.05%, Maturing June 8, 2012	$11,573,057
	Alliance Atlantis Communications, Inc.
6,519,475	Term Loan, 7.00%, Maturing December 20, 2011	6,515,400
	Alpha D2, Ltd.
40,355,828	Term Loan, 7.33%, Maturing December 31, 2007	40,406,273
	AMC Entertainment, Inc.
13,407,625	Term Loan, 7.53%, Maturing January 26, 2013	13,465,519
	AMF Bowling Worldwide, Inc.
5,202,944	Term Loan, 8.30%, Maturing August 27, 2009	5,246,846
	Bombardier Recreational Product
15,800,000	Term Loan, 8.24%, Maturing June 28, 2013	15,790,125
	Carmike Cinemas, Inc.
5,915,351	Term Loan, 8.52%, Maturing May 19, 2012	5,953,553
10,234,704	Term Loan, 8.94%, Maturing May 19, 2012	10,297,391
	Century California Subsidiary
5,850,000	Term Loan, 7.11%, Maturing March 1, 2013	5,862,431
	Cinemark, Inc.
18,548,833	Term Loan, 7.26%, Maturing March 31, 2011	18,577,825
	Dave & Buster’s, Inc.
1,500,000	Term Loan, 0.00%, Maturing March 8, 2013 (2)	1,492,500
1,493,750	Term Loan, 8.00%, Maturing March 8, 2013	1,486,281
	Deluxe Entertainment Services
3,900,000	Term Loan, 4.88%, Maturing January 28, 2011	3,841,500
3,363,624	Term Loan, 9.25%, Maturing January 28, 2011	3,395,858
	Easton-Bell Sports, Inc.
6,134,625	Term Loan, 6.81%, Maturing March 16, 2013	6,144,851
	Fender Musical Instruments Co.
2,046,583	Term Loan, 7.87%, Maturing March 30, 2012	2,051,700
500,000	Term Loan, 11.12%, Maturing March 30, 2012	503,750
	HEI Acquisition, LLC
5,425,000	Term Loan, 8.00%, Maturing December 31, 2011	5,445,344
	Lions Gate Entertainment, Inc.
1,022,500	Revolving Loan, 0.00%, Maturing December 31, 2008 (2)	1,007,163
	Metro-Goldwyn-Mayer Holdings, Inc.
3,979,853	Term Loan, 7.75%, Maturing April 8, 2011	3,985,079
64,662,963	Term Loan, 7.75%, Maturing April 8, 2012	64,848,222
	New England Sports Ventures
10,585,000	Term Loan, 4.47%, Maturing February 27, 2007	10,598,231
	Red Football, Ltd.
4,048,025	Term Loan, 7.38%, Maturing May 11, 2012	GBP 7,614,549
2,750,000	Term Loan, 7.88%, Maturing May 11, 2013	GBP 5,134,388
2,750,000	Term Loan, 8.38%, Maturing May 11, 2014	GBP 5,160,059

	Regal Cinemas Corp.
$43,994,185	Term Loan, 7.24%, Maturing November 10, 2010	$43,811,697
	Six Flags Theme Parks, Inc.
3,275,000	Revolving Loan, 8.36%, Maturing June 30, 2008 (2)	3,234,063
25,583,087	Term Loan, 8.36%, Maturing June 30, 2009	25,827,508
	Southwest Sports Group, LLC
8,000,000	Term Loan, 8.00%, Maturing December 22, 2010	8,005,000
	Universal City Development Partners, Ltd.
20,115,700	Term Loan, 7.38%, Maturing June 9, 2011	20,147,141
	WMG Acquisition Corp.
4,390,000	Revolving Loan, 0.00%, Maturing February 28, 2010 (2)	4,267,080
30,012,652	Term Loan, 7.31%, Maturing February 28, 2011	30,116,586
		$391,806,970
Lodging and Casinos — 4.4%
	Alliance Gaming Corp.
14,503,585	Term Loan, 9.33%, Maturing September 5, 2009	14,557,973
	Ameristar Casinos, Inc.
8,159,000	Term Loan, 6.73%, Maturing November 10, 2012	8,187,051
	Aztar Corp.
1,960,000	Term Loan, 6.93%, Maturing July 22, 2009	1,960,000
	Boyd Gaming Corp.
27,965,500	Term Loan, 6.80%, Maturing June 30, 2011	27,991,144
	CCM Merger, Inc.
11,100,426	Term Loan, 7.42%, Maturing April 25, 2012	11,076,838
	Choctaw Resort Development Enterprise
4,014,939	Term Loan, 7.75%, Maturing November 4, 2011	4,042,542
	Columbia Entertainment
3,137,009	Term Loan, 8.00%, Maturing October 24, 2011	3,154,655
	Fairmont Hotels and Resorts, Inc.
11,025,000	Term Loan, 8.61%, Maturing May 12, 2011	11,093,906
	Gala Electric Casinos, Ltd.
5,000,000	Term Loan, 7.47%, Maturing December 12, 2012 (2)	GBP 9,352,754
13,498,333	Term Loan, 7.26%, Maturing December 12, 2013	GBP 25,427,319
12,498,333	Term Loan, 7.76%, Maturing December 12, 2014	GBP 23,633,071
	Globalcash Access, LLC
3,032,440	Term Loan, 7.15%, Maturing March 10, 2010	3,048,551
	Green Valley Ranch Gaming, LLC
2,974,813	Term Loan, 7.25%, Maturing December 17, 2011	2,978,532
	Herbst Gaming, Inc.
3,189,625	Term Loan, 7.11%, Maturing January 31, 2011	3,195,606
	Isle of Capri Casinos, Inc.
15,638,736	Term Loan, 7.17%, Maturing February 4, 2011	15,652,420
4,950,000	Term Loan, 7.25%, Maturing February 4, 2012	4,954,331
	MGM Mirage
17,678,571	Revolving Loan, 6.51%, Maturing November 22, 2009 (2)	17,196,088
6,821,429	Term Loan, 6.28%, Maturing November 22, 2009	6,808,638

	Penn National Gaming, Inc.
$47,714,107	Term Loan, 7.13%, Maturing October 3, 2012	$47,887,071
	Pinnacle Entertainment, Inc.
5,100,000	Term Loan, 0.00%, Maturing December 14, 2011 (2)	5,095,221
6,425,000	Term Loan, 7.40%, Maturing December 14, 2011	6,446,080
	Resorts International Holdings, LLC
10,437,302	Term Loan, 9.50%, Maturing April 26, 2012	10,519,496
2,676,861	Term Loan, 16.50%, Maturing April 26, 2013	2,787,838
	Trump Entertainment Resorts Holdings, L.P.
5,447,625	Term Loan, 8.03%, Maturing May 20, 2012 (2)	5,485,077
5,420,250	Term Loan, 8.03%, Maturing May 20, 2012	5,457,514
	Venetian Casino Resort, LLC
24,400,219	Term Loan, 7.25%, Maturing June 15, 2011	24,402,122
5,947,617	Term Loan, 7.25%, Maturing June 15, 2011	5,948,081
	VML US Finance, LLC
3,333,333	Term Loan, 8.20%, Maturing May 25, 2012 (2)	3,329,167
6,666,667	Term Loan, 8.20%, Maturing May 25, 2013	6,697,920
	Wynn Las Vegas, LLC
10,725,000	Term Loan, 7.55%, Maturing December 14, 2011	10,745,109
		$329,112,115
Nonferrous Metals/Minerals — 1.6%
	Almatis Holdings 5 BV
1,007,336	Term Loan, 5.74%, Maturing December 21, 2013	EUR 1,303,991
1,000,000	Term Loan, 8.12%, Maturing December 21, 2013	1,014,464
1,007,336	Term Loan, 6.24%, Maturing December 21, 2014	EUR 1,308,812
1,000,000	Term Loan, 8.62%, Maturing December 21, 2014	1,018,929
	Alpha Natural Resources, LLC
8,258,500	Term Loan, 7.25%, Maturing October 26, 2012	8,261,085
	Carmeuse Lime, Inc.
6,553,328	Term Loan, 7.25%, Maturing May 2, 2011	6,569,711
	CII Carbon, LLC
3,613,500	Term Loan, 7.50%, Maturing August 23, 2012	3,631,568
	Compass Minerals Group, Inc.
7,654,664	Term Loan, 6.99%, Maturing December 22, 2012	7,660,643
	International Mill Service, Inc.
15,440,757	Term Loan, 8.25%, Maturing December 31, 2010	15,479,359
3,000,000	Term Loan, 11.50%, Maturing October 26, 2011	3,011,250
	Magnum Coal Co.
1,375,000	Term Loan, 8.65%, Maturing March 15, 2013	1,381,016
13,715,625	Term Loan, 8.75%, Maturing March 15, 2013	13,775,631
	Murray Energy Corp.
10,823,000	Term Loan, 8.40%, Maturing January 28, 2010	10,931,230
	Novelis, Inc.
9,633,338	Term Loan, 7.38%, Maturing January 7, 2012	9,699,567
13,220,725	Term Loan, 7.38%, Maturing January 7, 2012	13,311,618

	Severstal North America, Inc.
$15,200,000	Revolving Loan, 0.00%, Maturing April 7, 2007 (2)	$15,124,000
	Stillwater Mining Co.
4,360,000	Revolving Loan, 5.40%, Maturing June 30, 2007 (2)	4,316,400
5,706,971	Term Loan, 7.69%, Maturing July 30, 2010	5,714,105
		$123,513,379
Oil and Gas — 3.5%
	Cavallo Energy L.P.
20,781,250	Revolving Loan, 5.97%, Maturing October 5, 2010 (2)	20,755,273
2,968,750	Term Loan, 8.36%, Maturing October 5, 2010	2,966,895
	Citgo Petroleum Corp.
13,706,125	Term Loan, 6.70%, Maturing November 15, 2012	13,719,831
	Coffeyville Resources, LLC
1,600,000	Term Loan, 5.40%, Maturing June 24, 2011	1,609,501
2,376,090	Term Loan, 7.94%, Maturing June 24, 2012	2,390,199
	Concho Resources, Inc.
17,225,000	Term Loan, 9.50%, Maturing July 6, 2011 (3)	17,144,043
	Dresser Rand Group, Inc.
787,623	Term Loan, 5.17%, Maturing October 29, 2011	EUR 1,012,664
5,351,368	Term Loan, 7.27%, Maturing October 29, 2011	5,396,186
	Dresser, Inc.
1,371,470	Term Loan, 7.90%, Maturing March 31, 2007	1,390,613
	El Paso Corp.
10,000,000	Revolving Loan, 0.00%, Maturing November 23, 2007 (2)	9,958,330
13,019,875	Term Loan, 5.27%, Maturing November 23, 2009	13,059,755
	Epco Holdings, Inc.
4,333,334	Revolving Loan, 7.14%, Maturing August 18, 2008 (2)	4,279,167
7,700,314	Term Loan, 7.15%, Maturing August 18, 2008	7,719,565
10,063,450	Term Loan, 7.40%, Maturing August 18, 2010	10,119,272
	Key Energy Services, Inc.
9,876,117	Term Loan, 8.90%, Maturing June 30, 2012	9,923,444
	LB Pacific, L.P.
7,988,875	Term Loan, 7.95%, Maturing March 3, 2012	8,028,819
	Lyondell-Citgo Refining, L.P.
13,445,625	Term Loan, 7.50%, Maturing May 21, 2007	13,479,239
	Niska Gas Storage
1,321,515	Term Loan, 0.00%, Maturing May 13, 2011 (2)	1,321,515
1,887,879	Term Loan, 7.03%, Maturing May 13, 2011	1,887,879
1,977,317	Term Loan, 7.03%, Maturing May 13, 2011	1,977,317
10,358,555	Term Loan, 7.03%, Maturing May 12, 2013	10,358,555
	Petroleum Geo-Services ASA
8,527,522	Term Loan, 7.75%, Maturing December 16, 2012	8,580,819
	Primary Natural Resources, Inc.
13,450,000	Term Loan, 9.50%, Maturing July 28, 2010 (3)	13,424,445

	Sprague Energy Corp.
$4,022,727	Term Loan, 7.01%, Maturing October 5, 2009 (2)	$4,012,670
22,532,636	Revolving Loan, 5.23%, Maturing October 5, 2010 (2)	22,476,305
	Targa Resources, Inc.
11,750,000	Term Loan, 7.48%, Maturing October 31, 2007	11,767,132
19,382,202	Term Loan, 7.39%, Maturing October 31, 2012	19,439,302
3,434,480	Term Loan, 7.75%, Maturing October 31, 2012	3,444,598
	Universal Compression, Inc.
8,903,838	Term Loan, 7.00%, Maturing February 15, 2012	8,933,515
	W&T Offshore, Inc.
10,850,000	Term Loan, 0.00%, Maturing May 26, 2010 (2)	10,883,906
		$261,460,754
Publishing — 4.6%
	American Media Operations, Inc.
23,000,000	Term Loan, 8.12%, Maturing January 31, 2013	23,209,875
	CBD Media, LLC
8,332,936	Term Loan, 7.87%, Maturing December 31, 2009	8,395,433
	Cenveo Corp.
4,000,000	Term Loan, 7.42%, Maturing June 21, 2013	4,012,500
	Dex Media East, LLC
9,353,821	Term Loan, 6.77%, Maturing May 8, 2009	9,312,253
	Dex Media West, LLC
15,889,592	Term Loan, 6.80%, Maturing March 9, 2010	15,818,264
2,559,934	Term Loan, 6.73%, Maturing September 9, 2010	2,549,000
	Gatehouse Media Operating, Inc.
13,975,000	Term Loan, 7.59%, Maturing June 6, 2013	13,961,905
	Hanley-Wood, LLC
984,132	Term Loan, 7.46%, Maturing August 1, 2012	985,158
8,239,414	Term Loan, 7.52%, Maturing August 1, 2012	8,248,000
	Medianews Group, Inc.
12,194,600	Term Loan, 6.65%, Maturing August 25, 2010	12,175,552
	Merrill Communications, LLC
16,575,653	Term Loan, 7.69%, Maturing May 5, 2011	16,661,117
	Nebraska Book Co., Inc.
11,275,561	Term Loan, 7.61%, Maturing March 4, 2011	11,331,939
	Newspaper Holdings, Inc.
2,500,000	Term Loan, 6.69%, Maturing August 24, 2011	2,496,875
16,050,000	Term Loan, 6.94%, Maturing August 24, 2012	16,019,906
	Philadelphia Newspapers, LLC
6,350,000	Term Loan, 8.09%, Maturing June 29, 2013	6,373,813
	R.H. Donnelley Corp.
1,367,986	Term Loan, 6.73%, Maturing December 31, 2009	1,356,016
40,060,273	Term Loan, 6.88%, Maturing June 30, 2011	39,803,647
10,446,970	Term Loan, 6.92%, Maturing June 30, 2011	10,392,781

	Retos Cartera, SA
$1,000,000	Term Loan, 5.07%, Maturing March 15, 2013	EUR 1,288,114
1,000,000	Term Loan, 6.28%, Maturing March 15, 2014	EUR 1,292,102
	Seat Pagine Gialle Spa
16,090,393	Term Loan, 5.35%, Maturing May 25, 2012	EUR 20,723,528
	SGS International, Inc.
4,000,000	Term Loan, 0.00%, Maturing December 30, 2011 (2)	4,015,000
	Siegwerk Druckfarben AG
2,625,000	Term Loan, 5.60%, Maturing September 8, 2013	EUR 3,384,441
2,624,814	Term Loan, 6.10%, Maturing September 8, 2014	EUR 3,398,856
	Source Media, Inc.
13,601,989	Term Loan, 7.68%, Maturing November 8, 2011	13,627,493
	SP Newsprint Co.
8,463,065	Term Loan, 5.40%, Maturing January 9, 2010	8,494,801
1,839,533	Term Loan, 7.83%, Maturing January 9, 2010	1,846,431
	Springer Science+Business Media
3,184,903	Term Loan, 7.62%, Maturing May 5, 2010	3,194,856
1,399,585	Term Loan, 5.63%, Maturing May 5, 2011	EUR 1,810,143
3,097,232	Term Loan, 7.99%, Maturing September 15, 2011	3,130,141
605,207	Term Loan, 6.00%, Maturing May 5, 2012	EUR 786,173
605,207	Term Loan, 6.00%, Maturing May 5, 2012	EUR 786,334
3,355,335	Term Loan, 8.37%, Maturing May 5, 2012	3,409,020
3,097,232	Term Loan, 8.37%, Maturing May 5, 2012	3,146,271
	Sun Media Corp.
9,073,614	Term Loan, 7.24%, Maturing February 7, 2009	9,069,830
	Thomas Nelson, Inc.
2,000,000	Term Loan, 7.70%, Maturing June 12, 2012	2,011,250
	World Directories ACQI Corp.
1,500,000	Term Loan, 5.66%, Maturing November 29, 2012	EUR 1,937,621
7,006,198	Term Loan, 6.16%, Maturing November 29, 2013	EUR 9,072,588
	Xsys US, Inc.
7,701,575	Term Loan, 8.00%, Maturing December 31, 2012	7,768,963
254,462	Term Loan, 5.56%, Maturing September 27, 2013	EUR 327,898
2,495,538	Term Loan, 5.56%, Maturing September 27, 2013	EUR 3,215,731
7,866,565	Term Loan, 8.50%, Maturing December 31, 2013	7,974,730
2,750,000	Term Loan, 6.06%, Maturing September 27, 2014	EUR 3,583,988
	YBR Acquisition BV
1,250,000	Term Loan, 5.74%, Maturing June 30, 2013	EUR 1,616,723
6,000,000	Term Loan, 5.78%, Maturing June 30, 2013	EUR 7,760,268
1,250,000	Term Loan, 6.24%, Maturing June 30, 2014	EUR 1,623,170
6,000,000	Term Loan, 6.24%, Maturing June 30, 2014	EUR 7,791,217
		$341,191,715

Radio and Television — 4.1%
	Adams Outdoor Advertising, L.P.
$17,297,209	Term Loan, 7.27%, Maturing October 18, 2012	$17,336,854
	ALM Media Holdings, Inc.
7,888,800	Term Loan, 8.00%, Maturing March 5, 2010	7,885,510
	Block Communications, Inc.
7,069,500	Term Loan, 7.50%, Maturing December 22, 2011	7,087,174
	Cequel Communications, LLC
37,850,000	Term Loan, 7.74%, Maturing November 5, 2013	37,650,606
	CMP Susquehanna Corp.
13,754,643	Term Loan, 7.31%, Maturing May 5, 2013	13,761,094
	Cumulus Media, Inc.
11,400,000	Term Loan, 7.45%, Maturing June 7, 2013	11,424,943
	DirecTV Holdings, LLC
27,610,277	Term Loan, 6.90%, Maturing April 13, 2013	27,619,858
	Emmis Operating Co.
10,104,250	Term Loan, 7.14%, Maturing November 10, 2011	10,135,038
	Entravision Communications Corp.
9,031,750	Term Loan, 7.01%, Maturing September 29, 2013	9,038,334
	Gray Television, Inc.
8,084,374	Term Loan, 7.01%, Maturing November 22, 2015	8,091,108
	HIT Entertainment, Inc.
841,500	Term Loan, 7.70%, Maturing March 20, 2012	845,708
	NEP Supershooters, L.P.
2,895,995	Term Loan, 9.00%, Maturing February 3, 2011	2,939,435
4,910,442	Term Loan, 9.32%, Maturing February 3, 2011	4,971,822
	Nexstar Broadcasting, Inc.
12,686,366	Term Loan, 7.25%, Maturing October 1, 2012	12,673,146
12,321,976	Term Loan, 7.25%, Maturing October 1, 2012	12,309,136
	NextMedia Operating, Inc.
885,615	Term Loan, 7.33%, Maturing November 15, 2012	884,093
1,992,635	Term Loan, 7.37%, Maturing November 15, 2012	1,989,209
	P7S1 Holding II S.A.R.L.
24,000,000	Term Loan, 6.84%, Maturing July 18, 2011	EUR 30,627,600
	Patriot Media and Communications CNJ, Inc.
497,619	Term Loan, 7.46%, Maturing February 6, 2013	500,574
	Paxson Communcations Corp.
17,925,000	Term Loan, 8.76%, Maturing December 30, 2011	18,305,906
	Rainbow National Services, LLC
5,000,000	Revolving Loan, 0.00%, Maturing March 31, 2010 (2)	4,956,250
	Raycom TV Broadcasting, LLC
20,294,077	Term Loan, 7.00%, Maturing August 28, 2013	20,243,342
	SFX Entertainment
9,999,750	Term Loan, 7.75%, Maturing June 21, 2013	10,010,170
	Spanish Broadcasting System
12,319,063	Term Loan, 7.50%, Maturing June 11, 2012	12,308,801

	TDF SA
$4,151,899	Term Loan, 4.85%, Maturing March 11, 2013	EUR 5,349,777
4,151,899	Term Loan, 5.85%, Maturing March 11, 2014	EUR 5,372,073
4,661,720	Term Loan, 6.48%, Maturing March 11, 2015	EUR 6,047,588
	Young Broadcasting, Inc.
8,499,150	Term Loan, 7.73%, Maturing November 3, 2012	8,473,916
997,500	Term Loan, 7.88%, Maturing November 3, 2012	994,538
		$309,833,603
Rail Industries — 0.5%
	Kansas City Southern Railway Co.
15,200,000	Term Loan, 7.14%, Maturing February 28, 2013	15,238,000
	Railamerica, Inc.
18,072,829	Term Loan, 7.25%, Maturing September 29, 2011	18,214,032
2,136,405	Term Loan, 7.25%, Maturing September 29, 2011	2,153,097
		$35,605,129
Retailers (Except Food and Drug) — 2.7%
	Advance Stores Company, Inc.
11,947,558	Term Loan, 6.83%, Maturing September 30, 2010	11,962,492
11,039,040	Term Loan, 6.87%, Maturing September 30, 2010	11,052,839
	Alimentation Couche-Tard, Inc.
7,441,231	Term Loan, 7.13%, Maturing December 17, 2010	7,486,191
	American Achievement Corp.
6,251,471	Term Loan, 7.95%, Maturing March 25, 2011	6,298,357
	Amscan Holdings, Inc.
10,274,250	Term Loan, 8.28%, Maturing December 23, 2012	10,308,494
	Coinmach Laundry Corp.
25,024,410	Term Loan, 7.78%, Maturing December 19, 2012	25,232,938
	Harbor Freight Tools USA, Inc.
14,452,451	Term Loan, 6.92%, Maturing July 15, 2010	14,459,229
	Home Interiors & Gifts, Inc.
3,655,072	Term Loan, 10.36%, Maturing March 31, 2011	3,230,170
	Josten’s Corp.
4,000,000	Revolving Loan, 0.00%, Maturing October 4, 2009 (2)	3,960,000
24,875,233	Term Loan, 7.07%, Maturing October 4, 2010	25,025,529
	Mapco Express, Inc.
3,616,089	Term Loan, 8.20%, Maturing April 28, 2011	3,636,430
	Mauser Werke GMBH & Co. KG
8,325,000	Term Loan, 8.25%, Maturing December 3, 2011	8,377,031
	Movie Gallery, Inc.
7,172,423	Term Loan, 10.75%, Maturing April 27, 2011	7,004,883
	Neiman Marcus Group, Inc.
4,408,228	Term Loan, 7.77%, Maturing April 5, 2013	4,449,189
	Pep Boys - Manny, Moe & Jack, (The)
4,189,500	Term Loan, 8.21%, Maturing January 27, 2011	4,223,540

	Petro Stopping Center, L.P.
$531,250	Term Loan, 7.88%, Maturing February 9, 2008	$533,906
	Rent-A-Center, Inc.
6,600,000	Term Loan, 7.00%, Maturing July 13, 2013	6,624,750
	Savers, Inc.
4,480,692	Term Loan, 8.60%, Maturing August 4, 2009	4,491,894
	Sears Canada, Inc.
6,359,063	Term Loan, 7.25%, Maturing December 22, 2012	6,370,986
	Shopko Stores, Inc.
11,802,000	Revolving Loan, 6.60%, Maturing December 28, 2010 (2)	11,765,119
	Stewert Enterprises, Inc.
3,125,580	Term Loan, 6.86%, Maturing November 19, 2011	3,133,394
	Travelcenters of America, Inc.
23,103,950	Term Loan, 7.02%, Maturing November 30, 2008	23,124,166
		$202,751,527
Steel — 0.1%
	Gibraltar Industries, Inc.
3,383,152	Term Loan, 7.19%, Maturing December 8, 2010	3,383,152
	John Maneely Co.
3,466,862	Term Loan, 8.51%, Maturing March 25, 2013	3,497,197
		$6,880,349
Surface Transport — 0.3%
	Horizon Lines, LLC
5,782,000	Term Loan, 7.75%, Maturing July 7, 2011	5,821,751
	Sirva Worldwide, Inc.
7,683,394	Term Loan, 9.97%, Maturing December 1, 2010	7,443,288
	Vanguard Car Rental USA
12,600,000	Term Loan, 8.32%, Maturing June 14, 2013	12,655,125
		$25,920,164
Telecommunications — 3.4%
	Alaska Communications Systems Holdings, Inc.
17,150,000	Term Loan, 7.25%, Maturing February 1, 2011	17,150,000
2,625,000	Term Loan, 7.25%, Maturing February 1, 2012	2,625,000
	Cellular South, Inc.
6,244,759	Term Loan, 7.25%, Maturing May 4, 2011	6,260,371
	Centennial Cellular Operating Co., LLC
4,500,000	Revolving Loan, 0.00%, Maturing February 9, 2010 (2)	4,421,250
16,147,788	Term Loan, 7.68%, Maturing February 9, 2011	16,224,199
	Cincinnati Bell, Inc.
4,391,813	Term Loan, 6.75%, Maturing August 31, 2012	4,380,833
	Consolidated Communications, Inc.
17,442,901	Term Loan, 7.44%, Maturing October 14, 2011	17,388,392
	Crown Castle Operating Co.
9,000,000	Term Loan, 7.65%, Maturing June 1, 2014	9,050,625

	D&E Communications, Inc.
$5,672,170	Term Loan, 7.25%, Maturing December 31, 2011	$5,693,441
	Fairpoint Communications, Inc.
21,785,000	Term Loan, 7.25%, Maturing February 8, 2012	21,689,691
	Hawaiian Telcom Communications, Inc.
1,450,000	Term Loan, 4.13%, Maturing October 31, 2011 (2)	1,448,188
5,163,500	Term Loan, 7.75%, Maturing October 31, 2012	5,193,004
	Iowa Telecommunications Services
9,998,000	Term Loan, 7.24%, Maturing November 23, 2011	10,015,706
	IPC Acquisition Corp.
3,051,114	Term Loan, 8.03%, Maturing August 5, 2011	3,070,565
	Madison River Capital, LLC
3,660,000	Term Loan, 7.73%, Maturing July 31, 2012	3,666,863
	Nextel Partners Operation Corp.
22,059,091	Term Loan, 6.85%, Maturing May 31, 2012	22,082,076
	NTelos, Inc.
13,190,647	Term Loan, 7.65%, Maturing August 24, 2011	13,187,336
	Qwest Corp.
14,756,000	Term Loan, 11.00%, Maturing June 4, 2007	15,019,764
	Stratos Global Corp.
7,575,000	Term Loan, 8.25%, Maturing February 13, 2012	7,600,247
	Syniverse Holdings, Inc.
3,696,342	Term Loan, 7.25%, Maturing February 15, 2012	3,696,342
	TDC AS (Nordic Telephone Company)
3,000,000	Term Loan, 5.21%, Maturing April 10, 2014	EUR 3,870,084
3,000,000	Term Loan, 5.71%, Maturing April 10, 2015	EUR 3,884,441
	Triton PCS, Inc.
14,987,676	Term Loan, 8.65%, Maturing November 18, 2009	15,115,071
	Westcom Corp.
4,176,909	Term Loan, 8.30%, Maturing December 17, 2010	4,195,183
	Windstream Corp.
34,300,000	Term Loan, 7.26%, Maturing July 17, 2013	34,453,115
	Winstar Communications, Inc.
127,026	DIP Loan, 0.00%, Maturing December 31, 2006 (4)	180,376
		$251,562,163
Utilities — 2.6%
	Astoria Generating Co.
817,259	Term Loan, 7.45%, Maturing February 23, 2012	819,229
3,465,387	Term Loan, 7.45%, Maturing February 23, 2013	3,473,742
	BRSP, LLC
15,175,000	Term Loan, 8.58%, Maturing July 13, 2009	15,175,000
	Calpine Corp.
7,350,000	DIP Revolving Loan, 0.00%, Maturing February 27, 2008 (2)	7,285,688
2,887,313	DIP Loan, 7.75%, Maturing February 27, 2008	2,906,262
7,275,000	DIP Loan, 9.50%, Maturing February 27, 2008	7,387,159

	Cellnet Technology, Inc.
$3,832,671	Term Loan, 8.50%, Maturing April 26, 2012	$3,868,602
	Cogentrix Delaware Holdings, Inc.
8,086,285	Term Loan, 7.00%, Maturing April 14, 2012	8,104,819
	Covanta Energy Corp.
1,000,000	Term Loan, 7.75%, Maturing June 24, 2012	1,000,000
6,790,244	Term Loan, 5.46%, Maturing May 27, 2013	6,828,439
4,865,899	Term Loan, 7.70%, Maturing May 27, 2013	4,893,270
	KGen, LLC
5,757,125	Term Loan, 8.12%, Maturing August 5, 2011	5,699,554
	La Paloma Generating Co., LLC
344,262	Term Loan, 7.15%, Maturing August 16, 2012	341,250
2,022,173	Term Loan, 7.25%, Maturing August 16, 2012	2,004,479
161,052	Term Loan, 7.25%, Maturing August 16, 2012	159,643
	LSP General Finance Co., LLC
404,040	Term Loan, 0.00%, Maturing April 14, 2013 (2)	403,030
9,595,960	Term Loan, 7.25%, Maturing April 14, 2013	9,571,970
	Mirant North America, LLC
7,761,000	Term Loan, 7.15%, Maturing January 3, 2013	7,722,195
	NRG Energy, Inc.
56,707,875	Term Loan, 7.23%, Maturing February 1, 2013	56,935,274
13,175,000	Term Loan, 7.50%, Maturing February 1, 2013	13,215,355
	Pike Electric, Inc.
6,035,417	Term Loan, 6.88%, Maturing July 1, 2012	6,037,306
3,068,340	Term Loan, 6.88%, Maturing July 2, 2012	3,069,300
	Plains Resources, Inc.
11,110,492	Term Loan, 6.69%, Maturing August 12, 2011	11,124,380
	Reliant Energy, Inc.
10,000,000	Revolving Loan, 8.95%, Maturing April 30, 2008 (2)	9,700,000
1,539,019	Term Loan, 7.78%, Maturing December 22, 2010	1,540,943
	Wolf Hollow I L.P.
2,887,500	Term Loan, 7.65%, Maturing June 22, 2012	2,886,296
2,804,362	Term Loan, 7.75%, Maturing June 22, 2012	2,803,193
		$194,956,378
Total Senior Floating Rate Interests (identified cost $7,147,419,921)		$7,176,189,230

Corporate Bonds & Notes — 0.8%

Principal Amount (000’s omitted)	Security	Value
Cable and Satellite Television — 0.2%
	Iesy Hessen & ISH NRW, Variable Rate
$13,500	6.021%, 4/15/13	EUR 16,840,394
		$16,840,394
Financial Intermediaries — 0.2%
	Alzette, Variable Rate
1,180	8.636%, 12/15/20 (5)	1,207,288
	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
1,140	7.158%, 2/24/19 (5)	1,145,233
	Babson Ltd., Series 2005-1A, Class C1, Variable Rate
1,500	7.457%, 4/15/19 (5)	1,516,560
	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,500	7.557%, 1/15/19 (5)	1,516,380
	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
1,500	7.612%, 8/11/16 (5)	1,523,385
	Centurion CDO 8 Ltd., Series 2005 8A, Class D, Variable Rate
1,000	10.77%, 3/8/17	1,045,500
	Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, Variable Rate
2,000	7.457%, 1/15/18 (5)	2,013,780
	Stanfield Vantage Ltd., Series 2005-1A, Class D, Variable Rate
1,500	7.474%, 3/21/17 (5)	1,506,000
		$11,474,126
Radio and Television — 0.1%
	Echostar DBS Corp., Sr. Notes, Variable Rate
5,000	8.758%, 10/1/08	5,081,250
	Paxson Communications Corp., Variable Rate
3,000	8.757%, 1/15/12 (5)	3,045,000
		$8,126,250
Real Estate — 0.1%
	Assemblies of God, Variable Rate
10,231	7.32%, 6/15/29 (5)	10,231,197
		$10,231,197
Telecommunications — 0.2%
	Qwest Corp., Sr. Notes, Variable Rate
5,850	8.579%, 6/15/13 (5)	6,288,750

	Rogers Wireless, Inc., Variable Rate
$6,589	8.454%, 12/15/10	$6,786,670
		$13,075,420
Total Corporate Bonds & Notes (identified cost $58,478,801)		$59,747,387

Common Stocks — 0.1%

Shares	Security	Value
105,145	Hayes Lemmerz International (6)	$268,120
86,020	Maxim Crane Works, L.P. (6)	4,032,168
Total Common Stocks (identified cost $2,549,911)		$4,300,288

Preferred Stocks — 0.0%

Shares	Security	Value
350	Hayes Lemmerz International (3)(6)(7)	$3,855
Total Preferred Stocks (identified cost $17,500)		$3,855

Closed-End Investment Companies — 0.0%

Shares	Security	Value
4,000	Pioneer Floating Rate Trust	$75,720
Total Closed-End Investment Companies (identified cost $72,147)		$75,720

Short-Term Investments — 6.0%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$70,019,000	08/03/06	Barton Capital, LLC, Commercial Paper	5.26%	$69,998,539
116,966,000	08/02/06	CRC Funding, LLC, Commercial Paper	5.26%	116,948,910
61,615,000	08/01/06	General Electric Capital Corp., Commercial Paper	5.30%	61,615,000
120,000,000	08/08/06	HSBC Finance Corp., Commercial Paper	5.30%	119,876,334
1,500,000	08/01/06	Investors Bank and Trust Company Time Deposit	5.30%	1,500,000

$20,512,000	08/03/06	Old Line Funding, LLC, Commercial Paper	5.25%	$20,506,017
56,819,000	08/21/06	Yorktown Capital, LLC, Commercial Paper	5.35%	56,650,121
Total Short-Term Investments (at amortized cost $447,094,921)				$447,094,921
Total Investments — 102.8% (identified cost $7,655,633,201)				$7,687,411,401
Less Unfunded Loan Commitments — (4.7)%				$(352,714,201)
Net Investments — 98.1% (identified cost $7,302,919,000)				$7,334,697,200
Other Assets, Less Liabilities — 1.9%				$146,558,813
Net Assets — 100.0%				$7,481,256,013

CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)

Unfunded loan commitments. The Portfolio may enter into certain credit agreements, all or a portion of which may be unfunded. The Portfolio is obligated to fund these loan commitments at the borrower’s discretion.

(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)		Defaulted security. Currently the issuer is in default with respect to interest payments.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the aggregate value of the securities is $29,993,573 or 0.4% of the Portfolio’s net assets.

(6)		Non-income producing security.
(7)		Restricted security.

A summary of financial instruments at July 31, 2006 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In Exchange For	Depreciation
8/31/06	Euro 2,008,413	United States Dollar 2,532,609	$(35,276)
8/31/06	Euro 381,263,061	United States Dollar 486,337,254	(1,131,955)
8/31/06	Euro 24,105,300	United States Dollar 30,770,898	(49,270)
8/31/06	British Pound 2,007,100	United States Dollar 3,656,936	(92,731)
8/31/06	British Pound 75,686,625	United States Dollar 141,098,867	(299,007)
8/31/06	Swiss Franc 12,576,925	United States Dollar 10,225,143	(20,418)
			$(1,628,657)

Credit Default Swaps

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
2,000,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 1/10/04 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (7 in total, each representing 14.29% of the notional value of the swap).	$(4,188)
1,000,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 2/13/04 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (7 in total, each representing 14.29% of the notional value of the swap).	3,342
1,000,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 3/23/04 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (7 in total, each representing 14.29% of the notional value of the swap).	18,242

10,000,000 USD	12/20/2009	Agreement with Lehman Brothers dated 10/28/2004 whereby the Portfolio will receive 2.35% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Crown Americas, Inc.	270,424
5,000,000 USD	3/20/2010	Agreement with Lehman Brothers dated 12/21/2004 whereby the Portfolio will receive 2.35% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Six Flags Theme Parks.	80,901
3,000,000 USD	3/20/2011	Agreement with Lehman Brothers dated 3/3/2005 whereby the Portfolio will receive 1.85% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	(4,731)
6,500,000 USD	3/20/2010	Agreement with Lehman Brothers dated 3/16/2005 whereby the Portfolio will receive 2.2% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	5,491
3,000,000 USD	6/20/2010	Agreement with Lehman Brothers dated 4/1/2005 whereby the Portfolio will receive 2% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Pinnacle Entertainment, Inc.	(5,570)
3,000,000 USD	3/20/2010	Agreement with Lehman Brothers dated 5/19/2005 whereby the Portfolio will receive 2.4% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	20,176
3,000,000 USD	6/20/2010	Agreement with Lehman Brothers dated 5/19/2005 whereby the Portfolio will receive 3.25% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Rural Cellular Corp.	34,078

3,000,000 USD	6/20/2011	Agreement with Lehman Brothers dated 6/2/2005 whereby the Portfolio will receive 2.3% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	39,613
7,000,000 USD	9/21/2009	Agreement with Lehman Brothers dated 7/9/2005 whereby the Portfolio will receive 2.15% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by CSG Systems, Inc.	93,598
2,000,000 USD	9/20/2010	Agreement with Lehman Brothers dated 7/9/2005 whereby the Portfolio will receive 1.95% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Pinnacle Entertainment, Inc.	(9,725)
5,000,000 USD	12/20/2010	Agreement with Lehman Brothers dated 10/26/2005 whereby the Portfolio will receive 2.15% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by EPCO Holdings, Inc.	(21,621)
5,000,000 USD	12/20/2010	Agreement with Lehman Brothers dated 12/3/2005 whereby the Portfolio will receive 2.10% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Avago Technologies, Inc.	21,719
5,000,000 USD	3/20/2011	Agreement with Lehman Brothers dated 1/6/2006 whereby the Portfolio will receive 1.80% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by The Hertz Corp.	92,493
5,000,000 USD	9/20/2011	Agreement with Lehman Brothers dated 7/1/2006 whereby the Portfolio will receive 1.95% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Owens-Illinois, Inc.	(6,026)
			$628,216

At July 31, 2006, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in the value of the investments owned at July 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$7,655,633,201
Gross unrealized appreciation	$48,946,300
Gross unrealized depreciation	(17,168,100)
Net unrealized appreciation	$31,778,200

The net unrealized depreciation on foreign currency, forward foreign currency exchange contracts and swap contracts at July 31, 2006 on a federal income tax basis was $1,370,527.

At July 31, 2006, the Portfolio owned the following security (representing less than 0.1% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to this security. The fair value of this security is determined based on valuations provided by brokers when available, or if not available, it is valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Restricted Securities

Description	Date of Acquisition	Shares	Cost	Fair Value
Preferred Stocks
Hayes Lemmerz International	6/23/03	350	$17,500	$3,855
			$17,500	$3,855

Eaton Vance Government Obligations Fund as of July 31, 2006 (Unaudited)

Eaton Vance Government Obligations Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Government Obligations Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2006, the value of the Fund’s investment in the Portfolio was $625,819,678, and the Fund owned approximately 84.5% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Government Obligations Portfolio                                                                                                        as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 109.8%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
5.50%, with maturity at 2008	$1	$1,056
6.00%, with maturity at 2026	1,692	1,706,591
6.50%, with various maturities to 2024	27,781	28,464,724
6.87%, with maturity at 2024	646	668,893
7.00%, with various maturities to 2026	20,176	21,005,784
7.09%, with maturity at 2023	1,816	1,893,778
7.25%, with maturity at 2022	2,677	2,803,630
7.31%, with maturity at 2027	687	719,582
7.50%, with various maturities to 2029	22,778	24,003,620
7.63%, with maturity at 2019	1,211	1,277,203
7.75%, with various maturities to 2018	80	83,452
7.78%, with maturity at 2022	315	334,815
7.85%, with maturity at 2020	937	996,568
8.00%, with various maturities to 2028	35,185	37,374,565
8.13%, with maturity at 2019	1,818	1,944,521
8.15%, with various maturities to 2021	563	592,855
8.25%, with various maturities to 2017	720	746,331
8.50%, with various maturities to 2027	15,794	17,016,893
8.75%, with various maturities to 2016	358	365,395
9.00%, with various maturities to 2032	30,306	33,291,757
9.25%, with various maturities to 2017	1,178	1,231,852
9.50%, with various maturities to 2026	7,207	7,948,709
9.75%, with various maturities to 2018	362	372,847
11.00%, with various maturities to 2016	58	64,823
13.00%, with maturity at 2015	5	5,705
13.50%, with maturity at 2010	24	25,613
15.00%, with maturity at 2011	1	918
		$184,942,480
Federal National Mortgage Assn.:
0.25%, with maturity at 2014	4	3,838
4.854%, with maturity at 2033 (1)	8,743	8,767,905
4.874%, with various maturities to 2035 (1)(2)	137,409	137,794,095
4.916%, with maturity at 2035 (1)	4,236	4,247,788
4.958%, with maturity at 2036 (1)	4,320	4,332,416
4.974%, with maturity at 2036 (1)	1,709	1,713,549
4.995%, with maturity at 2020 (1)	9,060	9,045,742
5.003%, with maturity at 2022 (1)	4,545	4,547,912
5.009%, with various maturities to 2026 (1)	6,404	6,410,971
5.50%, with maturity at 2014	19,208	19,091,760
6.00%, with various maturities to 2024	1,048	1,054,662
6.50%, with various maturities to 2026	93,530	95,501,926

1

7.00%, with various maturities to 2029	$48,230	$50,077,028
7.25%, with various maturities to 2023	180	184,341
7.50%, with various maturities to 2029	24,934	26,093,904
7.75%, with maturity at 2008	20	19,706
7.875%, with maturity at 2021	1,748	1,863,285
7.979%, with maturity at 2030	86	92,217
8.00%, with various maturities to 2027	31,517	33,520,085
8.25%, with various maturities to 2025	1,204	1,270,921
8.33%, with maturity at 2020	1,942	2,090,578
8.50%, with various maturities to 2027	12,155	13,065,723
8.679%, with maturity at 2021	490	532,244
8.75%, with various maturities to 2017	585	599,485
8.91%, with maturity at 2010	182	188,440
9.00%, with various maturities to 2030	5,003	5,366,100
9.125%, with maturity at 2011	119	124,505
9.25%, with various maturities to 2016	206	212,869
9.50%, with various maturities to 2030	6,684	7,319,544
9.75%, with maturity at 2019	56	63,094
9.851%, with maturity at 2021	160	178,312
9.892%, with maturity at 2025	135	152,139
10.00%, with maturity at 2012	50	53,782
10.151%, with maturity at 2021	182	205,478
10.153%, with maturity at 2023	296	332,389
10.388%, with maturity at 2020	258	283,074
10.406%, with maturity at 2021	299	335,011
10.646%, with maturity at 2025	153	169,337
11.00%, with maturity at 2010	16	16,850
11.243%, with maturity at 2019	220	246,454
11.50%, with maturity at 2012	100	108,434
11.591%, with maturity at 2018	463	520,638
12.00%, with maturity at 2015	1	899
12.061%, with maturity at 2025	131	148,639
12.406%, with maturity at 2021	177	200,762
12.697%, with maturity at 2015	379	435,680
13.00%, with maturity at 2010	138	146,317
		$438,730,828
Government National Mortgage Assn.:
5.125%, with various maturities to 2027 (1)	1,730	1,740,357
6.50%, with maturity at 2024	153	157,381
7.00%, with various maturities to 2025	46,550	48,552,371
7.25%, with maturity at 2022	142	148,782
7.50%, with various maturities to 2024	12,647	13,285,407
8.00%, with various maturities to 2027	29,255	31,197,305
8.25%, with various maturities to 2019	301	322,008
8.30%, with maturity at 2020	105	112,900
8.50%, with various maturities to 2018	5,120	5,532,842

2

9.00%, with various maturities to 2027	$16,902	$18,608,681
9.50%, with various maturities to 2026	13,208	14,575,203
		$134,233,237
Collateralized Mortgage Obligations:
Federal Home Loan Mortgage Corp., Series 1822, Class Z, 6.90%, due 2026	4,017	4,128,274
Federal Home Loan Mortgage Corp., Series 1896, Class Z, 6.00%, due 2026	2,133	2,141,126
Federal Home Loan Mortgage Corp., Series 2115, Class K, 6.00%, due 2029	6,006	6,030,649
Federal Home Loan Mortgage Corp., Series 2245, Class A, 8.00%, due 2027	22,613	23,809,433
Federal Home Loan Mortgage Corp., Series 30, Class I, 7.50%, due 2024	632	655,260
Federal National Mortgage Assn., Series 1993-149, Class M, 7.00%, due 2023	1,494	1,543,445
Federal National Mortgage Assn., Series 1993-16, Class Z, 7.50%, due 2023	1,247	1,311,882
Federal National Mortgage Assn., Series 1993-250, Class Z, 7.00%, due 2023	935	958,815
Federal National Mortgage Assn., Series 1993-39, Class Z, 7.50%, due 2023	2,861	2,993,389
Federal National Mortgage Assn., Series 1994-82, Class Z, 8.00%, due 2024	4,970	5,233,826
Federal National Mortgage Assn., Series 2000-49, Class A, 8.00%, due 2027	2,412	2,544,014
Federal National Mortgage Assn., Series 2002-1, Class G, 7.00%, due 2023	1,939	2,007,397
Federal National Mortgage Assn., Series G-8, Class E, 9.00%, due 2021	868	947,812
Federal National Mortgage Assn., Series G92-44, Class ZQ, 8.00%, due 2022	1,072	1,136,612
		$55,441,934
Total Mortgage Pass-Throughs (identified cost $822,131,720)		$813,348,479

3

U.S. Treasury Obligations — 1.0%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23 (3)	$6,000	$7,285,314

Total U.S. Treasury Obligations (identified cost, $6,255,429)		$7,285,314

Short-Term Investments — 1.1%

Security	Principal Amount (000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 5.31%, 8/1/06	$8,645	$8,645,000
Total Short-Term Investments (at amortized cost, $8,645,000)		$8,645,000
Total Investments — 111.9% (identified cost $837,032,149)		$829,278,793
Other Assets, Less Liabilities — (11.9)%		$(88,506,159)
Net Assets — 100.0%		$740,772,634

(1)	Adjustable rate mortgage.
(2)	All or a portion of these securities were on loan at July 31, 2006.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

4

A summary of financial instruments at July 31, 2006 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
09/06	500 U.S. Treasury Note	Long	$(52,734,375)	$(53,015,625)	$281,250

At July 31, 2006, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$841,002,374
Gross unrealized appreciation	$1,573,903
Gross unrealized depreciation	(13,297,484)
Net unrealized depreciation	$(11,723,581)

5

Eaton Vance High Income Fund as of July 31, 2006 (Unaudited)

Eaton Vance High Income Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in High Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2006, the value of the Fund’s investment in the Portfolio was $669,780,960 and the Fund owned approximately 62.3% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

High Income Portfolio                                                                                                                              as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 3.4% (1)

	Principal
Security	Amount	Value
Broadcasting — 0.9%
Hit Entertainment, Inc., Term Loan, 10.95%, Maturing 2/5/13	$9,180,000	$9,266,062
		$9,266,062
Building Materials — 0.6%
Masonite International, Term Loan, 11.00%, Maturing 10/6/06	7,000,000	6,696,669
		$6,696,669
Gaming — 0.3%
BLB Worldwide Holdings, Term Loan, 8.85%, Maturing 6/30/12	3,500,000	3,500,000
		$3,500,000
Paper — 1.6%
Georgia Pacific Corp., Term Loan, 8.30%, Maturing 12/23/13	16,800,000	16,965,749
		$16,965,749
Total Senior, Floating Rate Interests (identified cost $36,563,275)		$36,428,480

Corporate Bonds & Notes — 88.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.3%
Argo Tech Corp., Sr. Notes, 9.25%, 6/1/11	$2,015	$2,090,562
DRS Technologies, Inc., Sr. Sub. Notes, 7.625%, 2/1/18	935	937,337
		$3,027,899
Air Transportation — 0.9%
American Airlines, 7.80%, 10/1/06	7,968	7,982,940
Continental Airlines, 7.033%, 6/15/11	2,054	2,022,818
		$10,005,758
Automotive & Auto Parts — 5.8%
Altra Industrial Motion, Inc., 9.00%, 12/1/11	2,675	2,701,750
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,230	1,173,112
Ford Motor Credit Co., 6.625%, 6/16/08	2,270	2,187,647
Ford Motor Credit Co., 7.375%, 10/28/09	9,280	8,759,708
Ford Motor Credit Co., 7.875%, 6/15/10	4,405	4,147,766
Ford Motor Credit Co., Variable Rate, 8.149%, 11/2/07	11,690	11,709,020
General Motors Acceptance Corp., 5.125%, 5/9/08	2,325	2,241,270
General Motors Acceptance Corp., 5.85%, 1/14/09	1,140	1,096,125
General Motors Acceptance Corp., 6.125%, 9/15/06	2,325	2,324,110
General Motors Acceptance Corp., 7.00%, 2/1/12	470	455,442
General Motors Acceptance Corp., 8.00%, 11/1/31	10,250	10,079,030

1

Tenneco Automotive, Inc., Series B, 10.25%, 7/15/13	$4,960	$5,431,200
Tenneco Automotive, Inc., Sr. Sub. Notes, 8.625%, 11/15/14	2,965	2,957,587
TRW Automotive, Inc., Sr. Sub. Notes, 11.00%, 2/15/13	2,142	2,350,845
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	1,651,212
Venture Holding Trust, Sr. Notes, 9.50%, 7/1/05 (2)	3,811	19,055
Visteon Corp., Sr. Notes, 7.00%, 3/10/14	880	721,600
Visteon Corp., Sr. Notes, 8.25%, 8/1/10	2,215	2,048,875
		$62,055,354
Broadcasting — 1.5%
Rainbow National Services, LLC, Sr. Notes, 8.75%, 9/1/12 (3)	2,200	2,337,500
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14 (3)	7,400	8,306,500
Sirius Satellite Radio, Sr. Notes, 9.625%, 8/1/13	6,180	5,809,200
		$16,453,200
Building Materials — 2.9%
General Cable Corp., Sr. Notes, 9.50%, 11/15/10	2,745	2,937,150
Goodman Global Holdings, Inc., Sr. Notes, Variable Rate, 8.329%, 6/15/12	3,749	3,767,745
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	745	767,350
Interline Brands, Inc., Sr. Sub. Notes, 8.125%, 6/15/14	1,555	1,574,437
Nortek, Inc., Sr. Sub. Notes, 8.50%, 9/1/14	8,660	8,140,400
NTK Holdings, Inc., Sr. Disc. Notes, 10.75%, (0.00% until 2009) 3/1/14	2,815	1,984,575
Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13 (3)	3,515	3,427,125
RMCC Acquisition Co., Sr. Sub. Notes, 9.50%, 11/1/12 (3)	8,095	8,459,275
		$31,058,057
Cable/Satellite TV — 3.6%
Adelphia Communications, Sr. Notes, 10.25%, 11/1/06 (2)	3,555	2,053,012
Adelphia Communications, Sr. Notes, Series B, 9.25%, 10/1/32 (2)	7,585	4,399,300
Cablevision Systems Corp., Sr. Notes, Series B, Variable Rate, 9.62%, 4/1/09	2,440	2,610,800
CCO Holdings, LLC / CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13	5,240	5,226,900
CSC Holdings, Inc., Series B, 8.125%, 8/15/09	1,100	1,131,625
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07	15	15,281
CSC Holdings, Inc., Sr. Notes, Series B, 7.625%, 4/1/11	205	207,306
Insight Communications, Sr. Disc. Notes, 12.25%, 2/15/11	16,840	17,913,550
Kabel Deutschland GMBH, 10.625%, 7/1/14 (3)	3,065	3,264,225
NTL Cable PLC, Sr. Notes, 9.125%, 8/15/16	1,570	1,597,475
		$38,419,474
Capital Goods — 3.7%
Amsted Industries, Inc., Sr. Notes, 10.25%, 10/15/11 (3)	7,765	8,386,200
Case New Holland, Inc., Sr. Notes, 7.125%, 3/1/14	6,965	6,808,287

2

Case New Holland, Inc., Sr. Notes, 9.25%, 8/1/11	$5,575	$5,902,531
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15 (3)	2,370	2,455,912
Dresser, Inc., 10.125%, 4/15/11	8,975	9,154,500
Manitowoc Co., Inc. (The), 10.50%, 8/1/12	589	639,065
Mueller Group, Inc., Sr. Sub. Notes, 10.00%, 5/1/12	1,745	1,893,325
Mueller Holdings, Inc., Disc. Notes, 14.75%, (0.00% until 2009), 4/15/14	2,583	2,208,465
Thermadyne Holdings Corp., Sr. Sub. Notes, 9.25%, 2/1/14	2,612	2,213,670
		$39,661,955
Chemicals — 4.8%
BCP Crystal Holdings Corp., Sr. Sub. Notes, 9.625%, 6/15/14	3,783	4,080,911
Crystal US Holdings / US Holdings 3, LLC, Sr. Disc. Notes, Series B, 10.50%, (0.00% until 2009) 10/1/14	3,465	2,720,025
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11	5,205	5,621,400
Hexion U.S. Finance/Nova Scotia Finance, 9.00%, 7/15/14	2,130	2,188,575
IMC Global, Inc., Sr. Notes, 10.875%, 8/1/13	6,000	6,660,000
Ineos Group Holdings PLC, 8.50%, 2/15/16 (3)	8,595	8,100,787
Koppers, Inc., 9.875%, 10/15/13	41	44,587
Lyondell Chemical Co., 11.125%, 7/15/12	1,170	1,279,687
Nova Chemicals Corp., Senior Notes, Variable Rate, 8.405%, 11/15/13	2,325	2,359,875
OM Group, Inc., 9.25%, 12/15/11	10,260	10,670,400
Polyone Corp., Sr. Notes, 8.875%, 5/1/12	730	732,737
Polyone Corp., Sr. Notes, 10.625%, 5/15/10	3,665	3,958,200
PQ Corp., 7.50%, 2/15/13	1,305	1,259,325
Rockwood Specialties Group, Sr. Sub. Notes, 10.625%, 5/15/11	1,505	1,625,400
		$51,301,909
Consumer Products — 1.0%
Fedders North America, Inc., 9.875%, 3/1/14	2,707	2,165,600
Jafra Cosmetics/Distribution, Sr. Sub. Notes, 10.75%, 5/15/11	1,260	1,367,100
Nutro Products, Inc., Sr. Notes, Variable Rate, 9.23%, 10/15/13 (3)	915	942,450
Nutro Products, Inc., Sr. Sub. Notes, 10.75%, 4/15/14 (3)	1,370	1,435,075
Samsonite Corp., Sr. Sub. Notes, 8.875%, 6/1/11	1,305	1,360,462
Steinway Musical Instruments, Sr. Notes, 7.00%, 3/1/14 (3)	1,855	1,785,437
WH Holdings Ltd./WH Capital Corp., Sr. Notes, 9.50%, 4/1/11	1,415	1,554,731
		$10,610,855
Containers — 0.6%
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	3,425	3,185,250
Pliant Corp. (PIK), 11.625%, 6/15/09 (4)	2,920	3,187,201
		$6,372,451

3

Diversified Financial Services — 0.6%
E*Trade Financial Corp., Sr. Notes, 8.00%, 6/15/11	$745	$769,212
Residential Capital Corp., Sub. Notes, Variable Rate, 7.337%, 4/17/09 (3)	5,710	5,707,813
		$6,477,025

Diversified Media — 3.3%
Advanstar Communications, Inc., 10.75%, 8/15/10	8,745	9,422,825
Affinion Group, Inc., 10.125%, 10/15/13 (3)	1,125	1,158,750
Affinion Group, Inc., Sr. Sub. Notes, 11.50%, 10/15/15 (3)	1,580	1,591,850
CanWest Media, Inc., 8.00%, 9/15/12	19,508	19,117,691
LBI Media, Inc., 10.125%, 7/15/12	2,020	2,151,300
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0.00% until 2008), 10/15/13	2,760	2,290,800
		$35,733,216
Energy — 6.8%
Allis-Chalmers Energy, Inc., Sr. Notes, 9.00%, 1/15/14 (3)	3,185	3,216,850
Clayton Williams Energy, Inc., Sr. Notes, 7.75%, 8/1/13	1,450	1,355,750
Copano Energy, LLC, Sr. Notes, 8.125%, 3/1/16	805	813,050
El Paso Corp., Sr. Notes, 9.625%, 5/15/12 (3)	2,880	3,168,000
El Paso Production Holding Co., 7.75%, 6/1/13	630	643,387
Encore Acquisition Co., Sr. Sub. Notes, 7.25%, 12/1/17	1,870	1,823,250
Giant Industries, 8.00%, 5/15/14	2,845	2,845,000
Inergy L.P. / Finance, Sr. Notes, 6.875%, 12/15/14	4,700	4,453,250
Kinder Morgan Finance Co., 5.35%, 1/5/11	3,325	3,110,574
Northwest Pipeline Corp., 8.125%, 3/1/10	825	858,000
Ocean Rig Norway AS, Sr. Notes, 8.375%, 7/1/13 (3)	1,225	1,267,875
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	665	724,850
Petrobras International Finance Co., 7.75%, 9/15/14	670	723,600
Petrohawk Energy Corp., Sr. Notes, 9.125%, 7/15/13 (3)	9,200	9,453,000
Premcor Refining Group, Sr. Notes, 9.50%, 2/1/13	5,035	5,486,529
Quicksilver Resources, Inc., 7.125%, 4/1/16	2,445	2,322,750
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08 (4)	4,602	4,849,357
Semgroup L.P., Sr. Notes, 8.75%, 11/15/15 (3)	3,065	3,095,650
Sesi, LLC, Sr. Notes, 6.875%, 6/1/14 (3)	700	682,500
Southern Natural Gas, 8.875%, 3/15/10	1,200	1,274,102
Stewart & Stevenson, LLC, Sr. Notes, 10.00%, 7/15/14 (3)	2,205	2,249,100
Transmontaigne, Inc., Sr. Sub. Notes, 9.125%, 6/1/10	6,810	7,269,675
United Refining Co., Sr. Notes, 10.50%, 8/15/12	5,960	6,317,600
VeraSun Energy Corp., 9.875%, 12/15/12 (3)	3,555	3,803,850
Williams Cos., Inc. (The), 8.75%, 3/15/32	1,265	1,372,525
		$73,180,074

4

Entertainment/Film — 1.0%
AMC Entertainment, Inc., Sr. Sub. Notes, 9.875%, 2/1/12	$5,070	$5,139,712
AMC Entertainment, Inc., Variable Rate, 9.42%, 8/15/10	695	720,194
Marquee Holdings, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2009) 8/15/14	7,210	5,353,425
		$11,213,331
Environmental — 1.1%
Aleris International, Inc., 9.00%, 11/15/14	2,968	3,353,840
Aleris International, Inc., 10.375%, 10/15/10	2,895	3,177,262
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14	5,390	5,524,750
		$12,055,852
Food & Drug Retail — 1.3%
Jean Coutu Group (PJC), Inc., Sr. Sub. Notes, 8.50%, 8/1/14	905	849,569
Rite Aid Corp., 6.125%, 12/15/08 (3)	8,975	8,773,062
Rite Aid Corp., 7.125%, 1/15/07	1,705	1,713,525
Rite Aid Corp., 8.125%, 5/1/10	2,415	2,466,319
		$13,802,475
Food/Beverage/Tobacco — 1.4%
ASG Consolidated, LLC / ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0.00% until 2008) 11/1/11	6,270	5,329,500
Pierre Foods, Inc., Sr. Sub. Notes, 9.875%, 7/15/12	3,900	3,958,500
Pinnacle Foods Holdings Corp., Sr. Sub. Notes, 8.25%, 12/1/13	6,060	5,969,100
		$15,257,100
Gaming — 6.0%
CCM Merger, Inc., 8.00%, 8/1/13 (3)	1,480	1,424,500
Chukchansi EDA, Sr. Notes, Variable Rate, 8.78%, 11/15/12 (3)	3,320	3,394,700
Eldorado Casino Shreveport (PIK), 10.00%, 8/1/12	942	777,473
Galaxy Entertainment Finance, 9.875%, 12/15/12 (3)	5,505	5,780,250
Galaxy Entertainment Finance, Variable Rate, 10.42%, 12/15/10 (3)	2,800	2,947,000
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13 (3)	2,385	2,534,062
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	3,720	3,910,650
Kerzner International Ltd., Sr. Sub. Notes, 6.75%, 10/1/15	570	602,775
Majestic HoldCo, LLC, 0.00%, 10/15/11 (3)	1,620	1,215,000
Majestic Star Casino, LLC, 9.50%, 10/15/10	1,825	1,898,000
Majestic Star Casino, LLC, 9.75%, 1/15/11 (3)	2,715	2,687,850
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	1,570	1,609,250
OED Corp./Diamond Jo, LLC, 8.75%, 4/15/12	5,725	5,760,781
San Pasqual Casino, 8.00%, 9/15/13 (3)	3,740	3,777,400
Station Casinos, Inc., Sr. Notes, 6.00%, 4/1/12	1,100	1,038,125
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	11,250	10,856,250
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15 (3)	2,825	2,895,625
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/12 (3)	10,347	10,993,687
		$64,103,378

5

Healthcare — 4.9%
Accellent, Inc., 10.50%, 12/1/13	$5,150	$5,330,250
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	4,530	4,711,200
CDRV Investors, Inc., Sr. Disc. Notes, 9.625%, (0.00% until 2010) 1/1/15	4,270	3,042,375
Encore Medical IHC, Inc., 9.75%, 10/1/12	3,230	3,553,000
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 8.75%, 2/15/12	3,715	3,622,125
Multiplan, Inc., Sr. Sub. Notes, 10.375%, 4/15/16 (3)	2,855	2,897,825
National Mentor, Inc., Sr. Sub. Notes, 11.25%, 7/1/14 (3)	2,230	2,280,175
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	2,370	2,352,225
Service Corp. International, Sr. Notes, 8.00%, 6/15/17 (3)	1,240	1,164,050
Tenet Healthcare Corp., Sr. Notes, 6.50%, 6/1/12	1,160	986,000
Tenet Healthcare Corp., Sr. Notes, 9.25%, 2/1/15 (3)	105	97,125
Triad Hospitals, Inc., Sr. Notes, 7.00%, 5/15/12	2,235	2,232,206
Triad Hospitals, Inc., Sr. Sub. Notes, 7.00%, 11/15/13	2,665	2,558,400
US Oncology, Inc., 9.00%, 8/15/12	2,665	2,784,925
US Oncology, Inc., 10.75%, 8/15/14	6,350	6,921,500
Ventas Realty L.P. / Capital Corp., Sr. Notes, 7.125%, 6/1/15	1,725	1,737,937
VWR International, Inc., Sr. Sub. Notes, 8.00%, 4/15/14	6,215	6,137,312
		$52,408,630
Homebuilders/Real Estate — 0.1%
Stanley-Martin Co., 9.75%, 8/15/15	955	754,450
		$754,450
Hotels — 0.2%
Felcor Lodging L.P., Sr. Notes, Variable Rate, 9.57%, 6/1/11	1,660	1,711,875
		$1,711,875
Leisure — 3.1%
HRP Myrtle Beach Capital Corp., Sr. Notes, PIK, 14.50%, 4/1/14	2,462	2,535,911
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13 (3)	2,315	2,326,575
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 9.818%, 4/1/12 (3)	3,985	3,975,037
Six Flags Theme Parks, Inc., Sr. Notes, 9.625%, 6/1/14	5,295	4,831,687
Universal City Development Partners, Sr. Notes, 11.75%, 4/1/10	10,675	11,609,063
Universal City Florida Holding, Sr. Notes, Variable Rate, 9.899%, 5/1/10	7,745	7,996,713
		$33,274,986
Metals/Mining — 0.6%
Alpha Natural Resources, Sr. Notes, 10.00%, 6/1/12	1,665	1,777,388
Novelis, Inc., Sr. Notes, 8.00%, 2/15/15 (3)	5,040	4,901,400
		$6,678,788

6

Paper — 2.3%
Abitibi-Consolidated, Inc., 6.95%, 4/1/08	$2,005	$1,989,963
Georgia-Pacific Corp., 9.50%, 12/1/11	5,330	5,623,150
JSG Funding PLC, Sr. Notes, 9.625%, 10/1/12	7,995	8,314,800
NewPage Corp., 10.00%, 5/1/12	4,245	4,425,413
NewPage Corp., Variable Rate, 11.399%, 5/1/12	1,655	1,795,675
Stone Container Corp., 7.375%, 7/15/14	2,630	2,353,850
		$24,502,851
Publishing/Printing — 2.5%
American Media Operations, Inc., Series B, 10.25%, 5/1/09	6,219	5,838,086
CBD Media, Inc., Sr. Sub. Notes, 8.625%, 6/1/11	1,615	1,594,813
Dex Media West, LLC, Sr. Sub. Notes, 9.875%, 8/15/13	740	801,050
Houghton Mifflin Co., Sr. Sub. Notes, 9.875%, 2/1/13	8,720	9,079,700
MediaNews Group, Inc., Sr. Sub. Notes, 6.875%, 10/1/13	1,135	1,045,619
R.H. Donnelley Corp., Sr. Disc. Notes, 6.875%, 1/15/13	2,480	2,263,000
R.H. Donnelley Corp., Sr. Disc. Notes, 6.875%, 1/15/13	4,470	4,078,875
R.H. Donnelley Corp., Sr. Notes, 8.875%, 1/15/16	2,795	2,798,494
		$27,499,637
Railroad — 0.9%
Kansas City Southern Railway, 9.50%, 10/1/08	1,095	1,152,488
TFM SA de C.V., Sr. Notes, 9.375%, 5/1/12	6,050	6,458,375
TFM SA de C.V., Sr. Notes, 12.50%, 6/15/12	1,830	2,022,150
		$9,633,013
Restaurants — 0.5%
EPL Finance Corp., Sr. Notes, 11.75%, 11/15/13 (3)	3,020	3,457,900
NPC International, Inc., Sr. Sub. Notes, 9.50%, 5/1/14 (3)	2,480	2,393,200
		$5,851,100
Services — 4.1%
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14 (3)	3,235	3,259,263
Education Management, LLC, Sr. Sub. Notes, 10.25%, 6/1/16 (3)	4,495	4,562,425
Hertz Corp., Sr. Notes, 8.875%, 1/1/14 (3)	11,255	11,789,613
Hertz Corp., Sr. Sub. Notes, 10.50%, 1/1/16 (3)	875	955,938
Hydrochem Industrial Services, Inc., Sr. Sub Notes, 9.25%, 2/15/13 (3)	1,220	1,198,650
Knowledge Learning Center, Sr. Sub. Notes, 7.75%, 2/1/15 (3)	2,545	2,354,125
Muzak, LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09	2,640	2,283,600
Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B, 9.875%, 8/15/11	5,555	5,804,975
Safety Products Holdings, Inc., Sr. Notes (PIK), 11.75%, 1/1/12 (3)(4)	4,410	4,521,540
United Rentals North America, Inc., 6.50%, 2/15/12	400	380,000
United Rentals North America, Inc., Sr. Sub. Notes, 7.00%, 2/15/14	7,900	7,268,000
		$44,378,129

7

Steel — 0.8%
Ispat Inland ULC, Sr. Notes, 9.75%, 4/1/14	$2,915	$3,240,087
RathGibson, Inc., Sr. Notes, 11.25%, 2/15/14 (3)	5,020	5,220,800
		$8,460,887
Super Retail — 3.1%
Autonation, Inc., Variable Rate, 7.507%, 4/15/13 (3)	1,595	1,618,925
GameStop Corp., 8.00%, 10/1/12	15,065	15,366,300
GameStop Corp., Variable Rate, 9.383%, 10/1/11	4,515	4,729,463
General Nutrition Centers, Inc., 8.625%, 1/15/11	1,150	1,152,875
Neiman Marcus Group, Inc., 9.00%, 10/15/15	5,790	6,130,163
Neiman Marcus Group, Inc., 10.375%, 10/15/15	3,700	3,945,125
		$32,942,851
Technology — 2.6%
Activant Solutions, Inc., 9.50%, 5/1/16 (3)	1,130	1,073,500
Avago Technologies Finance, Sr. Notes, 10.125%, 12/1/13 (3)	1,555	1,640,525
CPI Holdco, Inc., Sr. Notes, Variable Rate, 10.561%, 2/1/15	1,545	1,606,800
Sungard Data Systems, Inc., 9.125%, 8/15/13	5,060	5,192,825
Sungard Data Systems, Inc., 10.25%, 8/15/15	3,610	3,677,688
Sungard Data Systems, Inc., Variable Rate, 9.431%, 8/15/13	1,170	1,222,650
UGS Corp., 10.00%, 6/1/12	12,660	13,688,625
		$28,102,613
Telecommunications — 9.0%
AirGate PCS, Inc., Variable Rate, 9.257%, 10/15/11	1,350	1,387,125
Alamosa Delaware, Inc., Sr. Notes, 11.00%, 7/31/10	7,270	7,978,825
Centennial Cellular Operating Co./Centennial Communication Corp., Sr. Notes, 10.125%, 6/15/13	4,105	4,351,300
Digicel Ltd., Sr. Notes, 9.25%, 9/1/12 (3)	2,600	2,723,500
Intelsat Bermuda Ltd., 9.25%, 6/15/16 (3)	3,770	3,873,675
Intelsat Bermuda Ltd., Sr. Notes, 11.25%, 6/15/16 (3)	6,185	6,277,775
Intelsat Bermuda Ltd., Sr. Notes, Variable Rate, 10.484%, 1/15/12	7,410	7,558,200
Intelsat Ltd., Sr. Notes, 5.25%, 11/1/08	15,905	14,990,463
IWO Holdings, Inc., 14.00%, 1/15/11 (2)	7,490	0
IWO Holdings, Inc., Variable Rate, 9.257%, 1/15/12	675	700,313
LCI International, Inc., Sr. Notes, 7.25%, 6/15/07	125	125,938
New Skies Satellites NV, Sr. Notes, Variable Rate, 10.414%, 11/1/11	3,265	3,387,438
New Skies Satellites NV, Sr. Sub. Notes, 9.125%, 11/1/12	6,015	6,436,050
Qwest Capital Funding, Inc., 7.00%, 8/3/09	1,265	1,261,838
Qwest Communications International, Inc., 7.50%, 2/15/14	7,810	7,692,850
Qwest Communications International, Inc., Sr. Notes, 7.50%, 11/1/08	710	711,775
Qwest Corp., Sr. Notes, 7.625%, 6/15/15	2,510	2,563,338
Qwest Corp., Sr. Notes, Variable Rate, 8.579%, 6/15/13	685	736,375
Rogers Wireless, Inc., Sr. Sub. Notes, 8.00%, 12/15/12	380	393,300

8

Rogers Wireless, Inc., Variable Rate, 8.454%, 12/15/10	$3,870	$3,986,100
Telemig Celular SA/Amazonia Celular SA, 8.75%, 1/20/09 (3)	2,030	2,116,275
U.S. West Communications, Debs., 7.20%, 11/10/26	585	546,975
UbiquiTel Operating Co., Sr. Notes, 9.875%, 3/1/11	5,915	6,462,138
Windstream Corp., Sr. Notes, 8.125%, 8/1/13 (3)	3,325	3,474,625
Windstream Corp., Sr. Notes, 8.625%, 8/1/16 (3)	6,645	6,944,025
		$96,680,216
Textiles/Apparel — 3.7%
Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	2,245	2,188,875
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	1,110	1,143,300
Levi Strauss & Co., Sr. Notes, 12.25%, 12/15/12	11,260	12,667,500
Levi Strauss & Co., Sr. Notes, Variable Rate, 10.258%, 4/1/12	5,320	5,479,600
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	8,555	8,640,550
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	3,325	3,275,125
Phillips Van-Heusen, Sr. Notes, 7.25%, 2/15/11	1,350	1,346,625
Phillips Van-Heusen, Sr. Notes, 8.125%, 5/1/13	3,615	3,723,450
Quiksilver, Inc., 6.875%, 4/15/15	470	437,100
Russell Corp., 9.25%, 5/1/10	1,155	1,212,750
		$40,114,875
Transportation Ex Air/Rail — 0.4%
H-Lines Finance Holding Corp., Sr. Disc. Notes, 11.00%, (0.00% until 2008) 4/1/13	1,785	1,557,413
Horizon Lines, LLC, 9.00%, 11/1/12	2,837	2,900,833
		$4,458,246
Utilities — 2.6%
AES Corp., Sr. Notes, 8.75%, 5/15/13 (3)	2,030	2,182,250
AES Corp., Sr. Notes, 8.875%, 2/15/11	457	484,420
AES Corp., Sr. Notes, 9.00%, 5/15/15 (3)	1,585	1,711,800
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,434	2,654,637
Dynegy Holdings, Inc., 8.375%, 5/1/16 (3)	2,320	2,291,000
Dynegy Holdings, Inc., Debs., 7.625%, 10/15/26	3,205	2,820,400
Mission Energy Holding Co., 13.50%, 7/15/08	3,895	4,372,138
NRG Energy, Inc., 7.25%, 2/1/14	1,550	1,520,938
NRG Energy, Inc., Sr. Notes, 7.375%, 2/1/16	2,145	2,102,100
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	6,490	7,447,275
		$27,586,958
Total Corporate Bonds & Notes (identified cost $930,649,784)		$945,829,468

9

Convertible Bonds — 0.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.3%
L-3 Communications Corp., 3.00%, 8/1/35 (3)	$3,890	$3,821,925
		$3,821,925
Broadcasting — 0.4%
Sinclair Broadcast Group, Inc., 4.875%, 7/15/18	1,275	1,134,750
XM Satellite Radio Holdings, Inc., 1.75%, 12/1/09	1,185	919,856
XM Satellite Radio, Inc., 1.75%, 12/1/09 (3)	2,450	1,901,812
		$3,956,418
Gaming — 0.2%
Kerzner International Ltd., 2.375%, 4/15/24 (3)	1,570	2,168,563
		$2,168,563
Total Convertible Bonds (identified cost, $10,323,600)		$9,946,906

Common Stocks — 1.3%

Security	Shares	Value
Gaming — 0.7%
Shreveport Gaming Holdings, Inc. (4)(5)	6,014	$107,350
Trump Entertainment Resorts, Inc. (5)	409,960	7,473,571
		$7,580,921
Healthcare — 0.1%
Triad Hospitals, Inc. (5)	38,152	$1,486,784
		$1,486,784
Leisure — 0.0%
HRP, Class B (4)	2,375	24
		$24
Restaurants — 0.0%
New World Restaurant Group, Inc.	1,218	5,755
		$5,755
Utilities — 0.5%
Mirant Corp. (5)	191,920	5,094,516
		$5,094,516
Total Common Stocks (identified cost $11,424,972)		$14,168,000

10

Convertible Preferred Stocks — 1.4%

Energy — 0.7%
Chesapeake Energy Corp., 4.50%	61,160	$5,975,332
Chesapeake Energy Corp., 5.00% (3)	14,401	1,544,507
		$7,519,839
Telecommunications — 0.7%
Crown Castle International Corp., (PIK)	138,027	7,746,766
		$7,746,766
Total Convertible Preferred Stocks (identified cost $13,591,829)		$15,266,605

Miscellaneous — 0.0%

Utilities — 0.0%
Mirant Corp., Escrow Certificate (3)(4)	1,440,000	$21,600
Mirant Corp., Escrow Certificate (4)	3,200,000	48,000
		$69,600
Total Miscellaneous (identified cost $0)		$69,600

Warrants — 0.3%

Cable/Satellite TV — 0.1%
Ono Finance PLC, Exp. 3/16/11 (3)(4)(5)	3,370	$232,530
Ono Finance PLC, Exp. 5/31/09 (4)(5)	9,690	295,545
Ono Finance PLC, Exp. 5/31/09 (4)(5)	EUR 3,390	114,643
		$642,718
Consumer Products — 0.0%
HF Holdings, Inc., Exp. 9/27/09 (4)(5)	13,600	0
		$0
Gaming — 0.0%
Peninsula Gaming LLC, Convertible Preferred Membership Interests (4)(5)(6)	25,351	152,107
		$152,107
Technology — 0.0%
Asat Finance, Exp. 11/1/06 (3)(4)(5)	5,660	57
		$57

11

Telecommunications — 0.2%
American Tower Corp., Exp. 8/1/08 (3)(5)	5,070	$2,422,993
		$2,422,993
Total Warrants (identified cost $1,070,114)		$3,217,875

Short-Term Investments — 2.7%

	Principal
	Amount
Security	(000’s omitted)	Value
General Electric Capital Corp. Commercial Paper, 5.30%, 8/1/06	$27,422	$27,422,000
Investors Bank and Trust Company Time Deposit, 5.31%, 8/1/06	1,500	1,500,000
Total Short-Term Investments (at amortized cost, $28,922,000)		$28,922,000
Total Investments — 98.0% (identified cost $1,032,545,574)		$1,053,848,934
Other Assets, Less Liabilities — 2.0%		$21,323,033
Net Assets—100.0%		$1,075,171,967

EUR	—	Euro
PIK	—	Payment In Kind.
(1)

Senior floating-rate loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial banks.

(2)		Defaulted security.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the aggregate value of the securities is $236,116,363 or 22.0% of the Fund’s net assets.

(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)		Non-income producing security.
(6)		Restricted security.

12

A summary of financial instruments at July 31, 2006 is as follows:

Credit Default Swaps

			Net Unrealized
Notional	Expiration		Appreciation
Amount	Date	Description	(Depreciation)
19,000,000 USD	6/20/2011	Agreement with JP Morgan Chase Bank dated 3/28/2006 to pay 3.00% per year times the notional amount. In exchange for that periodic payment, upon a default event by an entity contained in the Dow Jones CDX.NA.HY.B.6 Index, JP Morgan Chase Bank agrees to pay the Portfolio $9,500,000 with respect to each defaulting entity. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the defaulting entity contained in the Dow Jones CDX.NA.HY.B.6 Index to JP Morgan Chase Bank.	$68,044
1,900,000 USD	6/20/2013	Agreement with JP Morgan Chase Bank dated 6/8/2006 to pay 2.32% per year times the notional amount. In exchange for that periodic payment, upon a default event by Jones Apparel Group, Inc., JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Jones Apparel Group, Inc. to JP Morgan Chase Bank.	$(41,189)
1,900,000 USD	6/20/2013	Agreement with Morgan Stanley Capital Services, Inc. dated 6/7/2006 to pay 2.35% per year times the notional amount. In exchange for that periodic payment, upon a default event by Jones Apparel Group, Inc., Morgan Stanley Capital Services, Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Jones Apparel Group, Inc. to Morgan Stanley Capital Services Inc.	$(44,180)

At July 31, 2006, the Portfolio had sufficient cash and/or securities to cover potential obligations arising from open swap contracts.

13

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,035,759,926
Gross unrealized appreciation	$35,607,648
Gross unrealized depreciation	(17,518,640)
Net unrealized appreciation	$18,089,008

Restricted Securities

At July 31, 2006, the Portfolio owned the following security (representing less than 0.1% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to this security. The fair value of this security is determined based on valuations provided by brokers when available, or if not available, it is valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Face	Cost	Fair Value
Warrants
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/08/99	25,351	$ 0(1)	$152,107

(1)          Less than $0.50.

14

Eaton Vance International Equity Fund as of July 31, 2006 (Unaudited)

Eaton Vance International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2006, the value of the Fund’s investment in the Portfolio was $537,865 and the Fund owned approximately 84.3% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

International Equity Portfolio                                                                                                                as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Airlines — 1.2%
Gol Linhas Aereas Inteligentes SA ADR	230	$7,365
		$7,365
Automobiles — 2.4%
Honda Motor Co., Ltd. ADR	280	9,226
Toyota Motor Corp. ADR	60	6,313
		$15,539
Beverages — 4.8%
Diageo PLC ADR	250	17,580
Fomento Economico Mexicano SA de CV ADR	150	13,170
		$30,750
Capital Markets — 3.0%
UBS AG	350	19,040
		$19,040
Commercial Banks — 17.9%
Australia and New Zealand Banking Group, Ltd ADR	60	5,790
Banco Santander Central Hispano SA ADR	1,300	19,565
Barclays PLC ADR	400	18,924
Commerzbank AG ADR	360	12,652
DBS Group Holdings, Ltd. ADR	300	13,778
HSBC Holdings PLC ADR	190	17,282
Mitsubishi UFJ Financial Group, Inc. ADR	1,900	26,505
		$114,496
Communications Equipment — 1.9%
Nokia Oyj ADR	600	11,910
		$11,910
Consumer Finance — 3.1%
Orix Corp. ADR	150	19,470
		$19,470
Diversified Financial Services — 2.6%
ING Groep NV ADR	410	16,605
		$16,605
Diversified Telecommunication Services — 4.0%
BT Group PLC ADR	420	18,656
Philippine Long Distance Telephone Co. ADR	180	7,054
		$25,710

1

Electric Utilities — 5.9%
Endesa SA ADR	350	$11,928
Enel SPA ADR	150	6,643
RWE AG ADR	220	19,274
		$37,845
Energy Equipment & Services — 3.4%
Acergy SA ADR (1)	850	14,595
Tenaris SA ADR	175	6,811
		$21,406
Food & Staples Retailing — 2.9%
AEON Co., Ltd. ADR	790	18,467
		$18,467
Food Products — 2.3%
Nestle SA ADR	180	14,737
		$14,737
Household Durables — 1.0%
Sekisui House, Ltd. ADR	470	6,670
		$6,670
Industrial Conglomerates — 3.7%
Keppel Corp., Ltd. ADR	1,200	23,294
		$23,294
Insurance — 2.7%
AXA SA ADR	510	17,539
		$17,539
Machinery — 1.6%
Komatsu, Ltd. ADR	125	10,071
		$10,071
Metals & Mining — 5.4%
Anglo American PLC ADR	400	8,424
Companhia Vale do Rio Doce ADR	300	5,970
Rio Tinto PLC ADR	95	19,845
		$34,239
Office Electronics — 3.1%
Canon, Inc. ADR	275	19,822
		$19,822
Oil, Gas & Consumable Fuels — 11.1%
EnCana Corp.	145	7,839
Norsk Hydro ASA ADR	470	13,583
Petroleo Brasileiro SA ADR	155	12,840

2

Statoil ASA ADR	400	$11,956
Total SA ADR	360	24,563
		$70,781
Pharmaceuticals — 6.3%
Novartis AG ADR	340	19,115
Roche Holding AG ADR	240	21,342
		$40,457
Real Estate Management & Development — 1.0%
Sun Hung Kai Properties, Ltd. ADR	600	6,308
		$6,308
Road & Rail — 0.9%
Canadian Pacific Railway, Ltd.	120	5,744
		$5,744
Tobacco — 1.7%
British American Tobacco PLC ADR	200	10,762
		$10,762
Trading Companies & Distributors — 3.2%
Mitsubishi Corp. ADR	500	20,536
		$20,536
Wireless Telecommunication Services — 2.1%
China Mobile, Ltd. ADR	240	7,759
Vodafone Group PLC ADR	263	5,691
		$13,450
Total Common Stocks (identified cost $621,352)		$633,013

Investment Funds — 0.9%

Security	Shares	Value
Central Europe and Russia Fund, Inc.	120	$5,738
		$5,738
Total Investment Funds (identified cost $5,695)		$5,738
Total Investments — 100.1% (identified cost $627,047)		$638,751
Other Assets, Less Liabilities — (0.1)%		$(766)
Net Assets — 100.0%		$637,985

ADR	—	American Depository Receipt
(1)		Non-income producing security.

3

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
Japan	21.5%	$137,080
United Kingdom	18.4%	117,164
Switzerland	11.6%	74,234
France	6.6%	42,102
Norway	6.3%	40,134
Singapore	5.8%	37,072
Germany	5.0%	31,926
Spain	4.9%	31,493
Brazil	4.1%	26,175
Netherlands	2.6%	16,605
Hong Kong	2.2%	14,067
Canada	2.1%	13,583
Mexico	2.1%	13,170
Finland	1.9%	11,910
Philippines	1.1%	7,054
Argentina	1.1%	6,811
Italy	1.0%	6,643
Australia	0.9%	5,790
Russia	0.9%	5,738
Total Investments	100.1%	$638,751

The Portfolio did not have any open financial instruments at July 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$627,047
Gross unrealized appreciation	$20,711
Gross unrealized depreciation	(9,007)
Net unrealized appreciation	$11,704

4

Eaton Vance Low Duration Fund as of July 31, 2006 (Unaudited)

Eaton Vance Low Duration Fund (the Fund), is a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2006, the Fund owned approximately 99.7% of Investment Portfolio’s outstanding interests and approximately 0.1% of Floating Rate Portfolio’s outstanding interests. The Fund’s Schedules of Investments at July 31, 2006 is set forth below.

Investment	Value	% of Net Assets
Investment Portfolio (identified cost, $39,347,698)	$39,146,661	91.6%
Floating Rate Portfolio (identified cost, $4,025,966)	$4,038,259	9.4%
Total Investments—101.0% (identified cost, $43,373,664)	$43,184,920	101.0%
Other Assets, Less Liabilities	$(427,816)	(1.0)%
Net Assets—100.0%	$42,757,104	100.0%

A copy of each Portfolio’s Form N-Q is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-225-6265.

Investment Portfolio                                                                                                                                 as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 92.4%

	Principal
	Amount
Security	(000’s omitted)	Value
FHLMC:
4.854%, with various maturities to 2037 (1)	$1,579	$1,595,429
4.924%, with maturity at 2022 (1)	1,160	1,172,104
8.00%, with various maturities to 2025	2,108	2,204,191
9.25%, with maturity at 2017	250	257,359
		$5,229,083
FNMA:
4.622%, with maturity at 2018 (1)	257	256,761
4.874%, with various maturities to 2035 (1)	2,956	2,964,240
4.958%, with maturity at 2036 (1)	1,440	1,444,139
4.974%, with maturity at 2036 (1)	1,637	1,641,871
5.009%, with maturity at 2027 (1)	2,144	2,149,130
6.321%, with maturity at 2032 (1)	1,483	1,527,182
8.00%, with maturity at 2023	495	530,065
9.00%, with maturity at 2011	1,005	1,034,468
9.50%, with various maturities to 2022	2,958	3,182,938
9.557%, with maturity at 2018	1,402	1,553,860
		$16,284,654
GNMA:
5.125%, with various maturities to 2027 (1)	2,541	2,554,069
8.25%, with maturity at 2020	732	787,490
9.00%, with maturity at 2017	989	1,083,861
		$4,425,420
Collateralized Mortgage Obligations:
FHLMC, Series 1543, Class VN, 7.00%, due 2023	2,150	2,242,163
FHLMC, Series 1644, Class OE, 6.225%, due 2023 (2)	397	405,591
FHLMC, Series 1694, Class PQ, 6.50%, due 2023	375	375,398
FHLMC, Series 2132, Class FB, 6.296%, due 2029 (2)	1,437	1,468,825
FHLMC, Series 2791, Class FI, 5.719%, due 2031 (2)	853	852,144
FNMA, Series 1993-140, Class J, 6.65%, due 2013	2,000	2,013,259
FNMA, Series 1993-250, Class Z, 7.00%, due 2023	1,113	1,141,447
FNMA, Series 2001-4, Class GA, 10.279%, due 2025 (2)	747	828,065
FNMA, Series G93-17, Class FA, 6.344%, due 2023	517	531,457
FNMA, Series G97-4, Class FA, 6.175%, due 2027 (2)	468	476,227
		$10,334,576
Total Mortgage Pass-Throughs (identified cost $36,474,893)		$36,273,733

1

Short-Term Investments — 7.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 5.31%, 8/1/06	$2,760	$2,760,000
Total Short-Term Investments (at amortized cost, $2,760,000)		$2,760,000
Total Investments — 99.4% (identified cost $39,234,893)		$39,033,733
Other Assets, Less Liabilities — 0.6%		$220,425
Net Assets — 100.0%		$39,254,158

FHLMC	—	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	—	Federal National Mortgage Association (Fannie Mae)
GNMA	—	Government National Mortgage Association (Ginnie Mae)
(1)		Adjustable rate mortgage.
(2)		Floating-rate secuirty

The Portfolio did not have any open financial instruments at July 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$39,494,522
Gross unrealized appreciation	$57,944
Gross unrealized depreciation	(518,733)
Net unrealized depreciation	$(460,789)

2

Eaton Vance Strategic Income Fund as of July 31, 2006 (Unaudited)

Eaton Vance Strategic Income Fund (the Fund), is a non-diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. In so doing, the Fund invests primarily (over 50% of net assets) in Strategic Income Portfolio. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2006, the Fund owned approximately 90.1% of Strategic Income Portfolio’s outstanding interests, approximately 6.1% of High Income Portfolio’s outstanding interests and approximately 3.1% of Floating Rate Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2006 is set forth below followed by the Schedule of Investments of Strategic Income Portfolio.

Investment	Value	% of Net Assets
Strategic Income Portfolio (identified cost, $463,899,941)	$453,510,069	60.8%
High Income Portfolio (identified cost, $64,550,141)	$65,724,466	8.8%
Floating Rate Portfolio (identified cost, $231,243,716)	$231,313,658	31.0%
Total Investments (identified cost, $759,693,798)	$750,548,193	100.6%
Other Assets, Less Liabilities	$(4,170,826)	(0.6)%
Net Assets	$746,377,367	100.0%

Strategic Income Portfolio                                                                                                                     as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Bonds & Notes — 77.2%

Security		Principal	U.S. $ Value
Brazil — 0.6%
Republic of Brazil, 12.50%, 1/5/16	BRL	6,870,000	$3,176,028
Total Brazil (identified cost $2,813,351)			$3,176,028
Chile — 0.6%
JP Morgan Chilean Inflation Linked Note, 7.433%, 11/17/15 (1)		3,000,000	3,017,400
Total Chile (identified cost $3,000,000)			$3,017,400
Colombia — 2.8%
Republic of Colombia, 11.75%, 3/1/10	COP	31,990,000,000	14,204,888
Total Colombia (identified cost $15,330,866)			$14,204,888
Egypt — 2.7%
Egyptian Treasury Bill, 0.00%, 8/1/06	EGP	16,800,000	2,924,918
Egyptian Treasury Bill, 0.00%, 9/5/06	EGP	16,000,000	2,763,240
Egyptian Treasury Bill, 0.00%, 10/10/06	EGP	17,075,000	2,924,533
Egyptian Treasury Bill, 0.00%, 12/5/06	EGP	16,000,000	2,704,421
Egyptian Treasury Bill, 0.00%, 2/27/07	EGP	15,410,000	2,554,015
Total Egypt (identified cost $13,905,718)			$13,871,127
Indonesia — 3.7%
APP Finance VI, 0.00%, 11/18/12 (2)(3)(4)		4,000,000	90,000
APP Finance VII, 3.50%, 4/30/03 (2)(3)(4)		2,000,000	67,500
DGS International Finance, 10.00%, 6/1/07 (2)(4)		2,000,000	35,000
Indah Kiat International Finance, 12.50%, 6/15/06 (2)(4)		1,000,000	472,500
Indonesia Recapital, 14.00%, 6/15/09	IDR	76,000,000,000	8,877,803
Republic of Indonesia, 12.00%, 9/15/11	IDR	80,000,000,000	8,879,880
Total Indonesia (identified cost $24,098,824)			$18,422,683
Philippines — 0.2%
Bayan Telecommunications, 13.50%, 7/15/06 (2)(4)(5)		2,000,000	950,000
Total Philippines (identified cost $1,988,331)			$950,000
United States — 66.6%
Corporate Bonds & Notes — 0.6%
Baltimore Gas and Electric, 6.73%, 6/12/12		400,000	415,456
BellSouth Capital Funding, 6.04%, 11/15/26		300,000	300,315

1

Coca-Cola Enterprise, 7.00%, 10/1/26	375,000	$408,749
Eaton Corp., 8.875%, 6/15/19	500,000	622,151
Ingersoll-Rand Co., 6.48%, 6/1/25	1,050,000	1,099,613
Total Corporate Bonds & Notes (identified cost, $2,608,742)		$2,846,284
Collateralized Mortgage Obligations — 8.9%
Federal Home Loan Mortgage Corp., Series 1548, Class Z, 7.00%, 7/15/23	1,045,194	1,073,082
Federal Home Loan Mortgage Corp., Series 1817, Class Z, 6.50%, 2/15/26	888,899	907,155
Federal Home Loan Mortgage Corp., Series 1927, Class ZA, 6.50%, 1/15/27	3,412,182	3,484,761
Federal Home Loan Mortgage Corp., Series 4, Class D, 8.00%, 12/25/22	792,074	812,871
Federal National Mortgage Association, Series 1992-180, Class F, 6.56%, 10/25/22 (6)	3,588,521	3,698,947
Federal National Mortgage Association, Series 1993-104, Class ZB, 6.50%, 7/25/23	1,119,370	1,140,350
Federal National Mortgage Association, Series 1993-141, Class Z, 7.00%, 8/25/23	2,610,205	2,699,279
Federal National Mortgage Association, Series 1993-16, Class Z, 7.50%, 2/25/23	3,549,378	3,734,515
Federal National Mortgage Association, Series 1993-79, Class PL, 7.00%, 6/25/23	2,389,684	2,466,123
Federal National Mortgage Association, Series 1994-63, Class PJ, 7.00%, 12/25/23	5,395,745	5,427,082
Federal National Mortgage Association, Series 1994-79, Class Z, 7.00%, 4/25/24	3,122,062	3,229,619
Federal National Mortgage Association, Series 1994-89, Class ZQ, 8.00%, 7/25/24	2,026,574	2,149,910
Federal National Mortgage Association, Series 1996-35, Class Z, 7.00%, 7/25/26	784,820	813,886
Federal National Mortgage Association, Series 2000-49, Class A, 8.00%, 3/18/27	2,593,520	2,735,350
Federal National Mortgage Association, Series 2001-37, Class GA, 8.00%, 7/25/16	675,605	702,616
Federal National Mortgage Association, Series G93-1, Class K, 6.675%, 1/25/23	3,825,303	3,933,662
Government National Mortgage Association, Series 2001-35, Class K, 6.45%, 10/26/23	862,026	877,106
Government National Mortgage Association, Series 2002-48, Class OC, 6.00%, 9/16/30	5,000,000	5,023,531
Total Collateralized Mortgage Obligations (identified cost, $46,322,424)		$44,909,845

2

Mortgage Pass-Throughs — 55.7%
Federal Home Loan Mortgage Corp.:
5.05% with maturity at 2023 (7)	1,994,563	$1,993,263
6.00% with maturity at 2024	7,786,326	7,858,412
6.50% with various maturities to 2024	5,452,674	5,590,318
7.00% with various maturities to 2024	3,628,675	3,780,055
7.31% with maturity at 2026	793,861	831,651
7.50% with various maturities to 2026	8,089,446	8,551,494
7.95% with maturity at 2022	930,744	995,606
8.00% with various maturities to 2021	267,706	278,275
8.15% with maturity at 2021	684,626	691,586
8.30% with maturity at 2021	557,616	601,485
8.47% with maturity at 2018	483,276	520,816
8.50% with various maturities to 2028	3,472,981	3,775,731
9.00% with various maturities to 2027	2,081,959	2,285,273
9.25% with various maturities to 2016	267,761	274,386
9.50% with various maturities to 2027	738,441	818,165
9.75% with various maturities to 2020	73,444	78,225
10.50% with maturity at 2021	1,173,430	1,330,304
11.00% with maturity at 2016	1,860,542	2,099,626
13.25% with maturity at 2013	4,202	4,706
		$42,359,377
Federal National Mortgage Association:
4.854% with various maturities to 2033 (7)	45,580,915	45,692,869
4.874% with various maturities to 2035 (7)	93,355,200	93,723,825
4.916% with maturity at 2035 (7)	13,498,421	13,537,247
4.981% with maturity at 2022 (7)	4,979,416	4,982,064
5.024% with maturity at 2025 (7)	3,359,503	3,376,214
5.224% with maturity at 2024 (7)	3,037,719	3,032,159
5.331% with maturity at 2023 (7)	676,104	678,799
6.228% with maturity at 2028 (7)	997,425	1,032,972
6.321% with maturity at 2032 (7)	9,672,593	9,959,882
6.50% with various maturities to 2028	7,685,217	7,862,816
7.00% with various maturities to 2024	1,892,370	1,961,876
7.50% with various maturities to 2026	11,957,854	12,452,350
8.00% with various maturities to 2028	13,803,061	14,736,536
8.50% with various maturities to 2026	379,737	396,327
8.91% with maturity at 2010	181,628	188,065
9.00% with various maturities to 2024	1,380,807	1,489,769
9.03% with maturity at 2028	2,123,128	2,315,929
9.50% with various maturities to 2030	2,992,320	3,317,353
		$220,737,052
Government National Mortgage Association:
7.00% with various maturities to 2024	3,586,002	3,737,296
7.50% with various maturities to 2028	4,494,948	4,754,080

3

7.75% with maturity at 2019	48,243	$51,291
8.00% with various maturities to 2023	1,749,823	1,876,830
8.30% with various maturities to 2020	453,656	487,733
8.50% with various maturities to 2021	338,162	364,146
9.00% with various maturities to 2025	1,309,702	1,436,488
9.50% with various maturities to 2026	3,991,381	4,466,462
		$17,174,326
Total Mortgage Pass-Throughs (identified cost, $282,032,479)		$280,270,755
Auction Rate Certificates — 1.0%
Colorado Educational and Cultural Facilities Authority, (The Nature Conservancy), Variable Rate Demand Note, 5.37%, 7/1/32 (7)	2,425,000	2,425,000
Colorado Educational and Cultural Facilities Authority, (The Nature Conservancy), Variable Rate Demand Note, 5.40%, 7/1/33 (7)	2,925,000	2,925,000
Total Auction Rate Certificates (identified cost, $5,350,000)		$5,350,000
U.S. Treasury Obligations — 0.4%
United States Treasury Bond, 7.875%, 2/15/21 (8) -(identified cost, $1,817,656)	1,500,000	1,912,502
Total United States (identified cost $338,131,301)		$335,289,386
Total Bonds & Notes (identified cost, $399,268,391)		$388,931,512

Common Stocks — 0.1%

Security	Shares	Value
Indonesia — 0.1%
Business Services — 0.1%
APP China (2)	8,155	$326,200
		$326,200
Total Indonesia (identified cost $1,522,635)		$326,200
Total Common Stocks (identified cost $1,522,635)		$326,200

4

Short-Term Investments — 22.4%

Security	Principal	Value
Asset One Securitization, LLC, Commercial Paper, 5.30%, 8/8/06	13,000,000	$12,986,603
Autobahn Funding Co., LLC, Commercial Paper, 5.31%, 8/4/06	20,000,000	19,991,150
Giro Balanced Funding Corp., Commercial Paper, 5.34%, 8/15/06	16,000,000	15,966,773
Investors Bank and Trust Company Time Deposit, 5.31%, 8/1/06	18,971,109	18,971,109
La Fayette Asset Securitization, LLC, Commercial Paper, 5.31%, 8/10/06	20,000,000	19,973,450
Manhattan Asset Funding Co., Commercial Paper, 5.35%, 8/16/06	25,000,000	24,944,271
Total Short-Term Investments (at amortized cost, $112,833,356)		$112,833,356

Call Options Purchased — 0.3%

	Principal
	Amount
Security	(000’s omitted)	Value
Kospi 200 Index, Expires 3/12/07, Strike Price 143.946	37,083	$1,049,294
Taiwan SE Index, Expires 3/12/07, Strike Price 6808.125	32	287,006
Total Call Options Purchased (at amortized cost, $641,472)		$1,336,300
Total Investments — 100.0% (identified cost $514,265,854)		$503,427,368
Other Assets, Less Liabilities — (0.0)%		$(30,421)
Net Assets — 100.0%		$503,396,947

BRL	—	Brazilian Real
COP	—	Colombian Peso
EGP	—	Egyptian Pound
IDR	—	Indonesian Rupiah
(1)		Security pays 3.8% coupon and accrues principle based on annual increases in the Chilean UF Rate, for an effective yield of 7.43%.
(2)		Non-income producing security.
(3)		Convertible bond.
(4)		Defaulted security.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the aggregate value of the securities is $950,000 or 0.2% of the net assets.

(6)		Floating-Rate.
(7)		Adjustable rate securities. Rates shown are the rates at period end.
(8)		Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

5

A summary of financial instruments at July 31, 2006 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date(s)	Deliver	In Exchange For	(Depreciation)
08/02/06	Brazilian Real 12,800,000	United States Dollar 5,855,444	$(30,967)
08/08/06	Canadian Dollar 8,500,000	United States Dollar 7,430,070	(92,043)
08/17/06	Euro 4,000,000	United States Dollar 5,082,624	(26,971)
08/09/06	Japanese Yen 1,463,000,000	United States Dollar 12,627,145	(169,887)
08/01/06	Turkish Lira 19,223,000	United States Dollar 12,901,342	51,743
08/07/06	South African Rand 28,000,000	United States Dollar 4,061,046	24,078
			$(244,047)

Purchases

			Net Unrealized
Settlement			Appreciation
Date(s)	In Exchange For	Deliver	(Depreciation)
08/02/06	Brazilian Real 12,800,000	United States Dollar 5,755,137	$131,274
09/05/06	Brazilian Real 12,800,000	United States Dollar 5,808,677	29,407
08/14/06	Chilean Peso 4,300,000,000	United States Dollar 7,976,997	(9,021)
08/07/06	Indonesian Rupiah 75,000,000,000	United States Dollar 8,180,628	80,488
08/04/06	Icelandic Kroner 773,754,000	Euro 8,239,314	108,606
08/11/06	Icelandic Kroner 760,296,000	Euro 8,262,740	(124,327)
08/07/06	Japanese Yen 476,000,000	United States Dollar 4,153,578	8,889
08/07/06	Korean Won 26,857,000,000	United States Dollar 28,244,660	(138,853)
08/28/06	Kazakhstan Tenge 83,300,000	United States Dollar 705,932	(1,232)
08/14/06	Mexican Peso 86,070,000	United States Dollar 7,824,545	65,500
08/14/06	Malaysian Ringgit 56,200,000	United States Dollar 15,381,247	(5,842)

6

08/22/06	Malaysian Ringgit 52,900,000	United States Dollar 14,399,260	$79,424
08/25/06	Malaysian Ringgit 27,000,000	United States Dollar 7,335,760	55,285
08/04/06	Philippines Peso 563,800,000	United States Dollar 10,745,597	207,518
08/22/06	Philippines Peso 562,000,000	United States Dollar 10,715,375	195,252
08/10/06	Romanian Leu 17,700,000	Euro 4,903,183	108,798
08/17/06	Romanian Leu 14,452,000	United States Dollar 5,115,571	81,192
08/18/06	Romanian Leu 21,200,000	Euro 5,891,999	95,562
10/27/06	Romanian Leu 27,425,000	Euro 7,432,249	264,350
08/04/06	Singapore Dollar 12,300,000	United States Dollar 7,716,921	86,352
08/01/06	Turkish Lira 19,223,000	United States Dollar 12,897,014	(47,415)
08/15/06	Turkish Lira 19,223,000	United States Dollar 12,841,015	(51,914)
			$1,219,293

Futures Contracts

Expiration			Aggregate		Net Unrealized Appreciation
Date(s)	Contracts	Position	Cost	Value	(Depreciation)
07/06	35 30 Day Federal Funds	Long	$13,824,648	$13,821,001	$(3,647)
09/06	80 Nikkei 225	Long	6,092,000	6,174,000	82,000
09/06	46 Japan 10 Year Bond	Short	(53,040,416)	(53,052,650)	(12,234)
					$66,119

Descriptions of the underlying instruments to Futures Contracts:

30 Day Federal Funds: The 30 Day Federal funds are short-term loans, mostly overnight, exchanged between banks that have reserve accounts in the Federal Reserve System. The Federal Reserve is not the source of these funds, but its regional banks provide the infrastructure for this market. Nikkei 225: The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange. Japan 10 Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

At July 31, 2006, the Portfolio had sufficient cash and/or securities to cover potential obligations arising from open futures and forward contracts, as well as margin requirements on open futures contracts.

At July 31, 2006, the Portfolio had entered into an interest rate swap with JPMorgan Chase Bank N.A. whereby the Portfolio makes a payment every 28 days at a rate equal to the MXN-TIIE-BANXICO on the notional amount of $91,000,000 MXN. In exchange, the Portfolio receives payments every 28 days at a

7

fixed rate equal to 9.870% on the same notional amount. The effective date of the interest rate swap is June 8, 2006. The value of the contract, which terminates May 26, 2016, is recorded as a receivable for open swap contracts of $404,759, on July 31, 2016.

Credit Default Swaps

			Net Unrealized
Notional	Expiration		Appreciation
Amount	Date	Description	(Depreciation)
4,000,000 USD	4/6/2009	Agreement with JP Morgan Chase Bank dated 4/6/2004 to pay 3.60% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to JP Morgan Chase Bank.	$(206,578)
10,000,000 USD	4/20/2010	Agreement with JP Morgan Chase Bank dated 4/1/2005 to pay 3.16% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to JP Morgan Chase Bank.	(423,456)
5,000,000 USD	6/20/2011	Agreement with JP Morgan Chase Bank dated 4/26/2006 to pay 1.88% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of the Philippines, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of the Philippines to JP Morgan Chase Bank.	(16,436)
5,000,000 USD	9/20/2011	Agreement with JP Morgan Chase Bank dated 7/21/2006 to pay 2.09% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of Indonesia, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of Indonesia to JP Morgan Chase Bank	(63,828)

8

5,000,000 USD	4/6/2014	Agreement with Morgan Stanley Capital Services Inc. dated 4/6/2004 to pay 4.05% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, Morgan Stanley Capital Services Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to Morgan Stanley Capital Services Inc.	(365,880)
3,000,000 USD	1/29/2009	Agreement with Morgan Stanley Capital Services Inc. dated 1/29/2004 to pay 3.40% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, Morgan Stanley Capital Services Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to Morgan Stanley Capital Services Inc.	(133,555)
50,000,000 USD	6/20/2015	Agreement with Goldman Sachs Capital Markets L.P., dated 6/16/2005 to pay 0.29% per year times the notional amount. In exchange for that periodic payment, upon a default event in Greece, Goldman Sachs Capital Markets L.P. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Greece to Goldman Sachs Capital Markets L.P.	(185,631)
30,000,000 USD	6/20/2020	Agreement with Goldman Sachs Capital Markets L.P., dated 3/23/2005 to pay 0.20% per year times the notional amount. In exchange for that periodic payment, upon a default event in Greece, Goldman Sachs Capital Markets L.P. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Greece to Goldman Sachs Capital Markets L.P.	179,630

9

6,000,000 USD	1/20/2011	Agreement with Barclays Bank, PLC dated 1/18/2006 to pay 0.75% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Arab Republic of Egypt, Barclays Bank, PLC agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Arab Republic of Egypt to Barclays Bank, PLC.	43,844
20,000,000 USD	6/20/2020	Agreement with Credit Suisse First Boston dated 3/23/2005 to pay 0.195% per year times the notional amount. In exchange for that periodic payment, upon a default event in Greece, Credit Suisse First Boston agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Greece to Credit Suisse First Boston.	129,346
5,000,000 USD	6/20/2011	Agreement with Credit Suisse First Boston dated 4/26/2006 to pay 1.88% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of the Philippines, Credit Suisse First Boston agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of the Philippines to Credit Suisse First Boston.	(16,436)
5,000,000 USD	7/20/2011	Agreement with Credit Suisse First Boston dated 7/18/2006 to pay 2.87% per year times the notional amount. In exchange for that periodic payment, upon default event Turkey, Credit Suisse First Boston agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey Credit Suisse First Boston.	(132,870)

10

5,000,000 USD	6/20/2011	Agreement with Citigroup Global Markets, Inc. dated 4/26/2006 to pay 1.88% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of the Philippines, Citigroup Global Markets, Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of the Philippines to Citigroup Global Markets, Inc.	(16,436)
10,000,000 USD	6/20/2011	Agreement with Citigroup Global Markets, Inc. dated 5/16/2006 to pay 1.73% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of the Indonesia, Citigroup Global Markets, Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of Indonesia to Citigroup Global Markets, Inc.	1,159
7,000,000 USD	5/20/2011	Agreement with HSBC Bank USA dated 5/5/2006 to pay 1.30% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of Serbia, HSBC Bank USA agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of Serbia to HSBC Bank USA.	91,091

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$516,657,054
Gross unrealized appreciation	$1,557,729
Gross unrealized depreciation	(14,787,415)
Net unrealized depreciation	$(13,229,686)

The net unrealized appreciation on foreign currency, swaps, forwards and futures contracts at July 31, 2006 on a federal income tax basis was 330,322.

11

Eaton Vance Tax-Managed Dividend Income Fund                                                                          as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 89.6%

Security	Shares	Value
Capital Markets — 3.6%
Goldman Sachs Group, Inc. (The)	100,000	$15,275,000
UBS AG (1)	400,000	21,760,000
		$37,035,000
Commercial Banks — 4.6%
Wachovia Corp.	450,000	24,133,500
Wells Fargo & Co.	325,000	23,510,500
		$47,644,000
Communications Equipment — 1.4%
Nokia Oyj ADR	750,000	14,887,500
		$14,887,500
Computer Peripherals — 1.5%
International Business Machines Corp.	200,000	15,482,000
		$15,482,000
Diversified Financial Services — 7.1%
Bank of America Corp.	500,000	25,765,000
Citigroup, Inc.	500,000	24,155,000
JPMorgan Chase & Co.	500,000	22,810,000
		$72,730,000
Diversified Telecommunication Services — 6.3%
BellSouth Corp.	725,000	28,398,250
Citizens Communications Co.	1,500,000	19,245,000
Verizon Communications, Inc.	500,000	16,910,000
		$64,553,250
Electric Utilities — 9.0%
CEZ AS (1)	225,000	8,248,663
E.ON AG (1)	125,000	15,046,494
Edison International	550,000	22,759,000
FirstEnergy Corp.	450,000	25,200,000
Fortum Oyj (1)	600,000	16,267,748
Iberdrola SA (1)	150,000	5,322,252
		$92,844,157
Electrical Equipment — 1.1%
Emerson Electric Co.	150,000	11,838,000
		$11,838,000
Energy Equipment & Services — 1.1%
GlobalSantaFe Corp. (1)	200,000	10,986,000
		$10,986,000

1

Hotels, Restaurants & Leisure — 1.7%
McDonald’s Corp.	500,000	$17,695,000
		$17,695,000
Household Durables — 0.9%
Stanley Works (The)	200,000	9,074,000
		$9,074,000
Household Products — 2.6%
Kimberly-Clark Corp.	300,000	18,315,000
Kimberly-Clark de Mexico SA de CV (1)	2,250,000	8,460,974
		$26,775,974
Independent Power Producers & Energy Traders — 2.5%
TXU Corp.	400,000	25,692,000
		$25,692,000
Industrial Conglomerates — 2.2%
General Electric Co.	700,000	22,883,000
		$22,883,000
Insurance — 4.1%
Lincoln National Corp.	250,000	14,170,000
St. Paul Travelers Cos., Inc. (The)	400,000	18,320,000
Willis Group Holdings, Ltd. (1)	300,000	9,759,000
		$42,249,000
Metals & Mining — 4.0%
Alcoa, Inc.	300,000	8,985,000
Fording Canadian Coal Trust (1)	300,000	8,640,000
Freeport-McMoRan Copper & Gold, Inc., Class B	250,000	13,640,000
Southern Copper Corp.	100,000	9,650,000
		$40,915,000
Multiline Retail — 1.5%
J.C. Penney Company, Inc.	250,000	15,740,000
		$15,740,000
Multi-Utilities — 2.1%
RWE AG (1)	150,000	13,155,055
Veolia Environnement (1)	150,000	8,158,042
		$21,313,097
Oil, Gas & Consumable Fuels — 13.1%
BP PLC ADR	250,000	18,130,000
ChevronTexaco Corp.	400,000	26,312,000
ConocoPhillips	400,000	27,456,000
Marathon Oil Corp.	275,000	24,926,000

2

Statoil ASA ADR	550,000	$16,439,500
Total SA ADR	325,000	22,174,750
		$135,438,250
Pharmaceuticals — 6.9%
Eli Lilly & Co.	400,000	22,708,000
GlaxoSmithKline PLC ADR	300,000	16,599,000
Johnson & Johnson	400,000	25,020,000
Wyeth	150,000	7,270,500
		$71,597,500
Real Estate Investment Trusts (REITs) — 3.0%
Boston Properties, Inc.	50,000	4,910,000
Equity Residential	200,000	9,302,000
Host Hotels & Resorts, Inc.	400,000	8,488,000
Simon Property Group, Inc.	100,000	8,553,000
		$31,253,000
Road & Rail — 1.7%
Burlington Northern Santa Fe Corp.	250,000	17,227,500
		$17,227,500
Specialty Retail — 1.1%
Kingfisher PLC (1)	2,500,000	11,426,659
		$11,426,659
Textiles, Apparel & Luxury Goods — 1.6%
VF Corp.	250,000	16,955,000
		$16,955,000
Thrifts & Mortgage Finance — 2.2%
Washington Mutual, Inc.	500,000	22,350,000
		$22,350,000
Tobacco — 2.7%
Altria Group, Inc.	350,000	27,989,500
		$27,989,500
Total Common Stocks (identified cost $817,631,729)		$924,574,387

3

Preferred Stocks — 9.9%

Security	Shares	Value
Automobiles — 0.5%
Porsche International Finance PLC (1)(2)	55,000	$5,288,525
		$5,288,525
Commercial Banks — 2.6%
ABN AMRO Capital Funding Trust VII, 6.08% (1)	80,000	1,880,800
Auction Pass-Through Trust 2006-5B - USB H, 9.81% (3)(4)	40	1,143,760
Auction Pass-Through Trust 2006-6B - USB H, 9.45% (3)(4)	40	1,143,760
Banco Santander, 6.41% (1)	225,000	5,598,000
First Republic Bank, 6.25%	55,000	1,320,000
First Republic Bank, 6.70%	162,000	4,054,860
First Tennessee Bank, 6.35% (3)(4)	2,250	2,311,734
HSBC Holdings PLC, 6.20% (1)	170,000	4,097,000
Royal Bank of Scotland Group PLC, 5.75% (1)	71,000	1,599,630
Royal Bank of Scotland Group PLC, 6.40% (1)	145,000	3,616,300
		$26,765,844
Consumer Finance — 0.1%
Ford Motor Credit Co., 7.375%	40,000	833,600
		$833,600
Diversified Financial Services — 0.2%
Structured Auction Rate Securities/Stock Custodial-Receipts Merrill H, 7.49% (3)(4)	2,100	2,198,025
		$2,198,025
Food Products — 0.1%
Ocean Spray Cranberries, Inc., 6.25% (3)	13,250	1,040,125
		$1,040,125
Gas Utilities — 0.3%
Southern Union Co., 7.55%	118,300	3,049,774
		$3,049,774
Insurance — 3.7%
Ace Ltd., 7.80% (1)	45,500	1,182,545
Aegon NV, 6.50% (1)	205,000	5,084,000
Arch Capital Group Ltd., 7.875% (1)	26,500	664,885
Arch Capital Group, Ltd., 8.00% (1)	185,500	4,691,295
Endurance Specialty Holdings, Ltd., 7.75% (1)	231,550	5,740,125
ING Groep NV, 6.125% (1)	242,000	5,771,700
MetLife, Inc., 6.33%	146,000	3,769,720
MetLife, Inc., 6.50%	70,000	1,763,300
PartnerRe Ltd., 6.50% (1)	137,000	3,252,380
PartnerRe, Ltd., 6.75% (1)	139,700	3,425,444
RenaissanceRe Holdings, Ltd., 6.08% (1)	107,000	2,305,850
		$37,651,244

4

Real Estate Investment Trusts (REITs) — 1.6%
AMB Property Corp., 6.75%	79,900	$1,925,590
BRE Properties, Series D, 6.75%	40,000	946,000
Duke Realty Corp., 6.95%	120,000	2,958,000
Health Care Property, 7.10%	150,000	3,705,000
Prologis Trust, 6.75%	65,000	1,574,950
PS Business Parks, Inc., 7.00%	50,000	1,211,000
PS Business Parks, Inc., 7.95%	110,000	2,838,000
Vornado Realty Trust, 6.75%	75,000	1,811,250
		$16,969,790
Thrifts & Mortgage Finance — 0.8%
Federal National Mortgage Association, Series K, 5.396%	140,000	7,070,000
Federal National Mortgage Association, Series O, 7.625%	30,000	1,620,000
		$8,690,000
Total Preferred Stocks (identified cost $102,940,297)		$102,486,927

Short-Term Investments — 2.1%

	Principal
	Amount
Security	(000’s omitted)	Value
General Electric Capital Corp. Commercial Paper, 5.30%, 8/1/06	$19,559	$19,559,000
Investors Bank and Trust Company Time Deposit, 5.31%, 8/1/06	1,500	1,500,000
Total Short-Term Investments (at amortized cost, $21,059,000)		$21,059,000
Total Investments — 101.6% (identified cost $941,631,026)		$1,048,120,314
Other Assets, Less Liabilities — (1.6)%		$(16,069,738)
Net Assets — 100.0%		$1,032,050,576

ADR	—	American Depository Receipt
(1)		Foreign security.
(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the aggregate value of the securities is $7,837,404 or 0.8% of the Fund’s net assets.

(4)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2006.

5

Country Concentration of Portfolio

	Percentage
Country	of Total Investments	Value
United States	81.7%	$856,690,948
Bermuda	3.0	31,021,524
Germany	2.7	28,201,549
Switzerland	2.1	21,760,000
United Kingdom	2.0	20,739,589
Finland	1.6	16,267,748
Netherlands	1.2	12,736,500
Cayman Islands	1.0	10,986,000
Spain	1.0	10,920,252
Canada	0.8	8,640,000
Mexico	0.8	8,460,974
Czech Republic	0.8	8,248,663
France	0.8	8,158,042
Ireland	0.5	5,288,525
Total	100%	$1,048,120,314

The Fund did not have any open financial instruments at July 31, 2006.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$941,631,026
Gross unrealized appreciation	$112,081,280
Gross unrealized depreciation	(5,591,992)
Net unrealized appreciation	$106,489,288

6

Eaton Vance Tax-Managed International Equity Fund as of July 31, 2006 (Unaudited)

Eaton Vance Tax-Managed International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2006, the value of the Fund’s investment in the Portfolio was $104,232,512 and the Fund owned approximately 51.4% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed International Equity Portfolio                                                                                     as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.5%

Security	Shares	Value
Airlines — 0.9%
Gol Linhas Aereas Inteligentes SA ADR	56,700	$1,815,534
		$1,815,534
Automobiles — 2.8%
Honda Motor Co., Ltd.	76,000	2,506,933
Toyota Motor Corp.	60,000	3,164,032
		$5,670,965
Beverages — 3.3%
Coca-Cola Icecek Uretim AS (1)	30,000	134,358
Diageo PLC	90,000	1,582,577
Fomento Economico Mexicano SA de CV ADR	44,000	3,863,200
Heineken Holding NV	28,000	1,128,653
		$6,708,788
Capital Markets — 3.3%
Deutsche Bank AG	9,000	1,040,400
Mitsubishi UFJ Securities Co., Ltd.	60,000	678,318
Nomura Holdings, Inc. ADR	42,000	748,440
UBS AG	77,600	4,221,266
		$6,688,424
Chemicals — 0.8%
BASF AG	20,000	1,606,925
		$1,606,925
Commercial Banks — 15.7%
Anglo Irish Bank Corp. PLC	77,400	1,128,330
Australia and New Zealand Banking Group, Ltd.	68,500	1,323,230
Banco Bilbao Vizcaya Argentaria SA	66,700	1,419,767
Banco Santander Central Hispano SA	75,000	1,135,135
Bank of Ireland	66,500	1,178,444
Barclays PLC	300,000	3,521,184
BNP Paribas SA	16,500	1,605,678
Commerzbank AG	92,000	3,219,199
Danske Bank A/S	26,700	1,022,556
DBS Group Holdings, Ltd.	172,000	1,972,918
Grupo Financiero Banorte SA de C.V.	500,000	1,380,354
HBOS PLC	50,000	910,215
HSBC Holdings PLC	151,780	2,755,187
Mitsubishi UFJ Financial Group, Inc.	425	5,964,975
Mizuho Financial Group, Inc.	5	42,120
Shinsei Bank, Ltd.	125,000	781,560

1

Societe Generale	10,300	$1,536,634
Sumitomo Trust and Banking Co., Ltd. (The)	90,000	957,960
		$31,855,446
Communications Equipment — 0.9%
Nokia Oyj	90,000	1,784,997
		$1,784,997
Construction & Engineering — 0.8%
Vinci SA	15,500	1,574,370
		$1,574,370
Consumer Finance — 2.0%
Orix Corp.	15,300	4,000,956
		$4,000,956
Diversified Financial Services — 2.4%
Fortis	35,000	1,245,196
ING Groep NV	90,439	3,666,548
		$4,911,744
Diversified Telecommunication Services — 3.5%
BT Group PLC	1,130,000	5,009,805
Philippine Long Distance Telephone Co. ADR	55,300	2,167,207
		$7,177,012
Electric Utilities — 5.1%
British Energy Group PLC (1)	100,000	1,370,572
E. ON AG	15,340	1,846,506
Endesa SA	110,000	3,753,230
Enel SPA	152,000	1,341,607
Iberdrola SA	29,000	1,028,969
Scottish and Southern Energy PLC	44,500	1,005,586
		$10,346,470
Energy Equipment & Services — 3.7%
Acergy SA (1)	300,000	5,165,010
Tenaris SA ADR	60,000	2,335,200
		$7,500,210
Food & Staples Retailing — 2.9%
AEON Co., Ltd.	170,000	3,975,298
Controladora Comercial Mexicana SA de C.V.	1,000,000	1,971,934
		$5,947,232
Food Products — 0.9%
Nestle SA	5,500	1,801,799
		$1,801,799

2

Gas Utilities — 0.4%
Samchully Co., Ltd.	9,000	$893,691
		$893,691
Household Durables — 0.9%
Sekisui House, Ltd. ADR	134,000	1,901,661
		$1,901,661
Industrial Conglomerates — 2.7%
Keppel Corp., Ltd.	571,000	5,536,881
		$5,536,881
Insurance — 3.2%
Aviva PLC	91,700	1,230,309
AXA SA	125,900	4,331,828
Muenchener Rueckversicherungs-Gesellschaft AG	7,000	962,216
		$6,524,353
Machinery — 3.8%
Komatsu, Ltd.	270,000	5,449,036
SKF ADR	50,000	706,355
Vallourec SA	7,000	1,523,402
		$7,678,793
Marine — 0.8%
Cosco Corp., Ltd.	1,600,000	1,551,331
		$1,551,331
Metals & Mining — 6.4%
Anglo American PLC ADR	100,000	2,106,000
BHP Billiton, Ltd.	100,000	2,113,281
Companhia Vale do Rio Doce ADR	110,000	2,189,000
Rio Tinto, Ltd.	82,500	4,702,748
Teck Cominco, Ltd., Class B	27,000	1,789,250
		$12,900,279
Multi-Utilities — 2.0%
RWE AG	46,000	4,034,217
		$4,034,217
Office Electronics — 2.0%
Canon, Inc.	86,250	4,125,443
		$4,125,443
Oil, Gas & Consumable Fuels — 12.2%
BMB Munai, Inc. (1)	100,000	625,000
BP PLC	253,264	3,080,382
EnCana Corp.	24,000	1,297,440
ENI SPA	75,000	2,298,693
Imperial Energy Corp. PLC (1)	57,000	906,589

3

Norsk Hydro ASA	75,000	$2,143,538
Petroleo Brasileiro SA ADR	45,000	3,727,800
Royal Dutch Shell PLC, Class B	40,858	1,507,599
Sibir Energy PLC (1)	100,000	857,068
Statoil ASA	65,000	1,941,356
Total SA	92,000	6,259,522
		$24,644,987
Pharmaceuticals — 4.1%
Eisai Co., Ltd.	20,000	925,898
Novartis AG	21,000	1,187,499
Roche Holding AG	29,500	5,246,473
Takeda Pharmaceutical Co., Ltd.	13,000	839,433
		$8,199,303
Real Estate Management & Development — 0.8%
Sun Hung Kai Properties, Ltd.	155,000	1,629,712
		$1,629,712
Road & Rail — 1.9%
Canadian Pacific Railway, Ltd.	61,000	2,914,400
West Japan Railway Co.	200	837,264
		$3,751,664
Semiconductors & Semiconductor Equipment — 0.5%
Samsung Electronics Co., Ltd.	1,570	998,401
		$998,401
Software — 0.2%
UbiSoft Entertainment SA (1)	10,000	485,556
		$485,556
Tobacco — 2.4%
British American Tobacco PLC	70,000	1,885,286
Japan Tobacco, Inc.	750	2,881,773
		$4,767,059
Trading Companies & Distributors — 2.9%
Mitsubishi Corp.	290,000	5,961,519
		$5,961,519
Wireless Telecommunication Services — 0.3%
Vodafone Group PLC ADR	31,500	682,920
		$682,920
Total Common Stocks (identified cost $126,247,484)		$195,658,642

4

Short-Term Investments — 3.4%

Security	Principal Amount (000’s omitted)	Value
General Electric Capital Corp. Commercial Paper, 5.30%, 8/1/06	$5,402	$5,402,000
Investors Bank and Trust Company Time Deposit, 5.31%, 8/1/06	1,500	1,500,000
Total Short-Term Investments (at amortized cost, $6,902,000)		$6,902,000
Total Investments — 99.9% (identified cost $133,149,484)		$202,560,642
Other Assets, Less Liabilities — 0.1%		$287,732
Net Assets — 100.0%		$202,848,374

ADR	—	American Depository Receipt
(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at July 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$133,936,787
Gross unrealized appreciation	$70,199,037
Gross unrealized depreciation	(1,575,182)
Net unrealized appreciation	$68,623,855

5

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
Japan	22.5%	$45,742,618
United Kingdom	14%	28,411,280
France	8.5%	17,316,989
Germany	6.3%	12,709,462
Switzerland	6.1%	12,457,038
Norway	4.6%	9,249,904
Singapore	4.5%	9,061,130
Australia	4%	8,139,260
Brazil	3.8%	7,732,334
Spain	3.6%	7,337,102
Mexico	3.6%	7,215,488
Canada	3%	6,001,090
Netherlands	2.4%	4,795,201
Italy	1.8%	3,640,300
Argentina	1.2%	2,335,200
Ireland	1.1%	2,306,774
Philippines	1.1%	2,167,207
Republic of Korea	0.9%	1,892,091
Finland	0.9%	1,784,997
Hong Kong	0.8%	1,629,712
Belgium	0.6%	1,245,196
Denmark	0.5%	1,022,556
Sweden	0.3%	706,355
Kazakhstan	0.3%	625,000
Turkey	0.1%	134,358
	96.5%	$195,658,642

6

Eaton Vance Tax-Managed Mid-Cap Core Fund as of July 31, 2006 (Unaudited)

Eaton Vance Tax-Managed Mid-Cap Core Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Mid-Cap Core Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2006, the value of the Fund’s investment in the Portfolio was $28,968,214 and the Fund owned approximately 31.5% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Mid-Cap Core Portfolio                                                                                                as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Aerospace & Defense — 1.1%
DRS Technologies, Inc.	22,148	$1,025,231
		$1,025,231
Air Freight & Logistics — 2.8%
C.H. Robinson Worldwide, Inc.	29,200	1,336,776
Expeditors International of Washington, Inc.	27,800	1,264,066
		$2,600,842
Airlines — 1.7%
SkyWest, Inc.	66,000	1,600,500
		$1,600,500
Auto Components — 1.3%
BorgWarner, Inc.	20,000	1,200,000
		$1,200,000
Automobiles — 1.2%
Thor Industries, Inc.	25,000	1,071,000
		$1,071,000
Capital Markets — 5.8%
A.G. Edwards, Inc.	20,800	1,122,368
Affiliated Managers Group, Inc. (1)	18,800	1,721,140
Legg Mason, Inc.	8,700	726,189
SEI Investments Co.	36,500	1,783,390
		$5,353,087
Chemicals — 3.5%
Albemarle Corp.	21,600	1,089,072
Ecolab, Inc.	25,600	1,102,592
RPM International, Inc.	56,000	1,049,440
		$3,241,104
Commercial Banks — 4.8%
City National Corp.	18,000	1,200,780
Cullen/Frost Bankers, Inc.	26,700	1,567,824
Synovus Financial Corp.	57,600	1,627,776
		$4,396,380
Computer Peripherals — 1.7%
Diebold, Inc.	38,500	1,555,400
		$1,555,400
Construction & Engineering — 1.7%
Jacobs Engineering Group, Inc. (1)	19,200	1,593,408
		$1,593,408

1

Construction Materials — 0.9%
Florida Rock Industries, Inc.	22,050	$839,223
		$839,223
Containers & Packaging — 1.4%
Sonoco Products Co.	40,300	1,310,959
		$1,310,959
Electric Utilities — 1.7%
DPL, Inc.	56,600	1,571,216
		$1,571,216
Electrical Equipment — 3.3%
AMETEK, Inc.	28,000	1,187,760
Cooper Industries Ltd. Class A	21,100	1,817,976
		$3,005,736
Electronic Equipment & Instruments — 4.6%
Amphenol Corp. Class A	32,500	1,822,600
CDW Corp.	24,300	1,435,644
National Instruments Corp.	36,000	999,000
		$4,257,244
Energy Equipment & Services — 5.3%
FMC Technologies, Inc. (1)	32,000	2,016,640
Grant Prideco, Inc. (1)	17,300	787,323
National Oilwell Varco, Inc. (1)	30,500	2,044,720
		$4,848,683
Food Products — 2.3%
Hormel Foods Corp.	26,000	980,980
Tootsie Roll Industries, Inc.	42,230	1,146,544
		$2,127,524
Gas Utilities — 5.2%
AGL Resources, Inc.	41,100	1,603,722
Piedmont Natural Gas Co., Inc.	61,200	1,575,288
Questar Corp.	18,300	1,621,380
		$4,800,390
Health Care Equipment & Supplies — 8.2%
Beckman Coulter, Inc.	15,400	881,650
Biomet, Inc.	16,940	558,004
C.R. Bard, Inc.	15,800	1,121,326
DENTSPLY International, Inc.	52,000	1,627,600
Respironics, Inc. (1)	43,500	1,547,730
Varian Medical Systems, Inc. (1)	39,000	1,767,480
		$7,503,790

2

Health Care Providers & Services — 1.6%
Patterson Companies, Inc. (1)	44,400	$1,476,744
		$1,476,744
Hotels, Restaurants & Leisure — 2.4%
International Speedway Corp. Class A	25,200	1,140,300
Sonic Corp. (1)	53,850	1,059,768
		$2,200,068
Household Durables — 1.3%
Mohawk Industries, Inc. (1)	17,000	1,173,340
		$1,173,340
Insurance — 5.9%
Ambac Financial Group, Inc.	15,100	1,254,961
Cincinnati Financial Corp.	22,000	1,037,520
Markel Corp. (1)	5,000	1,703,250
Protective Life Corp.	31,300	1,449,503
		$5,445,234
IT Services — 2.6%
Cognizant Technology Solutions Corp., Class A (1)	15,000	982,350
Fiserv, Inc. (1)	31,200	1,362,192
		$2,344,542
Machinery — 4.0%
Dover Corp.	30,300	1,428,342
Graco, Inc.	34,200	1,343,718
Pentair, Inc.	32,600	936,272
		$3,708,332
Media — 2.2%
E.W. Scripps Co.	25,300	1,081,069
Washington Post Co. (The), Class B	1,200	925,200
		$2,006,269
Multi-Utilities — 3.3%
NSTAR	33,000	1,028,610
OGE Energy Corp.	52,800	1,998,480
		$3,027,090
Office Electronics — 0.8%
Zebra Technologies Corp. Class A (1)	23,225	728,104
		$728,104
Oil, Gas & Consumable Fuels — 3.5%
Holly Corp.	40,000	2,024,000
Peabody Energy Corp.	24,000	1,197,600
		$3,221,600

3

Personal Products — 3.0%
Alberto-Culver Co.	36,450	$1,776,573
Estee Lauder Cos., Inc. (The), Class A	27,000	1,007,640
		$2,784,213
Real Estate Investment Trusts (REITs) — 1.7%
Developers Diversified Realty Corp.	30,300	1,599,234
		$1,599,234
Semiconductors & Semiconductor Equipment — 3.2%
Microchip Technology, Inc.	42,050	1,356,533
Varian Semiconductor Equipment Associates, Inc. (1)	48,750	1,545,375
		$2,901,908
Software — 2.4%
ANSYS, Inc. (1)	18,100	830,609
Jack Henry & Associates, Inc. Class A	74,500	1,405,815
		$2,236,424
Specialty Retail — 2.2%
O’Reilly Automotive, Inc. (1)	40,000	1,134,000
Ross Stores, Inc.	37,500	933,375
		$2,067,375
Total Common Stocks (identified cost $73,886,186)		$90,822,194
Total Investments — 98.6% (identified cost $73,886,186)		$90,822,194
Other Assets, Less Liabilities — 1.4%		$1,292,636
Net Assets — 100.0%		$92,114,830

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at July 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$73,886,186
Gross unrealized appreciation	$17,663,812
Gross unrealized depreciation	(727,804)
Net unrealized appreciation	$16,936,008

4

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as of July 31, 2006 (Unaudited)

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Multi-Cap Opportunity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2006, the value of the Fund’s investment in the Portfolio was $58,089,830 and the Fund owned approximately 41.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Multi-Cap Opportunity Portfolio                                                                                as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.6%

Security	Shares	Value
Aerospace & Defense — 0.3%
L-3 Communications Holdings, Inc.	6,000	$441,900
		$441,900
Biotechnology — 3.0%
Celgene Corp. (1)	88,000	4,214,320
		$4,214,320
Capital Markets — 2.4%
E*Trade Financial Corp. (1)	81,000	1,888,110
TD Ameritrade Holding Corp.	88,500	1,449,630
		$3,337,740
Chemicals — 0.0%
Potash Corporation of Saskatchewan, Inc. (2)	500	47,250
		$47,250
Commercial Services & Supplies — 0.5%
Copart, Inc. (1)	27,734	738,834
		$738,834
Communications Equipment — 1.9%
Research in Motion Ltd. (1)	40,155	2,635,373
		$2,635,373
Diversified Consumer Services — 1.2%
Bright Horizons Family Solutions, Inc. (1)	1,000	38,450
DeVry, Inc. (1) (2)	71,000	1,498,100
Laureate Education, Inc. (1)	3,466	158,223
		$1,694,773
Diversified Telecommunication Services — 1.0%
Embarq Corp. (1)	30,000	1,357,500
Philippine Long Distance Telephone Co. ADR	1,000	39,190
		$1,396,690
Electric Utilities — 1.6%
British Energy Group PLC (1)	71,000	973,106
Endesa, SA	37,000	1,262,450
		$2,235,556
Electrical Equipment — 0.4%
Solarworld AG (2)	11,000	599,863
		$599,863
Food & Staples Retailing — 3.8%
Kroger Co. (The)	60,000	1,375,800
Shoppers Drug Mart Corp.	33,000	1,284,671
Walgreen Co.	56,000	2,619,680
		$5,280,151

1

Health Care Equipment & Supplies — 1.1%
Advanced Medical Optics, Inc. (1) (2)	25,000	$1,231,250
Thoratec Corp. (1)	25,625	344,477
		$1,575,727
Health Care Providers & Services — 6.9%
Caremark Rx, Inc.	56,000	2,956,800
DaVita, Inc. (1)	16,075	804,071
Express Scripts, Inc. (1)	18,000	1,386,540
Henry Schein, Inc. (1)	28,000	1,327,480
Laboratory Corporation of America Holdings (1)	20,000	1,288,400
United Surgical Partners International, Inc. (1)	150	3,705
UnitedHealth Group, Inc.	36,500	1,745,795
		$9,512,791
Hotels, Restaurants & Leisure — 1.7%
Burger King Holdings, Inc. (1) (2)	25,191	384,163
CKE Restaurants, Inc. (2)	47,000	723,800
Intrawest Corp.	43,000	1,199,270
		$2,307,233
Independent Power Producers & Energy Traders — 2.0%
Dynegy, Inc., Class A (1)	495,000	2,786,850
		$2,786,850
Insurance — 3.7%
Admiral Group PLC	165,000	2,047,768
Aon Corp.	19,000	650,370
PartnerRe Ltd. (2)	38,000	2,360,940
Progressive Corp.	400	9,676
		$5,068,754
Internet Software & Services — 5.1%
DealerTrack Holdings, Inc. (1)	15,000	294,150
Equinix, Inc. (1) (2)	1,000	52,380
Google, Inc., Class A (1)	13,442	5,196,677
WebEx Communications, Inc. (1) (2)	26,000	891,280
Yahoo!, Inc. (1)	21,000	569,940
		$7,004,427
IT Services — 6.9%
CheckFree Corp. (1) (2)	53,604	2,385,378
Gartner, Inc. (1)	110,000	1,566,400
Kanbay International, Inc. (1) (2)	10,139	147,015
MasterCard, Inc., Class A (1)	35,000	1,605,450
MoneyGram International, Inc.	102,996	3,156,827
TALX Corp.	31,000	637,050
WNS Holdings Ltd. ADR (1)	1,752	43,975
		$9,542,095

2

Marine — 0.3%
American Commercial Lines, Inc. (1) (2)	6,516	$358,054
		$358,054
Media — 3.4%
Cablevision Systems Corp., Class A	60,000	1,335,000
Comcast Corp., Class A (1)	78,000	2,681,640
Live Nation, Inc. (1)	32,000	670,720
		$4,687,360
Metals & Mining — 7.0%
Bolnisi Gold NL	100	183
Gammon Lake Resources, Inc. (1) (2)	307,000	4,267,300
Glamis Gold Ltd. (1) (2)	75,680	2,785,781
Golden Star Resources Ltd. (1)	203,000	633,360
Miramar Mining Corp. (1)	240,000	885,600
Phelps Dodge Corp.	11,500	1,004,410
Western Copper Corp. (1)	110,000	128,467
		$9,705,101
Multiline Retail — 1.6%
Big Lots, Inc. (1)	56,000	904,960
Saks, Inc. (1)	80,000	1,291,200
		$2,196,160
Oil, Gas & Consumable Fuels — 11.0%
Arch Coal, Inc.	23,000	872,620
Bankers Petroleum Ltd. (1)	1,000	681
Hess Corp. (2)	115,500	6,109,950
Occidental Petroleum Corp.	10,500	1,131,375
Parallel Petroleum Corp. (1)	38,609	963,681
SXR Uranium One, Inc. (1) (2)	398,909	3,070,567
Valero Energy Corp.	46,000	3,101,780
		$15,250,654
Personal Products — 1.4%
Alberto-Culver Co.	12,000	584,880
Herbalife Ltd. (1)	35,730	1,276,276
		$1,861,156
Pharmaceuticals — 4.9%
Adams Respiratory Therapeutics, Inc. (1)	18,000	804,960
Endo Pharmaceuticals Holdings, Inc. (1)	48,439	1,505,000
Shire Pharmaceuticals Group PLC ADR (2)	93,000	4,511,430
		$6,821,390
Real Estate Investment Trusts (REITs) — 0.0%
MFA Mortgage Investments, Inc.	1,000	6,860
		$6,860

3

Real Estate Management & Development — 0.0%
Move, Inc. (1)	1,013	$4,457
		$4,457
Semiconductors & Semiconductor Equipment — 7.7%
Atheros Communications, Inc. (1)	153,000	2,527,560
Intersil Corp., Class A	52,000	1,222,520
MEMC Electronic Materials, Inc. (1)	150,500	4,578,210
Micron Technology, Inc. (1)	88,000	1,371,920
Silicon Image, Inc. (1)	29,000	306,820
Tessera Technologies, Inc. (1)	21,500	676,605
		$10,683,635
Specialty Retail — 2.4%
Circuit City Stores, Inc.	29,000	710,500
GameStop Corp., Class A (1) (2)	36,000	1,497,960
OfficeMax, Inc.	20,500	842,755
Pep Boys - Manny, Moe & Jack	1,000	10,780
Tweeter Home Entertainment Group, Inc. (1)	59,318	224,815
		$3,286,810
Tobacco — 4.4%
Loews Corp. - Carolina Group	82,773	4,749,515
Reynolds American, Inc.	11,000	1,394,580
		$6,144,095
Wireless Telecommunication Services — 8.0%
NII Holdings, Inc. (1)	142,000	7,494,760
Rogers Communications, Inc., Class B (2)	40,000	1,708,000
Tim Participacoes SA ADR (2)	77,000	1,909,600
		$11,112,360
Total Common Stocks (identified cost $112,148,747)		$132,538,419

Short-Term Investments — 23.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Eaton Corp., Commercial Paper, 5.30%, 8/1/06	$2,627	$2,627,000
Eaton Vance Cash Collateral Fund, LLC, 5.30%, 8/1/06 (3)	22,941	22,941,439
General Electric Capital Corp., Commercial Paper, 5.30%, 8/1/06	5,000	5,000,000
Investors Bank and Trust Company Time Deposit, 5.31%, 8/1/06	1,500	1,500,000
Total Short-Term Investments (at amortized cost, $32,068,439)		$32,068,439
Total Investments — 118.7% (identified cost $144,217,186)		$164,606,858

4

Other Assets, Less Liabilities — (18.7)%	$(25,953,406)
Net Assets — 100.0%	$138,653,452

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		All or a portion of these securities were on loan at July 31, 2006.
(3)

As of July 31, 2006, The Portfolio loaned securities having a market value of $22,206,206 and received $22,941,439 of cash collateral for the loans. This cash was invested in an affiliated fund investing in high quality, U.S. dollar denominated money market instruments that is available only to Eaton Vance portfolios and funds. The rate shown is the annualized-seven day yield as of July 31, 2006. The amount invested therein by the Portfolio represents cash collateral received for securities on loan at July 31, 2006. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

The Portfolio did not have any open financial instruments at July 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2006 as computed on a federal income tax basis, were as follows:

Aggregate cost	$144,217,186
Gross unrealized appreciation	$22,751,595
Gross unrealized depreciation	(2,361,923)
Net unrealized appreciation	$20,389,672

5

Eaton Vance Tax-Managed Small-Cap Growth Fund  as of July 31, 2006 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Growth Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2006, the value of the Fund’s investment in the Portfolio was $112,113,962 and the Fund owned approximately 74.7% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Small-Cap Growth Portfolio                                                                                        as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.6%

Security	Shares	Value
Aerospace & Defense — 1.5%
DRS Technologies, Inc.	31,700	$1,467,393
Teledyne Technologies, Inc. (1)	21,500	820,440
		$2,287,833
Air Freight & Logistics — 1.1%
Hub Group, Inc., Class A (1)	70,000	1,580,600
		$1,580,600
Biotechnology — 1.5%
Martek Biosciences Corp. (1)	81,350	2,272,105
		$2,272,105
Capital Markets — 2.5%
Affiliated Managers Group, Inc. (1)	15,400	1,409,870
Greenhill & Co., Inc.	40,800	2,364,768
		$3,774,638
Chemicals — 2.2%
International Flavors & Fragrances, Inc.	40,450	1,496,650
Scotts Miracle-Gro Co., Class A	46,050	1,806,541
		$3,303,191
Commercial Banks — 1.3%
R&G Financial Corp.	94,200	781,860
Western Alliance Bancorp (1)	29,800	1,128,228
		$1,910,088
Commercial Services & Supplies — 3.1%
FTI Consulting, Inc. (1)	95,600	2,509,500
Knoll, Inc.	122,560	2,108,032
		$4,617,532
Communications Equipment — 1.6%
3Com Corp. (1)	492,200	2,333,028
		$2,333,028
Consumer Finance — 1.3%
Student Loan Corp. (The)	11,100	1,995,225
		$1,995,225
Diversified Consumer Services — 1.2%
DeVry, Inc. (1)	86,900	1,833,590
		$1,833,590
Electric Utilities — 0.7%
Westar Energy, Inc.	47,500	1,097,250
		$1,097,250
Electrical Equipment — 1.0%
AMETEK, Inc.	34,900	1,480,458
		$1,480,458

1

Electronic Equipment & Instruments — 3.5%
Avnet, Inc. (1)	109,820	$1,998,724
FLIR Systems, Inc. (1)	104,350	2,505,443
Paxar Corp. (1)	39,200	722,064
		$5,226,231
Energy Equipment & Services — 3.4%
Dresser-Rand Group, Inc. (1)	108,807	2,477,535
Dril-Quip, Inc. (1)	30,676	2,591,815
		$5,069,350
Food Products — 3.0%
Delta and Pine Land Co.	87,450	2,991,665
Hain Celestial Group, Inc., (The) (1)	73,500	1,587,600
		$4,579,265
Health Care Equipment & Supplies — 8.0%
Analogic Corp.	51,732	2,366,222
Cooper Cos., Inc., (The)	49,450	2,185,690
DJ Orthopedics, Inc. (1)	46,800	1,847,196
IDEXX Laboratories, Inc. (1)	14,900	1,318,650
Respironics, Inc. (1)	66,650	2,371,407
Wright Medical Group, Inc. (1)	86,350	1,902,291
		$11,991,456
Health Care Providers & Services — 3.0%
Chemed Corp.	51,100	1,879,458
Community Health Systems, Inc. (1)	38,200	1,385,132
VCA Antech, Inc. (1)	34,050	1,190,729
		$4,455,319
Hotels, Restaurants & Leisure — 1.1%
Penn National Gaming, Inc. (1)	48,404	1,600,720
		$1,600,720
Household Durables — 3.9%
Jarden Corp. (1)	124,700	3,615,053
Tupperware Brands Corp.	128,685	2,221,103
		$5,836,156
Household Products — 1.5%
Church & Dwight Co., Inc.	63,100	2,303,150
		$2,303,150
Insurance — 4.6%
First American Corp.	54,819	2,028,851
Philadelphia Consolidated Holding Corp. (1)	36,900	1,249,803
RLI Corp.	49,650	2,347,452
United Fire & Casualty Co.	44,806	1,337,907
		$6,964,013

2

IT Services — 3.1%
Euronet Worldwide, Inc. (1)	62,900	$1,598,289
MoneyGram International, Inc.	100,300	3,074,195
		$4,672,484
Machinery — 4.6%
Actuant Corp., Class A	42,700	1,879,227
Bucyrus International, Inc., Class A	33,300	1,622,043
Joy Global, Inc.	48,000	1,800,960
RBC Bearings, Inc. (1)	69,128	1,542,937
		$6,845,167
Media — 3.2%
Arbitron, Inc.	20,100	735,861
Central European Media Enterprises, Ltd. (1)(2)	40,300	2,451,852
Playboy Enterprises, Inc. (1)	159,300	1,554,768
		$4,742,481
Metals & Mining — 1.1%
Cambior, Inc. (1)(2)	276,800	811,024
Meridian Gold, Inc. (1)(2)	28,850	779,527
		$1,590,551
Multiline Retail — 1.2%
Big Lots, Inc. (1)	115,550	1,867,288
		$1,867,288
Multi-Utilities — 0.9%
CMS Energy Corp. (1)	101,100	1,416,411
		$1,416,411
Oil, Gas & Consumable Fuels — 7.5%
Denbury Resources, Inc. (1)	88,600	3,071,762
Foundation Coal Holdings, Inc.	64,506	2,460,259
Goodrich Petroleum Corp. (1)	81,566	2,769,166
Parallel Petroleum Corp. (1)	120,000	2,995,200
		$11,296,387
Personal Products — 1.6%
Playtex Products, Inc. (1)	218,550	2,473,986
		$2,473,986
Pharmaceuticals — 1.4%
Shire Pharmaceuticals Group PLC ADR	42,000	2,037,420
		$2,037,420
Real Estate Investment Trusts (REITs) — 4.8%
Acadia Realty Trust	93,770	2,235,477
Essex Property Trust, Inc.	23,271	2,724,801
Strategic Hotels & Resorts, Inc.	112,559	2,245,552
		$7,205,830

3

Road & Rail — 3.0%
Kansas City Southern (1)	95,100	$2,341,362
Landstar System, Inc.	50,700	2,164,383
		$4,505,745
Semiconductors & Semiconductor Equipment — 1.1%
Teradyne, Inc. (1)	130,650	1,716,741
		$1,716,741
Software — 3.7%
Parametric Technology Corp. (1)	171,650	2,653,709
Sybase, Inc. (1)	137,400	2,892,270
		$5,545,979
Specialty Retail — 2.1%
Men’s Wearhouse, Inc., (The)	49,040	1,525,634
Stage Stores, Inc.	53,250	1,579,395
		$3,105,029
Thrifts & Mortgage Finance — 1.2%
PFF Bancorp, Inc.	24,500	919,975
WSFS Financial Corp.	14,400	885,888
		$1,805,863
Trading Companies & Distributors — 2.7%
GATX Corp.	54,450	2,133,896
Kaman Corp.	103,610	1,901,244
		$4,035,140
Wireless Telecommunication Services — 1.4%
NII Holdings, Inc. (1)	39,500	2,084,810
		$2,084,810
Total Common Stocks (identified cost $131,818,741)		$143,458,510

Special Warrants — 0.1%

Security	Shares	Value
Metals & Mining — 0.1%
Western Exploration and Development, Ltd. (1)(2)(3)(4)	600,000	$180,000
		$180,000
Total Special Warrants (identified cost $480,000)		$180,000

Private Placements — 0.0%

Security	Shares	Value
Metals & Mining — 0.0%
Nevada Pacific Mining Co. (1)(3)(4)	80,000	$56,000
		$56,000
Total Private Placements (identified cost $80,000)		$56,000

4

Short-Term Investments — 4.8%

	Principal
	Amount
Security	(000’s omitted)	Value
General Electric Capital Corp. Commercial Paper, 5.30%, 8/1/06	$5,708	$5,708,000
Investors Bank and Trust Company Time Deposit, 5.31%, 8/1/06	1,500	1,500,000
Total Short-Term Investments (at amortized cost, $7,208,000)		$7,208,000
Total Investments — 100.5% (identified cost $139,586,741)		$150,902,510
Other Assets, Less Liabilities — (0.5)%		$(771,792)
Net Assets — 100.0%		$150,130,718

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		Foreign security.
(3)		Restricted security.
(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	97.2%	$146,680,107
Bermuda	1.6%	2,451,852
Canada	1.2%	1,770,551
	100.0%	$150,902,510

The Portfolio did not have any open financial instruments at July 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$139,586,741
Gross unrealized appreciation	$18,323,197
Gross unrealized depreciation	(7,007,428)
Net unrealized appreciation	$11,315,769

5

Restricted Securities

At July 31, 2006, the Portfolio owned the following securities (representing 0.16% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The fair value is determined using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Fair Value
Private Placements
Nevada Pacific Mining Co.	12/21/98	80,000	$80,000	$56,000
			$80,000	$56,000

	Date of
Description	Acquisition	Shares	Cost	Fair Value
Special Warrants
Western Exploration and Development, Ltd.	12/21/98	600,000	$480,000	$180,000
			$480,000	$180,000

6

Eaton Vance Tax-Managed Small-Cap Value Fund as of July 31, 2006 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Value Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2006, the value of the Fund’s investment in the Portfolio was $29,811,436 and the Fund owned approximately 56.7% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Small-Cap Value Portfolio                                                                                           as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.1%

Security	Shares	Value
Aerospace & Defense — 1.4%
K&F Industries Holdings, Inc. (1)	45,800	$733,716
		$733,716
Auto Components — 2.3%
BorgWarner, Inc.	20,500	1,230,000
		$1,230,000
Chemicals — 2.9%
RPM International, Inc.	82,500	1,546,050
		$1,546,050
Commercial Banks — 5.1%
First Midwest Bancorp, Inc.	28,000	999,600
Provident Bankshares Corp.	31,200	1,147,224
Umpqua Holdings Corp.	20,000	521,800
		$2,668,624
Communications Equipment — 1.8%
Bel Fuse, Inc. Class B	30,400	960,336
		$960,336
Construction & Engineering — 2.0%
Granite Construction, Inc.	24,000	1,043,760
		$1,043,760
Containers & Packaging — 3.3%
AptarGroup, Inc.	34,000	1,751,000
		$1,751,000
Electrical Equipment — 5.3%
A.O. Smith Corp.	25,000	1,071,500
Belden CDT, Inc.	53,400	1,732,830
		$2,804,330
Electronic Equipment & Instruments — 1.8%
Technitrol, Inc.	38,000	941,640
		$941,640
Energy Equipment & Services — 8.4%
Bristow Group, Inc. (1)	22,900	776,081
Grey Wolf, Inc. (1)	125,800	963,628
Lone Star Technologies, Inc. (1)	10,600	499,260
Maverick Tube Corp. (1)	16,800	1,071,672
NS Group, Inc. (1)	10,800	546,264
Pioneer Drilling Co. (1)	35,500	542,085
		$4,398,990

Food & Staples Retailing — 4.7%
BJ’s Wholesale Club, Inc. (1)	45,000	$1,281,600
Performance Food Group Co. (1)	26,900	749,703
SUPERVALU, Inc.	16,500	447,315
		$2,478,618
Gas Utilities — 6.7%
Piedmont Natural Gas Co., Inc.	74,000	1,904,760
Questar Corp.	18,000	1,594,800
		$3,499,560
Health Care Equipment & Supplies — 6.5%
CONMED Corp. (1)	44,000	877,800
PolyMedica Corp.	25,600	990,976
West Pharmaceutical Services, Inc.	40,500	1,571,400
		$3,440,176
Health Care Providers & Services — 2.7%
Owens & Minor, Inc.	47,500	1,434,975
		$1,434,975
Hotels, Restaurants & Leisure — 3.5%
Applebee’s International, Inc.	28,500	506,160
CBRL Group, Inc.	13,800	450,846
Landry’s Restaurants, Inc.	30,700	868,503
		$1,825,509
Household Durables — 2.0%
Tupperware Brands Corp.	60,000	1,035,600
		$1,035,600
Household Products — 4.5%
Church & Dwight Co., Inc.	65,000	2,372,500
		$2,372,500
Industrial Conglomerates — 2.7%
Teleflex, Inc.	24,500	1,398,705
		$1,398,705
Insurance — 4.5%
IPC Holdings Ltd.	24,700	710,125
Protective Life Corp.	35,500	1,644,005
		$2,354,130
Leisure Equipment & Products — 2.5%
RC2 Corp. (1)	38,500	1,303,995
		$1,303,995

2

Machinery — 4.4%
Albany International Corp., Class A	43,000	$1,544,990
CLARCOR, Inc.	27,700	787,511
		$2,332,501
Oil, Gas & Consumable Fuels — 6.4%
Cimarex Energy Co.	20,200	824,766
Helix Energy Solutions Group, Inc. (1)	8,414	328,062
Newfield Exploration Co. (1)	23,200	1,076,016
OMI Corp.	51,500	1,136,090
		$3,364,934
Personal Products — 1.0%
Chattem, Inc. (1)	16,000	542,880
		$542,880
Road & Rail — 3.7%
Arkansas Best Corp.	32,500	1,443,975
YRC Worldwide, Inc. (1)	12,800	509,184
		$1,953,159
Semiconductors & Semiconductor Equipment — 2.0%
ON Semiconductor Corp. (1)	164,600	1,035,334
		$1,035,334
Specialty Retail — 2.0%
Claire’s Stores, Inc.	42,800	1,071,284
		$1,071,284
Total Common Stocks (identified cost $35,539,565)		$49,522,306
Total Investments — 94.1% (identified cost $35,539,565)		$49,522,306
Other Assets, Less Liabilities — 5.9%		$3,092,420
Net Assets — 100.0%		$52,614,726

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at July 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$35,539,565
Gross unrealized appreciation	$14,266,340
Gross unrealized depreciation	(283,599)
Net unrealized appreciation	$13,982,741

3

Eaton Vance Tax-Managed Value Fund as of July 31, 2006 (Unaudited)

Eaton Vance Tax-Managed Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2006, the value of the Fund’s investment in the Portfolio was $1,004,844,328 and the Fund owned approximately 88.3% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Value Portfolio                                                                                                                 as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value
Aerospace & Defense — 2.3%
General Dynamics Corp.	200,000	$13,404,000
Northrop Grumman Corp.	200,000	13,238,000
		$26,642,000
Air Freight & Logistics — 0.7%
FedEx Corp.	75,000	7,853,250
		$7,853,250
Auto Components — 0.7%
BorgWarner, Inc.	125,000	7,500,000
		$7,500,000
Capital Markets — 5.7%
Franklin Resources, Inc.	75,000	6,858,750
Goldman Sachs Group, Inc.	150,000	22,912,500
Lehman Brothers Holdings, Inc.	260,000	16,887,000
Merrill Lynch & Co., Inc.	250,000	18,205,000
		$64,863,250
Chemicals — 1.1%
Air Products and Chemicals, Inc.	190,000	12,146,700
		$12,146,700
Commercial Banks — 5.7%
Marshall & Ilsley Corp.	125,000	5,871,250
TCF Financial Corp.	300,000	8,073,000
U.S. Bancorp	200,000	6,400,000
Wachovia Corp.	350,000	18,770,500
Wells Fargo & Co.	350,000	25,319,000
		$64,433,750
Communications Equipment — 1.0%
Nokia Oyj ADR	550,000	10,917,500
		$10,917,500
Computer Peripherals — 4.0%
Hewlett-Packard Co.	650,000	20,741,500
International Business Machines Corp.	250,000	19,352,500
NCR Corp. (1)	160,000	5,142,400
		$45,236,400
Diversified Financial Services — 6.6%
Bank of America Corp.	500,000	25,765,000
Citigroup, Inc.	500,000	24,155,000
J.P.Morgan Chase & Co.	550,000	25,091,000
		$75,011,000

1

Diversified Telecommunication Services — 3.9%
AT&T, Inc.	750,000	$22,492,500
Verizon Communications, Inc.	550,000	18,601,000
Windstream Corp.	258,481	3,238,767
		$44,332,267
Electric Utilities — 4.6%
Entergy Corp.	200,000	15,420,000
Exelon Corp.	400,000	23,160,000
FPL Group, Inc. (2)	325,000	14,020,500
		$52,600,500
Energy Equipment & Services — 1.7%
GlobalSantaFe Corp.	150,000	8,239,500
Transocean, Inc. (1)	150,000	11,584,500
		$19,824,000
Food & Staples Retailing — 1.6%
Safeway, Inc.	350,000	9,828,000
Wal-Mart Stores, Inc.	200,000	8,900,000
		$18,728,000
Food Products — 1.7%
Nestle SA (3)	60,000	19,655,993
		$19,655,993
Hotels, Restaurants & Leisure — 0.9%
McDonald’s Corp.	300,000	10,617,000
		$10,617,000
Household Durables — 0.6%
Lennar Corp., Class A (2)	150,000	6,709,500
		$6,709,500
Household Products — 1.1%
Kimberly-Clark Corp.	200,000	12,210,000
		$12,210,000
Insurance — 6.4%
ACE, Ltd. (3)	225,000	11,594,250
Allstate Corp.	100,000	5,682,000
American International Group, Inc.	250,000	15,167,500
Hartford Financial Services Group, Inc.	200,000	16,968,000
MetLife, Inc. (2)	100,000	5,200,000
Progressive Corp.	200,000	4,838,000
St. Paul Travelers Cos., Inc. (The)	300,000	13,740,000
		$73,189,750

2

Machinery — 3.1%
Caterpillar, Inc.	200,000	$14,174,000
Deere & Co.	200,000	14,514,000
Eaton Corp.	100,000	6,410,000
		$35,098,000
Media — 2.5%
Time Warner, Inc.	950,000	15,675,000
Walt Disney Co. (2)	425,000	12,618,250
		$28,293,250
Metals & Mining — 2.2%
Alcoa, Inc.	325,000	9,733,750
Phelps Dodge Corp.	170,000	14,847,800
		$24,581,550
Multiline Retail — 2.0%
J.C. Penney Company, Inc.	300,000	18,888,000
Target Corp.	75,000	3,444,000
		$22,332,000
Multi-Utilities — 1.7%
Dominion Resources, Inc. (2)	250,000	19,620,000
		$19,620,000
Oil, Gas & Consumable Fuels — 14.2%
Apache Corp. (2)	200,000	14,094,000
Chevron Corp.	300,000	19,734,000
ConocoPhillips	350,000	24,024,000
Exxon Mobil Corp.	400,000	27,096,000
Marathon Oil Corp.	200,000	18,128,000
Occidental Petroleum Corp.	250,000	26,937,500
Peabody Energy Corp.	300,000	14,970,000
Valero Energy Corp.	250,000	16,857,500
		$161,841,000
Paper and Forest Products — 1.0%
Weyerhaeuser Co.	200,000	11,732,000
		$11,732,000
Pharmaceuticals — 8.3%
Abbott Laboratories	250,000	11,942,500
Eli Lilly & Co.	350,000	19,869,500
Johnson & Johnson	300,000	18,765,000
Merck & Co., Inc.	200,000	8,054,000
Sanofi-Aventis ADR	300,000	14,217,000
Wyeth	450,000	21,811,500
		$94,659,500

3

Real Estate Investment Trusts (REITs) — 3.0%
AMB Property Corp.	110,000	$5,767,300
AvalonBay Communities, Inc.	100,000	11,692,000
General Growth Properties, Inc.	100,000	4,564,000
Host Hotels & Resorts, Inc.	275,000	5,835,500
Public Storage, Inc. (2)	75,000	6,021,750
		$33,880,550
Road & Rail — 1.5%
Burlington Northern Santa Fe Corp.	250,000	17,227,500
		$17,227,500
Semiconductors & Semiconductor Equipment — 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	514,995	4,465,007
		$4,465,007
Specialty Retail — 1.4%
Home Depot, Inc.	350,000	12,148,500
TJX Companies, Inc. (2)	150,000	3,655,500
		$15,804,000
Thrifts & Mortgage Finance — 3.1%
Countrywide Financial Corp. (2)	500,000	17,915,000
Washington Mutual, Inc.	400,000	17,880,000
		$35,795,000
Tobacco — 2.3%
Altria Group, Inc.	325,000	25,990,250
		$25,990,250
Wireless Telecommunication Services — 1.2%
Alltel Corp. (2)	250,000	13,792,500
		$13,792,500
Total Common Stocks (identified cost $762,247,234)		$1,117,582,967

4

Short-Term Investments — 8.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.30%, 8/1/06 (4)	$67,650	$67,649,814
General Electric Capital Corp., Commercial Paper, 5.30%, 8/1/06	21,632	21,632,000
Investors Bank and Trust Company Time Deposit, 5.31%, 8/1/06	1,500	1,500,000
Total Short-Term Investments (at amortized cost, $90,781,814)		$90,781,814
Total Investments — 106.2% (identified cost $853,029,048)		$1,208,364,781
Other Assets, Less Liabilities — (6.2)%		$(70,337,068)
Net Assets — 100.0%		$1,138,027,713

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		All or a portion of these securities were on loan at July 31, 2006.
(3)		Foreign security.
(4)

As of July 31, 2006, The Portfolio loaned securities having a market value of $65,661,817 and received $67,649,814 of cash collateral for the loans. This cash was invested in an affiliated fund investing in high quality, U.S. dollar denominated money market instruments that is available only to Eaton Vance portfolios and funds. The rate shown is the annualized-seven day yield as of July 31, 2006. The amount invested therein by the Portfolio represents cash collateral received for securities on loan at July 31, 2006. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

The Portfolio did not have any open financial instruments at July 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$853,029,048
Gross unrealized appreciation	$357,543,688
Gross unrealized depreciation	(2,207,955)
Net unrealized appreciation	$355,335,733

The unrealized depreciation on foreign currency at July 31, 2006 on federal income tax was $8,603.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer

Date:       September 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer

Date:       September 22, 2006

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:       September 22, 2006